NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 6, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 17, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 29, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	7,230	$92,931	$100,424	$3	$100,427	$-	$100,427
ALVIVB	20,825	272,413	298,624	-	298,624	3	298,621
ALVSVA	237,486	4,263,522	4,129,875	169	4,130,044	-	4,130,044
ACVIP1	969,086	9,928,657	10,766,551	171	10,766,722	-	10,766,722
ACVIP2	40,480	449,578	448,925	-	448,925	2	448,923
ACVMV1	181,840	3,519,940	3,735,000	267	3,735,267	-	3,735,267
AMVNW2	43,158	1,025,663	1,348,676	-	1,348,676	3	1,348,673
BRVGA1	738,508	12,110,924	14,393,531	789	14,394,320	-	14,394,320
BRVHYI	331,022	2,396,979	2,502,528	9,902	2,512,430	-	2,512,430
MLVGA2	85,908	1,441,995	1,667,476	-	1,667,476	8	1,667,468
DCAP	51,163	1,982,307	2,413,869	57	2,413,926	-	2,413,926
DSIF	309,651	14,213,712	19,901,266	1,123	19,902,389	-	19,902,389
DVSCS	302,053	5,021,713	5,757,135	267	5,757,402	-	5,757,402
DWVSVS	74,716	2,568,713	2,538,862	5	2,538,867	-	2,538,867
DFVGB	1,808,724	19,274,906	19,226,739	-	19,226,739	1,004	19,225,735
DFVGMI	272,827	3,568,791	3,953,258	26	3,953,284	-	3,953,284
DFVIPS	243,366	2,551,503	2,752,468	-	2,752,468	1,860	2,750,608
DFVIS	1,898,461	22,378,784	25,078,672	2,255	25,080,927	-	25,080,927
DFVIV	2,135,483	24,100,932	25,155,990	2,306	25,158,296	-	25,158,296
DFVSTF	1,784,705	18,277,687	18,203,991	2,139	18,206,130	-	18,206,130
DFVULV	1,219,129	29,184,134	32,331,312	1,970	32,333,282	-	32,333,282
DFVUTV	1,277,266	21,071,942	23,514,463	1,961	23,516,424	-	23,516,424
DSGIBA	121,064	2,768,580	3,035,081	26	3,035,107	-	3,035,107
DSVCGA	35,508	1,179,279	1,504,111	10	1,504,121	-	1,504,121
FQB	53,005	582,669	626,523	37	626,560	-	626,560
FCS	136,440	5,956,953	6,534,116	-	6,534,116	4,707	6,529,409
FEIS	363,089	7,810,975	8,619,732	412	8,620,144	-	8,620,144
FEMS	252,846	2,878,268	3,734,540	1,162	3,735,702	-	3,735,702
FF10S	122,017	1,565,758	1,739,966	7	1,739,973	-	1,739,973
FF20S	197,094	2,565,488	2,950,498	75	2,950,573	-	2,950,573
FF30S	607,144	8,025,388	10,193,941	138	10,194,079	-	10,194,079
FGS	443,372	33,637,017	45,410,201	1,006	45,411,207	-	45,411,207
FIGBS	513,176	6,645,900	7,143,415	906	7,144,321	-	7,144,321
FMCS	282,063	9,012,418	10,797,370	467	10,797,837	-	10,797,837
FNRS2	618,432	8,640,015	6,413,144	93	6,413,237	-	6,413,237
FOS	216,307	4,557,054	5,710,504	159	5,710,663	-	5,710,663
FRESS	147,363	2,689,770	2,556,751	1,241	2,557,992	-	2,557,992
FVSS	757	10,156	10,234	-	10,234	10	10,224
FTVDM2	31,028	249,085	361,161	5	361,166	-	361,166
FTVFA1	90,677	552,829	497,815	36	497,851	-	497,851
FTVFA2	254,929	1,597,989	1,384,263	-	1,384,263	-	1,384,263
FTVGB1	369,323	6,200,518	5,351,484	209	5,351,693	-	5,351,693
FTVGI2	71,875	1,231,536	993,313	3	993,316	-	993,316
FTVIS1	229,804	3,575,666	3,596,428	214	3,596,642	-	3,596,642
FTVIS2	40,361	612,328	607,025	7	607,032	-	607,032
FTVRDI	1,385	35,376	41,796	12	41,808	-	41,808
FTVSVI	194,042	3,164,627	2,949,440	167	2,949,607	-	2,949,607
TIF2	44,911	652,585	596,420	21	596,441	-	596,441
GVGMNS	7,830	95,693	98,574	25	98,599	-	98,599
GVMSAS	10,658	96,824	100,721	7	100,728	-	100,728
RVARS	34,446	836,416	882,167	80	882,247	-	882,247

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACEG	350	22,756	31,169	3	31,172	-	31,172
AVMCCI	32,661	395,983	345,225	2	345,227	-	345,227
IVBRA1	892,827	9,447,059	9,356,828	41	9,356,869	-	9,356,869
OVAG	3,573	293,054	382,103	25	382,128	-	382,128
OVGI	146,154	4,183,787	4,371,462	727	4,372,189	-	4,372,189
OVGS	107,324	4,368,132	5,593,745	78	5,593,823	-	5,593,823
OVIG	2,316,813	5,586,076	6,741,925	107	6,742,032	-	6,742,032
OVSB	118,855	605,092	575,258	7	575,265	-	575,265
OVSC	109,329	2,499,818	2,997,795	786	2,998,581	-	2,998,581
WRASP	1,056,495	9,615,413	11,032,347	878	11,033,225	-	11,033,225
WRBDP	160,701	865,726	972,517	196	972,713	-	972,713
WRBP	90,409	692,314	787,407	98	787,505	-	787,505
WRCEP	95,995	1,098,760	1,378,829	203	1,379,032	-	1,379,032
WRDIV	134,035	904,301	806,809	140	806,949	-	806,949
WRENG	105,056	399,589	260,632	71	260,703	-	260,703
WRGBP	14,436	70,995	75,902	11	75,913	-	75,913
WRGNR	173,692	686,793	573,252	142	573,394	-	573,394
WRGP	138,633	1,490,449	1,760,915	215	1,761,130	-	1,761,130
WRHIP	1,031,479	3,539,285	3,502,077	322	3,502,399	-	3,502,399
WRI2P	44,411	712,393	725,930	149	726,079	-	726,079
WRIP	246,449	1,049,626	1,058,179	160	1,058,339	-	1,058,339
WRLTBP	35,372	174,849	177,189	11	177,200	-	177,200
WRMCG	217,831	2,498,697	3,808,565	232	3,808,797	-	3,808,797
WRMMP	308,300	308,300	308,300	100	308,400	-	308,400
WRPAP	312,214	1,444,197	1,534,781	197	1,534,978	-	1,534,978
WRPCP	68,876	341,661	366,064	40	366,104	-	366,104
WRPMAP	1,697,746	8,796,998	8,799,419	1,157	8,800,576	-	8,800,576
WRPMAV	71,164	366,097	388,355	-	388,355	3	388,352
WRPMCP	149,257	740,107	785,627	52	785,679	-	785,679
WRPMCV	140	690	787	6	793	-	793
WRPMMV	51,788	279,269	298,564	-	298,564	5	298,559
WRPMP	1,088,909	5,544,080	5,603,746	756	5,604,502	-	5,604,502
WRRESP	37,406	264,702	260,826	37	260,863	-	260,863
WRSCP	124,947	1,148,022	1,509,359	140	1,509,499	-	1,509,499
WRSCV	27,989	391,554	387,642	59	387,701	-	387,701
WRSTP	79,779	2,049,453	2,861,831	262	2,862,093	-	2,862,093
WRVP	70,480	414,821	450,986	44	451,030	-	451,030
JACAS	109,349	3,887,830	5,791,107	425	5,791,532	-	5,791,532
JAEI	59,594	4,592,519	5,614,321	142	5,614,463	-	5,614,463
JAGTS	1,471,060	19,185,739	30,156,725	-	30,156,725	2,219	30,154,506
JAIGS	80,474	2,388,419	2,943,745	326	2,944,071	-	2,944,071
JAMGS	41,817	3,050,301	3,657,307	56	3,657,363	-	3,657,363
LOVTRC	274,670	4,714,938	4,765,524	54	4,765,578	-	4,765,578
MFBIE	175,698	2,082,340	2,342,053	24	2,342,077	-	2,342,077
MFBOV	235,390	2,923,108	2,829,383	41	2,829,424	-	2,829,424
MFFCA	141,640	3,593,411	4,074,971	14	4,074,985	-	4,074,985
MFTCG	135,380	3,723,141	4,532,535	20	4,532,555	-	4,532,555
MNDIC	239,719	5,079,461	6,462,829	134	6,462,963	-	6,462,963
MV2IGI	669	12,178	16,754	10	16,764	-	16,764
MV3MVI	4,608	37,404	39,579	-	39,579	2	39,577
MVFIC	782,161	14,905,266	15,956,080	1,243	15,957,323	-	15,957,323

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MVIGIC	88,961	1,290,581	1,431,388	107	1,431,495	-	1,431,495
MVIVIC	382,594	9,785,853	13,409,929	197	13,410,126	-	13,410,126
MVIVSC	2,028	40,907	69,897	-	69,897	5	69,892
MVUIC	6,632	218,264	234,297	-	234,297	4,502	229,795
MSVFI	13,361	147,208	156,596	317	156,913	-	156,913
DTRTFB	91,999	936,543	936,548	17	936,565	-	936,565
EIF	156,273	2,870,881	3,030,126	393	3,030,519	-	3,030,519
GBF	251,573	2,822,790	2,840,259	760	2,841,019	-	2,841,019
GEM	1,146,756	12,863,795	17,155,465	314	17,155,779	-	17,155,779
GIG	82,308	926,873	955,592	74	955,666	-	955,666
GVAAA2	1,657,572	41,211,336	44,240,608	345,726	44,586,334	-	44,586,334
GVABD2	68,413	796,702	864,062	88	864,150	-	864,150
GVAGG2	200,927	6,106,205	8,087,294	302	8,087,596	-	8,087,596
GVAGI2	55,638	2,950,047	3,139,661	274	3,139,935	-	3,139,935
GVAGR2	85,816	7,321,451	10,368,231	595	10,368,826	-	10,368,826
GVDMA	795,315	9,568,486	10,458,395	-	10,458,395	11	10,458,384
GVDMC	46,803	525,865	526,528	11	526,539	-	526,539
GVEX1	3,827,817	67,774,326	85,589,997	-	85,589,997	208	85,589,789
GVIDA	175,565	2,144,108	2,291,118	1	2,291,119	-	2,291,119
GVIDC	54,914	565,274	578,789	7	578,796	-	578,796
GVIDM	484,783	5,705,295	5,851,333	-	5,851,333	1,108	5,850,225
GVIX2	244,576	2,266,455	2,543,587	76	2,543,663	-	2,543,663
HIBF	522,182	3,416,296	3,420,289	357	3,420,646	-	3,420,646
IDPG	290,536	3,198,673	3,489,335	4	3,489,339	-	3,489,339
IDPGI	113,994	1,249,775	1,305,226	-	1,305,226	7	1,305,219
MCIF	633,766	13,362,969	14,532,253	325	14,532,578	-	14,532,578
MSBF	191,814	1,750,957	1,764,690	91	1,764,781	-	1,764,781
NCPG	415,389	4,332,230	4,702,205	2	4,702,207	-	4,702,207
NCPGI	260,669	2,709,660	2,875,183	3	2,875,186	-	2,875,186
NJMMAY	1,024	10,048	10,317	-	10,317	3	10,314
NVAMV1	325,091	5,003,925	4,860,108	-	4,860,108	252	4,859,856
NVAMVX	114,753	1,505,336	1,712,122	356	1,712,478	-	1,712,478
NVBX	264,493	2,921,720	2,957,027	9	2,957,036	-	2,957,036
NVCBD1	257,482	2,862,959	2,948,175	146	2,948,321	-	2,948,321
NVCCA1	2,514,511	26,377,772	26,704,102	233	26,704,335	-	26,704,335
NVCCN1	274,304	2,794,755	2,992,659	43	2,992,702	-	2,992,702
NVCMA1	6,300,725	59,564,984	60,045,914	1,655	60,047,569	-	60,047,569
NVCMC1	333,604	3,486,735	3,696,336	198	3,696,534	-	3,696,534
NVCMD1	2,987,702	32,479,283	32,476,323	-	32,476,323	311	32,476,012
NVCRA1	2,599,669	25,324,239	28,258,397	761	28,259,158	-	28,259,158
NVCRB1	1,074,810	11,858,908	12,102,361	-	12,102,361	179	12,102,182
NVDBL2	36,549	522,277	592,098	-	592,098	10	592,088
NVDBLP	669,088	10,237,564	10,812,460	391	10,812,851	-	10,812,851
NVDCA2	3,559	59,225	65,204	-	65,204	7	65,197
NVDCAP	708,659	12,246,697	12,925,942	356	12,926,298	-	12,926,298
NVDMAP	6,714,560	87,107,304	87,557,859	4,036	87,561,895	-	87,561,895
NVDMCP	210,290	2,302,787	2,351,046	112	2,351,158	-	2,351,158
NVFIII	20,427	232,393	230,830	-	230,830	5	230,825
NVGEII	7,764	96,469	104,896	1	104,897	-	104,897
NVIDAP	2,443,694	30,381,311	31,670,274	737	31,671,011	-	31,671,011
NVIDCP	393,958	3,924,038	4,140,503	109	4,140,612	-	4,140,612

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVIDMP	2,211,514	27,238,833	26,582,394	-	26,582,394	334,472	26,247,922
NVIE6	8,159	76,692	93,830	4	93,834	-	93,834
NVIX	557,472	5,520,738	5,803,285	6	5,803,291	-	5,803,291
NVLCP1	493,692	5,732,129	6,042,795	156	6,042,951	-	6,042,951
NVMIG1	274,540	2,926,550	3,319,193	116	3,319,309	-	3,319,309
NVMIVX	333,715	3,053,335	3,590,774	177	3,590,951	-	3,590,951
NVMLG1	524,833	5,437,497	4,692,007	154	4,692,161	-	4,692,161
NVMMG1	797,979	8,524,798	11,052,013	812	11,052,825	-	11,052,825
NVMMV1	679,803	5,880,197	5,254,877	229	5,255,106	-	5,255,106
NVMMV2	57,541	539,782	448,245	441	448,686	-	448,686
NVNMO1	74,209	773,940	908,320	166	908,486	-	908,486
NVNSR2	116,188	1,535,450	1,634,765	973	1,635,738	-	1,635,738
NVOLG1	805,818	14,451,580	15,181,615	1,075	15,182,690	-	15,182,690
NVRE1	2,062,992	13,453,443	14,977,319	183	14,977,502	-	14,977,502
NVSIX2	1,394,987	13,124,429	12,722,282	1,026	12,723,308	-	12,723,308
NVSTB1	280,438	2,919,697	2,927,774	5	2,927,779	-	2,927,779
NVSTB2	4,881	50,581	50,714	-	50,714	1	50,713
NVTIV3	59,788	631,684	643,314	-	643,314	27	643,287
SAM	1,310,489	1,310,489	1,310,489	158	1,310,647	-	1,310,647
SAM5	21,511,752	21,511,752	21,511,752	1,774	21,513,526	-	21,513,526
SCF	132,196	2,496,786	2,642,589	129	2,642,718	-	2,642,718
SCGF	397,946	6,539,347	7,819,643	202	7,819,845	-	7,819,845
SCVF	349,759	3,722,077	3,067,387	156	3,067,543	-	3,067,543
TRF	356,937	7,113,465	8,398,737	1,021	8,399,758	-	8,399,758
AMMCGS	2,025	51,860	73,005	-	73,005	-	73,005
AMSRS	4,568	107,323	140,196	-	140,196	4	140,192
AMTB	58,856	623,437	628,585	527	629,112	-	629,112
NOTB3	191,445	2,122,137	2,268,619	-	2,268,619	6	2,268,613
NOTG3	355,145	4,007,429	4,158,750	-	4,158,750	-	4,158,750
NOTMG3	227,379	2,504,311	2,776,300	-	2,776,300	86	2,776,214
PMVAAA	57,673	596,368	638,441	13	638,454	-	638,454
PMVFBA	135,792	1,371,388	1,429,895	215	1,430,110	-	1,430,110
PMVLDA	468,251	4,784,439	4,860,446	376	4,860,822	-	4,860,822
PMVRSA	672,988	4,150,180	4,071,576	786	4,072,362	-	4,072,362
PMVTRA	881,358	9,622,019	10,214,944	475	10,215,419	-	10,215,419
PVEIIA	48,981	1,137,555	1,263,220	7	1,263,227	-	1,263,227
PVIVIA	7,499	65,996	77,615	-	77,615	15	77,600
TRHS2	19,736	824,560	1,143,892	-	1,143,892	10	1,143,882
TRHSP	595,168	26,630,020	36,329,027	-	36,329,027	4,120	36,324,907
VWHA	117,584	2,299,899	2,643,294	72	2,643,366	-	2,643,366
VRVDRI	6,632	106,834	117,385	41	117,426	-	117,426
WFVSCG	157,797	1,635,120	2,322,772	89	2,322,861	-	2,322,861

Total (unaudited)			$1,336,613,538	$410,626	$1,337,024,164	$355,175	$1,336,668,989

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	AMVNW2
Reinvested dividends	$14,339,497	2,182	4,291	39,105	166,619	5,869	63,726	699

Net investment income (loss)	14,339,497	2,182	4,291	39,105	166,619	5,869	63,726	699

Realized gain (loss) on investments	(3,218,497)	742	(5,719)	(363,012)	65,204	(2,161)	(25,050)	(2,588)
Change in unrealized gain (loss) on investments	100,932,404	636	18,681	181,069	716,962	35,516	(36,415)	246,800

Net gain (loss) on investments	97,713,907	1,378	12,962	(181,943)	782,166	33,355	(61,465)	244,212

Reinvested capital gains	47,254,449	-	-	178,999	-	-	-	10,307

Net increase (decrease) in contract owners’ equity resulting from operations	$159,307,853	3,560	17,253	36,161	948,785	39,224	2,261	255,218

Investment Activity:	BRVGA1	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB
Reinvested dividends	$165,125	77,497	17,036	16,959	276,998	52,427	22,202	5,050

Net investment income (loss)	165,125	77,497	17,036	16,959	276,998	52,427	22,202	5,050

Realized gain (loss) on investments	(19,594)	11,621	1,070	30,577	1,004,285	(112,895)	(52,271)	(118,460)
Change in unrealized gain (loss) on investments	1,640,241	76,284	176,963	272,060	711,871	307,249	(109,127)	368,985

Net gain (loss) on investments	1,620,647	87,905	178,033	302,637	1,716,156	194,354	(161,398)	250,525

Reinvested capital gains	678,047	-	79,140	173,555	1,086,387	298,524	126,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,463,819	165,402	274,209	493,151	3,079,541	545,305	(12,607)	255,575

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA
Reinvested dividends	$40,256	27,882	455,141	540,794	105,974	646,403	352,185	66,245

Net investment income (loss)	40,256	27,882	455,141	540,794	105,974	646,403	352,185	66,245

Realized gain (loss) on investments	36,950	43,902	(65,057)	(454,969)	17,531	164,081	(606,240)	(16,095)
Change in unrealized gain (loss) on investments	340,090	150,658	1,765,934	419,285	(16,341)	(546,430)	2,287,564	156,094

Net gain (loss) on investments	377,040	194,560	1,700,877	(35,684)	1,190	(382,349)	1,681,324	139,999

Reinvested capital gains	43,537	14,716	400,893	-	-	-	-	48,785

Net increase (decrease) in contract owners’ equity resulting from operations	$460,833	237,158	2,556,911	505,110	107,164	264,054	2,033,509	255,029

Investment Activity:	DSVCGA	FQB	FCS	FEIS	FEMS	FF10S	FF20S	FF30S
Reinvested dividends	$3,852	16,685	3,133	131,971	20,065	19,489	32,054	104,823

Net investment income (loss)	3,852	16,685	3,133	131,971	20,065	19,489	32,054	104,823

Realized gain (loss) on investments	9,836	(986)	37,374	(155,549)	83,211	32,265	12,766	149,555
Change in unrealized gain (loss) on investments	267,389	28,544	562,333	163,972	672,082	70,091	161,445	765,613

Net gain (loss) on investments	277,225	27,558	599,707	8,423	755,293	102,356	174,211	915,168

Reinvested capital gains	52,353	1,787	4,182	345,934	191,808	70,074	170,255	410,286

Net increase (decrease) in contract owners’ equity resulting from operations	$333,430	46,030	607,022	486,328	967,166	191,919	376,520	1,430,277

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGS	FIGBS	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2
Reinvested dividends	$19,574	146,966	49,551	155,894	16,954	47,177	110	12,671

Net investment income (loss)	19,574	146,966	49,551	155,894	16,954	47,177	110	12,671

Realized gain (loss) on investments	2,466,085	57,676	(148,424)	(1,022,828)	104,133	(19,260)	(406)	1,189
Change in unrealized gain (loss) on investments	7,158,317	343,608	1,813,096	(1,195,878)	653,879	(196,010)	126	29,280

Net gain (loss) on investments	9,624,402	401,284	1,664,672	(2,218,706)	758,012	(215,270)	(280)	30,469

Reinvested capital gains	3,087,879	2,328	-	-	21,275	74,293	542	7,952

Net increase (decrease) in contract owners’ equity resulting from operations	$12,731,855	550,578	1,714,223	(2,062,812)	796,241	(93,800)	372	51,092

Investment Activity:	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$9,202	18,342	456,932	85,991	195,341	32,871	856	41,699

Net investment income (loss)	9,202	18,342	456,932	85,991	195,341	32,871	856	41,699

Realized gain (loss) on investments	(33,856)	(8,794)	(165,806)	(20,929)	(25,402)	963	(3,478)	(199,285)
Change in unrealized gain (loss) on investments	(54,355)	(190,875)	(588,155)	(122,770)	(127,911)	(35,011)	(1,874)	182,176

Net gain (loss) on investments	(88,211)	(199,669)	(753,961)	(143,699)	(153,313)	(34,048)	(5,352)	(17,109)

Reinvested capital gains	139,016	326,811	-	-	2,636	466	2,959	149,422

Net increase (decrease) in contract owners’ equity resulting from operations	$60,007	145,484	(297,029)	(57,708)	44,664	(711)	(1,537)	174,012

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG
Reinvested dividends	$18,260	266	1,834	10,255	18	2,175	653,331	-

Net investment income (loss)	18,260	266	1,834	10,255	18	2,175	653,331	-

Realized gain (loss) on investments	(26,956)	1,370	(311)	3,363	3,044	(45,285)	20,097	35,111
Change in unrealized gain (loss) on investments	6,041	301	4,133	42,115	4,469	(8,600)	(201,202)	89,049

Net gain (loss) on investments	(20,915)	1,671	3,822	45,478	7,513	(53,885)	(181,105)	124,160

Reinvested capital gains	-	1,374	-	-	1,917	61,582	421,173	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,655)	3,311	5,656	55,733	9,448	9,872	893,399	124,160

Investment Activity:	OVGI	OVGS	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP
Reinvested dividends	$58,159	31,337	50,495	31,657	15,637	203,048	22,364	9,942

Net investment income (loss)	58,159	31,337	50,495	31,657	15,637	203,048	22,364	9,942

Realized gain (loss) on investments	(36,994)	91,441	11,657	(7,066)	(3,178)	(183,430)	(3,027)	(5,546)
Change in unrealized gain (loss) on investments	126,246	888,130	1,056,220	(7,845)	462,700	1,148,112	73,808	59,076

Net gain (loss) on investments	89,252	979,571	1,067,877	(14,911)	459,522	964,682	70,781	53,530

Reinvested capital gains	383,009	163,277	74,581	-	35,418	167,718	-	37,890

Net increase (decrease) in contract owners’ equity resulting from operations	$530,420	1,174,185	1,192,953	16,746	510,577	1,335,448	93,145	101,362

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P
Reinvested dividends	$6,697	18,109	4,195	3,713	10,992	-	241,613	18,076

Net investment income (loss)	6,697	18,109	4,195	3,713	10,992	-	241,613	18,076

Realized gain (loss) on investments	(24,686)	(35,314)	(53,159)	2,486	(56,132)	2,710	(100,689)	(58,423)
Change in unrealized gain (loss) on investments	195,949	44,446	(40,150)	1,112	(16,349)	218,105	51,765	84,097

Net gain (loss) on investments	171,263	9,132	(93,309)	3,598	(72,481)	220,815	(48,924)	25,674

Reinvested capital gains	67,959	-	-	-	-	202,986	-	140

Net increase (decrease) in contract owners’ equity resulting from operations	$245,919	27,241	(89,114)	7,311	(61,489)	423,801	192,689	43,890

Investment Activity:	WRIP	WRLTBP	WRMCG	WRMMP	WRPAP	WRPCP	WRPMAP	WRPMAV
Reinvested dividends	$2,924	4,530	-	911	19,087	5,578	130,908	4,028

Net investment income (loss)	2,924	4,530	-	911	19,087	5,578	130,908	4,028

Realized gain (loss) on investments	(99,472)	577	159,516	-	(5,927)	(2,615)	(45,224)	(100)
Change in unrealized gain (loss) on investments	257,479	1,494	910,521	-	22,801	17,097	108,536	1,581

Net gain (loss) on investments	158,007	2,071	1,070,037	-	16,874	14,482	63,312	1,481

Reinvested capital gains	-	-	190,586	-	165,368	20,810	943,355	28,472

Net increase (decrease) in contract owners’ equity resulting from operations	$160,931	6,601	1,260,623	911	201,329	40,870	1,137,575	33,981

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPMCP	WRPMCV	WRPMMV	WRPMP	WRRESP	WRSCP	WRSCV	WRSTP
Reinvested dividends	$12,024	10	3,558	87,462	4,299	-	-	-

Net investment income (loss)	12,024	10	3,558	87,462	4,299	-	-	-

Realized gain (loss) on investments	(1,944)	1	45	(14,578)	(26,043)	(25,770)	(20,133)	96,103
Change in unrealized gain (loss) on investments	29,146	97	1,121	105,395	(7,770)	451,868	39,437	370,019

Net gain (loss) on investments	27,202	98	1,166	90,817	(33,813)	426,098	19,304	466,122

Reinvested capital gains	57,176	45	19,642	520,596	19,672	-	16,128	299,920

Net increase (decrease) in contract owners’ equity resulting from operations	$96,402	153	24,366	698,875	(9,842)	426,098	35,432	766,042

Investment Activity:	WRVP	JACAS	JAEI	JAGTS	JAIGS	JAMGS	LOVTRC	MFBIE
Reinvested dividends	$7,714	8,693	3,506	621	30,628	-	109,488	33,685

Net investment income (loss)	7,714	8,693	3,506	621	30,628	-	109,488	33,685

Realized gain (loss) on investments	(9,610)	243,591	96,873	623,935	(79,505)	8,802	22,496	(23,340)
Change in unrealized gain (loss) on investments	576	1,074,405	481,361	6,699,614	470,929	459,797	31,356	222,484

Net gain (loss) on investments	(9,034)	1,317,996	578,234	7,323,549	391,424	468,599	53,852	199,144

Reinvested capital gains	16,119	398,462	348,521	1,803,602	-	161,896	87,129	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,799	1,725,151	930,261	9,127,772	422,052	630,495	250,469	232,829

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MFBOV	MFFCA	MFTCG	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC
Reinvested dividends	$50,815	-	-	-	66	90	216,701	9,872

Net investment income (loss)	50,815	-	-	-	66	90	216,701	9,872

Realized gain (loss) on investments	(27,328)	(54,389)	303,020	180,395	114	(2,494)	(134,862)	13,735
Change in unrealized gain (loss) on investments	(100,886)	701,185	230,801	1,330,174	1,515	2,175	(101,535)	137,572

Net gain (loss) on investments	(128,214)	646,796	533,821	1,510,569	1,629	(319)	(236,397)	151,307

Reinvested capital gains	28,649	81,881	510,732	455,016	1,392	304	607,342	8,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,750)	728,677	1,044,553	1,965,585	3,087	75	587,646	170,159

Investment Activity:	MVIVIC	MVIVSC	MVUIC	MSVFI	DTRTFB	EIF	GBF	GEM
Reinvested dividends	$115,996	500	4,334	3,943	20,973	51,260	62,133	288,354

Net investment income (loss)	115,996	500	4,334	3,943	20,973	51,260	62,133	288,354

Realized gain (loss) on investments	335,069	2,621	2,288	620	2,662	70,863	144,527	159,467
Change in unrealized gain (loss) on investments	1,586,499	7,659	11,797	3,676	2,362	(160,818)	(25,704)	1,583,213

Net gain (loss) on investments	1,921,568	10,280	14,085	4,296	5,024	(89,955)	118,823	1,742,680

Reinvested capital gains	233,744	1,308	4,519	1,441	-	122,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,271,308	12,088	22,938	9,680	25,997	83,323	180,956	2,031,034

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$11,415	574,691	16,679	44,054	48,314	56,077	21,143	670

Net investment income (loss)	11,415	574,691	16,679	44,054	48,314	56,077	21,143	670

Realized gain (loss) on investments	(43,794)	485,442	3,703	97,310	(49,662)	82,037	152,212	(1,446)
Change in unrealized gain (loss) on investments	87,211	665,498	48,099	1,284,291	66,658	2,568,669	353,902	28,679

Net gain (loss) on investments	43,417	1,150,940	51,802	1,381,601	16,996	2,650,706	506,114	27,233

Reinvested capital gains	-	2,971,431	538	449,126	298,306	734,352	601,877	14,242

Net increase (decrease) in contract owners’ equity resulting from operations	$54,832	4,697,062	69,019	1,874,781	363,616	3,441,135	1,129,134	42,145

Investment Activity:	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI
Reinvested dividends	$1,400,127	5,008	556	5,678	51,913	171,761	3,894	1,432

Net investment income (loss)	1,400,127	5,008	556	5,678	51,913	171,761	3,894	1,432

Realized gain (loss) on investments	3,069,472	78,522	(4,541)	33,857	6,552	(4,516)	1,714	6,366
Change in unrealized gain (loss) on investments	7,302,467	17,712	37,583	229,559	86,142	12,661	165,978	39,693

Net gain (loss) on investments	10,371,939	96,234	33,042	263,416	92,694	8,145	167,692	46,059

Reinvested capital gains	1,446,727	147,600	5,299	234,402	66,764	-	58,352	12,875

Net increase (decrease) in contract owners’ equity resulting from operations	$13,218,793	248,842	38,897	503,496	211,371	179,906	229,938	60,366

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF	MSBF	NCPG	NCPGI	NJMMAY	NVAMV1	NVAMVX	NVBX
Reinvested dividends	$135,026	60,887	32,277	17,649	-	74,657	19,868	60,850

Net investment income (loss)	135,026	60,887	32,277	17,649	-	74,657	19,868	60,850

Realized gain (loss) on investments	(931,704)	(27,977)	2,919	6,334	21	(209,181)	7,405	64,574
Change in unrealized gain (loss) on investments	1,928,498	24,606	298,520	125,746	269	50,295	206,786	700

Net gain (loss) on investments	996,794	(3,371)	301,439	132,080	290	(158,886)	214,191	65,274

Reinvested capital gains	549,944	-	-	-	33	118,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,681,764	57,516	333,716	149,729	323	34,016	234,059	126,124

Investment Activity:	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1
Reinvested dividends	$76,221	230,638	7,005	571,569	18,620	247,009	274,337	74,867

Net investment income (loss)	76,221	230,638	7,005	571,569	18,620	247,009	274,337	74,867

Realized gain (loss) on investments	45,491	(329,310)	1,033	(908,969)	(62,165)	(312,488)	(405,665)	(135,884)
Change in unrealized gain (loss) on investments	70,971	1,983,980	202,114	5,908,648	339,634	2,313,633	3,361,223	968,927

Net gain (loss) on investments	116,462	1,654,670	203,147	4,999,679	277,469	2,001,145	2,955,558	833,043

Reinvested capital gains	6,215	902,420	6,840	1,133,194	23,483	828,551	-	152,270

Net increase (decrease) in contract owners’ equity resulting from operations	$198,898	2,787,728	216,992	6,704,442	319,572	3,076,705	3,229,895	1,060,180

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII
Reinvested dividends	$776	12,129	1,949	18,963	170,491	2,888	2,655	996

Net investment income (loss)	776	12,129	1,949	18,963	170,491	2,888	2,655	996

Realized gain (loss) on investments	10,332	(42,772)	50,889	(27,398)	(315,738)	(13,999)	3,225	(82)
Change in unrealized gain (loss) on investments	23,835	674,700	(78,026)	756,195	5,199,082	132,682	(1,432)	6,348

Net gain (loss) on investments	34,167	631,928	(27,137)	728,797	4,883,344	118,683	1,793	6,266

Reinvested capital gains	17,123	267,555	63,143	614,310	4,853,380	61,348	411	1

Net increase (decrease) in contract owners’ equity resulting from operations	$52,066	911,612	37,955	1,362,070	9,907,215	182,919	4,859	7,263

Investment Activity:	NVIDAP	NVIDCP	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$59,255	3,977	32,253	814	127,087	169,609	22,712	-

Net investment income (loss)	59,255	3,977	32,253	814	127,087	169,609	22,712	-

Realized gain (loss) on investments	(316,019)	8,523	(183,153)	931	2,299	27,767	(23,879)	(3,836)
Change in unrealized gain (loss) on investments	2,040,274	228,248	1,399,178	3,724	127,747	236,492	307,146	537,440

Net gain (loss) on investments	1,724,255	236,771	1,216,025	4,655	130,046	264,259	283,267	533,604

Reinvested capital gains	1,746,444	37,866	1,331,473	-	146,954	-	709,228	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,529,954	278,614	2,579,751	5,469	404,087	433,868	1,015,207	533,604

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1
Reinvested dividends	$-	-	102,495	8,139	3,416	11,119	180,966	219,502

Net investment income (loss)	-	-	102,495	8,139	3,416	11,119	180,966	219,502

Realized gain (loss) on investments	(69,066)	(428,257)	(407,811)	(20,702)	17,256	(30,192)	(15,057)	(381,648)
Change in unrealized gain (loss) on investments	(705,812)	3,539,972	346,616	6,316	26,019	98,028	933,316	(657,431)

Net gain (loss) on investments	(774,878)	3,111,715	(61,195)	(14,386)	43,275	67,836	918,259	(1,039,079)

Reinvested capital gains	1,924,445	1,324,239	-	-	66,730	97,807	1,368,338	68,114

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,567	4,435,954	41,300	(6,247)	113,421	176,762	2,467,563	(751,463)

Investment Activity:	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF	SCGF
Reinvested dividends	$92,855	52,524	807	11,640	3,316	42,083	422	-

Net investment income (loss)	92,855	52,524	807	11,640	3,316	42,083	422	-

Realized gain (loss) on investments	(690,500)	13,001	(99)	(134,206)	-	-	(112,378)	(454,657)
Change in unrealized gain (loss) on investments	2,471,878	9,600	597	128,020	-	-	504,485	1,746,240

Net gain (loss) on investments	1,781,378	22,601	498	(6,186)	-	-	392,107	1,291,583

Reinvested capital gains	459,982	-	-	-	-	-	89,098	679,794

Net increase (decrease) in contract owners’ equity resulting from operations	$2,334,215	75,125	1,305	5,454	3,316	42,083	481,627	1,971,377

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCVF	TRF	AMMCGS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3
Reinvested dividends	$1,905	88,586	-	755	14,296	45,444	76,324	55,103

Net investment income (loss)	1,905	88,586	-	755	14,296	45,444	76,324	55,103

Realized gain (loss) on investments	(331,444)	335,094	8	7,922	(1,187)	(12,075)	(27,301)	(12,890)
Change in unrealized gain (loss) on investments	454,727	(214,515)	15,806	9,385	9,909	56,497	155,513	83,056

Net gain (loss) on investments	123,283	120,579	15,814	17,307	8,722	44,422	128,212	70,166

Reinvested capital gains	12,922	561,173	3,238	5,188	-	29,259	-	21,802

Net increase (decrease) in contract owners’ equity resulting from operations	$138,110	770,338	19,052	23,250	23,018	119,125	204,536	147,071

Investment Activity:	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PMVTRA	PVEIIA	PVIVIA	TRHS2
Reinvested dividends	$27,822	63,026	60,512	239,037	196,513	13,431	1,892	-

Net investment income (loss)	27,822	63,026	60,512	239,037	196,513	13,431	1,892	-

Realized gain (loss) on investments	(1,739)	(38,766)	(29,247)	(318,224)	37,097	(23,546)	(10,599)	176,203
Change in unrealized gain (loss) on investments	22,470	110,397	112,870	226,330	414,696	68,723	8,087	41,078

Net gain (loss) on investments	20,731	71,631	83,623	(91,894)	451,793	45,177	(2,512)	217,281

Reinvested capital gains	-	-	-	-	102,527	46,787	1,003	63,925

Net increase (decrease) in contract owners’ equity resulting from operations	$48,553	134,657	144,135	147,143	750,833	105,395	383	281,206

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	TRHSP	VWHA	VRVDRI	WFVSCG	IVKMG1	GVDIVI	NVMLV1	NVLCAP
Reinvested dividends	$-	21,858	1,402	-	-	254,841	18,712	689

Net investment income (loss)	-	21,858	1,402	-	-	254,841	18,712	689

Realized gain (loss) on investments	228,487	(57,796)	(11,250)	150,417	(95,806)	(1,418,965)	(1,033,067)	(4,944)
Change in unrealized gain (loss) on investments	5,553,738	554,352	16,746	656,730	9,503	730,699	317,541	(5,123)

Net gain (loss) on investments	5,782,225	496,556	5,496	807,147	(86,303)	(688,266)	(715,526)	(10,067)

Reinvested capital gains	1,980,169	-	1,703	109,857	71,899	-	499,241	2,513

Net increase (decrease) in contract owners’ equity resulting from operations	$7,762,394	518,414	8,601	917,004	(14,404)	(433,425)	(197,573)	(6,865)

Investment Activity:	NVLMP
Reinvested dividends	$6,887

Net investment income (loss)	6,887

Realized gain (loss) on investments	(12,286)
Change in unrealized gain (loss) on investments	(62,138)

Net gain (loss) on investments	(74,424)

Reinvested capital gains	74,788

Net increase (decrease) in contract owners’ equity resulting from operations	$7,251

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,339,497	22,187,585	2,182	3,426	4,291	858	39,105	26,699
Realized gain (loss) on investments	(3,218,497)	(509,876)	742	(45)	(5,719)	2,466	(363,012)	(98,724)
Change in unrealized gain (loss) on investments	100,932,404	107,036,191	636	19,442	18,681	13,734	181,069	390,304
Reinvested capital gains	47,254,449	65,699,102	-	189	-	-	178,999	498,184

Net increase (decrease) in contract owners’ equity resulting from operations	159,307,853	194,413,002	3,560	23,012	17,253	17,058	36,161	816,463

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	167,217,821	158,476,628	17,043	22,532	34,499	247,314	360,913	493,117
Transfers between funds	-	-	(5,116)	(96)	128,108	(278)	(468,636)	(174,009)
Surrenders (notes 2, 3, 4, 5 and 6)	(105,981,858)	(99,509,282)	(93,424)	(10,700)	(167,420)	(7,739)	(609,438)	(435,964)
Adjustments to maintain reserves	(37,802)	108,010	13	(13)	(7)	2	(188)	334

Net equity transactions	61,198,161	59,075,356	(81,484)	11,723	(4,820)	239,299	(717,349)	(116,522)

Net change in contract owners’ equity	220,506,014	253,488,358	(77,924)	34,735	12,433	256,357	(681,188)	699,941
Contract owners’ equity at beginning of period	1,116,162,975	862,674,617	178,351	143,616	286,188	29,831	4,811,232	4,111,291

Contract owners’ equity at end of period	$1,336,668,989	1,116,162,975	100,427	178,351	298,621	286,188	4,130,044	4,811,232

CHANGE IN UNITS:
Beginning units	57,456,657	53,844,071	11,756	10,935	31,716	3,861	189,281	194,249
Units purchased	15,819,623	12,347,409	1,332	1,599	20,692	29,094	27,183	22,415
Units surrendered	(11,425,566)	(8,734,823)	(6,785)	(778)	(20,030)	(1,239)	(59,278)	(27,383)

Ending units	61,850,714	57,456,657	6,303	11,756	32,378	31,716	157,186	189,281

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		AMVNW2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$166,619	263,555	5,869	9,831	63,726	83,731	699	7,223
Realized gain (loss) on investments	65,204	(52,360)	(2,161)	(5,353)	(25,050)	54,668	(2,588)	(1,493)
Change in unrealized gain (loss) on investments	716,962	683,048	35,516	31,610	(36,415)	435,319	246,800	114,046
Reinvested capital gains	-	-	-	-	-	441,403	10,307	21,571

Net increase (decrease) in contract owners’ equity resulting from operations	948,785	894,243	39,224	36,088	2,261	1,015,121	255,218	141,347

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,198,485	1,470,925	6,454	6,149	168,713	166,576	394,677	433,645
Transfers between funds	(972,201)	(580,430)	43	(2,137)	(377,509)	(104,693)	(1,803)	46,795
Surrenders (notes 2, 3, 4, 5 and 6)	(950,267)	(864,492)	(15,267)	(33,530)	(167,652)	(721,599)	(191,066)	(68,205)
Adjustments to maintain reserves	11,701	(10,000)	(4)	(1)	(307)	572	(82)	149

Net equity transactions	(712,282)	16,003	(8,774)	(29,519)	(376,755)	(659,144)	201,726	412,384

Net change in contract owners’ equity	236,503	910,246	30,450	6,569	(374,494)	355,977	456,944	553,731
Contract owners’ equity at beginning of period	10,530,219	9,619,973	418,473	411,904	4,109,761	3,753,784	891,729	337,998

Contract owners’ equity at end of period	$10,766,722	10,530,219	448,923	418,473	3,735,267	4,109,761	1,348,673	891,729

CHANGE IN UNITS:
Beginning units	938,205	934,718	25,637	27,481	98,875	116,636	73,168	35,816
Units purchased	128,657	153,262	408	400	7,506	5,983	34,756	44,422
Units surrendered	(194,068)	(149,775)	(941)	(2,244)	(17,591)	(23,744)	(18,379)	(7,070)

Ending units	872,794	938,205	25,104	25,637	88,790	98,875	89,545	73,168

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVGA1		BRVHYI		MLVGA2		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$165,125	162,701	77,497	38,945	17,036	18,532	16,959	22,143
Realized gain (loss) on investments	(19,594)	(37,114)	11,621	(2,330)	1,070	7,710	30,577	(32,545)
Change in unrealized gain (loss) on investments	1,640,241	1,446,426	76,284	53,611	176,963	191,186	272,060	379,653
Reinvested capital gains	678,047	426,650	-	-	79,140	55,637	173,555	203,151

Net increase (decrease) in contract owners’ equity resulting from operations	2,463,819	1,998,663	165,402	90,226	274,209	273,065	493,151	572,402

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	881,570	1,126,293	738,249	302,819	6,170	7,575	121,402	152,956
Transfers between funds	(1,087,919)	(112,437)	827,092	260,642	(124,525)	5,293	10,800	(33,903)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,155,636)	(730,111)	(274,136)	(66,057)	(157,825)	(216,522)	(382,305)	(128,545)
Adjustments to maintain reserves	(45)	872	5,747	160	(10)	7	(42)	91

Net equity transactions	(1,362,030)	284,617	1,296,952	497,564	(276,190)	(203,647)	(250,145)	(9,401)

Net change in contract owners’ equity	1,101,789	2,283,280	1,462,354	587,790	(1,981)	69,418	243,006	563,001
Contract owners’ equity at beginning of period	13,292,531	11,009,251	1,050,076	462,286	1,669,449	1,600,031	2,170,920	1,607,919

Contract owners’ equity at end of period	$14,394,320	13,292,531	2,512,430	1,050,076	1,667,468	1,669,449	2,413,926	2,170,920

CHANGE IN UNITS:
Beginning units	855,232	835,764	90,475	45,921	78,748	88,932	62,253	62,752
Units purchased	58,157	88,864	142,916	50,854	306	781	10,114	5,964
Units surrendered	(148,041)	(69,396)	(31,581)	(6,300)	(13,945)	(10,965)	(16,403)	(6,463)

Ending units	765,348	855,232	201,810	90,475	65,109	78,748	55,964	62,253

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DVSCS		DWVSVS		DFVGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$276,998	292,512	52,427	53,551	22,202	16,319	5,050	462,167
Realized gain (loss) on investments	1,004,285	737,622	(112,895)	(4,709)	(52,271)	29,962	(118,460)	(5,883)
Change in unrealized gain (loss) on investments	711,871	2,641,915	307,249	550,565	(109,127)	303,402	368,985	207,391
Reinvested capital gains	1,086,387	859,616	298,524	511,006	126,589	168,269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,079,541	4,531,665	545,305	1,110,413	(12,607)	517,952	255,575	663,675

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	716,914	629,603	257,905	294,839	193,651	236,707	3,026,544	3,111,722
Transfers between funds	(1,105,082)	(305,104)	(401,747)	(318,729)	20,123	77,775	(990,122)	995,012
Surrenders (notes 2, 3, 4, 5 and 6)	(1,119,513)	(1,389,206)	(356,107)	(620,459)	(135,253)	(205,333)	(1,648,655)	(1,139,039)
Adjustments to maintain reserves	15,362	(12,896)	8,820	(7,751)	(31)	34	(12,195)	10,968

Net equity transactions	(1,492,319)	(1,077,603)	(491,129)	(652,100)	78,490	109,183	375,572	2,978,663

Net change in contract owners’ equity	1,587,222	3,454,062	54,176	458,313	65,883	627,135	631,147	3,642,338
Contract owners’ equity at beginning of period	18,315,167	14,861,105	5,703,226	5,244,913	2,472,984	1,845,849	18,594,588	14,952,250

Contract owners’ equity at end of period	$19,902,389	18,315,167	5,757,402	5,703,226	2,538,867	2,472,984	19,225,735	18,594,588

CHANGE IN UNITS:
Beginning units	514,215	546,950	157,959	177,285	130,512	124,417	1,576,277	1,321,356
Units purchased	29,493	43,179	13,220	14,515	23,018	20,733	291,946	372,932
Units surrendered	(70,543)	(75,914)	(27,251)	(33,841)	(16,560)	(14,638)	(260,910)	(118,011)

Ending units	473,165	514,215	143,928	157,959	136,970	130,512	1,607,313	1,576,277

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$40,256	44,454	27,882	28,544	455,141	575,990	540,794	759,964
Realized gain (loss) on investments	36,950	(1,089)	43,902	797	(65,057)	(29,312)	(454,969)	(51,399)
Change in unrealized gain (loss) on investments	340,090	250,710	150,658	78,511	1,765,934	3,419,885	419,285	2,172,365
Reinvested capital gains	43,537	14,621	14,716	-	400,893	255,681	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	460,833	308,696	237,158	107,852	2,556,911	4,222,244	505,110	2,880,930

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	454,622	304,935	493,521	412,769	3,543,748	3,922,483	4,163,492	4,341,373
Transfers between funds	1,000,158	301,850	366,743	418,743	(1,954,546)	(291,269)	(385,892)	551,284
Surrenders (notes 2, 3, 4, 5 and 6)	(123,592)	(461,834)	(175,268)	(135,591)	(1,851,381)	(1,456,353)	(1,786,416)	(1,471,672)
Adjustments to maintain reserves	(8,134)	8,163	(2,270)	410	2,228	208	(613)	3,235

Net equity transactions	1,323,054	153,114	682,726	696,331	(259,951)	2,175,069	1,990,571	3,424,220

Net change in contract owners’ equity	1,783,887	461,810	919,884	804,183	2,296,960	6,397,313	2,495,681	6,305,150
Contract owners’ equity at beginning of period	2,169,397	1,707,587	1,830,724	1,026,541	22,783,967	16,386,654	22,662,615	16,357,465

Contract owners’ equity at end of period	$3,953,284	2,169,397	2,750,608	1,830,724	25,080,927	22,783,967	25,158,296	22,662,615

CHANGE IN UNITS:
Beginning units	180,087	168,068	165,934	100,936	1,246,703	1,110,983	1,504,700	1,258,516
Units purchased	139,211	52,885	84,841	78,351	233,669	259,564	449,534	371,880
Units surrendered	(23,316)	(40,866)	(27,563)	(13,353)	(226,017)	(123,844)	(253,535)	(125,696)

Ending units	295,982	180,087	223,212	165,934	1,254,355	1,246,703	1,700,699	1,504,700

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVSTF		DFVULV		DFVUTV		DSGIBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$105,974	410,132	646,403	601,007	352,185	299,051	66,245	40,293
Realized gain (loss) on investments	17,531	11,216	164,081	234,822	(606,240)	(47,890)	(16,095)	(11,890)
Change in unrealized gain (loss) on investments	(16,341)	(7,134)	(546,430)	4,814,858	2,287,564	2,954,538	156,094	175,269
Reinvested capital gains	-	-	-	305,005	-	525,471	48,785	1,204

Net increase (decrease) in contract owners’ equity resulting from operations	107,164	414,214	264,054	5,955,692	2,033,509	3,731,170	255,029	204,876

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,681,322	2,975,886	4,686,883	5,036,051	3,204,506	3,519,045	1,103,940	1,139,222
Transfers between funds	(1,508,333)	1,713,665	(772,594)	(487,751)	(1,834,613)	613,342	(70,620)	176,337
Surrenders (notes 2, 3, 4, 5 and 6)	(1,517,607)	(1,375,568)	(1,987,727)	(2,104,912)	(1,636,970)	(1,291,417)	(217,916)	(209,455)
Adjustments to maintain reserves	(8,146)	10,084	(4,658)	6,656	(4,619)	6,705	402	(373)

Net equity transactions	(352,764)	3,324,067	1,921,904	2,450,044	(271,696)	2,847,675	815,806	1,105,731

Net change in contract owners’ equity	(245,600)	3,738,281	2,185,958	8,405,736	1,761,813	6,578,845	1,070,835	1,310,607
Contract owners’ equity at beginning of period	18,451,730	14,713,449	30,147,324	21,741,588	21,754,611	15,175,766	1,964,272	653,665

Contract owners’ equity at end of period	$18,206,130	18,451,730	32,333,282	30,147,324	23,516,424	21,754,611	3,035,107	1,964,272

CHANGE IN UNITS:
Beginning units	1,720,630	1,407,580	1,190,909	1,080,560	976,352	834,983	145,961	58,367
Units purchased	302,638	460,074	261,044	244,512	201,151	235,415	92,395	105,081
Units surrendered	(334,401)	(147,024)	(156,585)	(134,163)	(162,214)	(94,046)	(30,065)	(17,487)

Ending units	1,688,867	1,720,630	1,295,368	1,190,909	1,015,289	976,352	208,291	145,961

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSVCGA		FQB		FCS		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,852	1,305	16,685	12,239	3,133	589	131,971	145,906
Realized gain (loss) on investments	9,836	(620)	(986)	420	37,374	332	(155,549)	(36,980)
Change in unrealized gain (loss) on investments	267,389	74,157	28,544	25,426	562,333	14,830	163,972	1,190,838
Reinvested capital gains	52,353	33,503	1,787	16	4,182	-	345,934	459,458

Net increase (decrease) in contract owners’ equity resulting from operations	333,430	108,345	46,030	38,101	607,022	15,751	486,328	1,759,222

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	693,026	342,175	43,779	60,670	837,709	116,815	626,357	648,190
Transfers between funds	(4,639)	15,075	117,188	4,639	4,984,042	128,358	(89,028)	2,319
Surrenders (notes 2, 3, 4, 5 and 6)	(130,303)	(61,327)	(32,743)	(44,553)	(130,245)	(25,338)	(652,231)	(574,258)
Adjustments to maintain reserves	(11)	24	31	(2)	(4,701)	(4)	200	2,186

Net equity transactions	558,073	295,947	128,255	20,754	5,686,805	219,831	(114,702)	78,437

Net change in contract owners’ equity	891,503	404,292	174,285	58,855	6,293,827	235,582	371,626	1,837,659
Contract owners’ equity at beginning of period	612,618	208,326	452,275	393,420	235,582	-	8,248,518	6,410,859

Contract owners’ equity at end of period	$1,504,121	612,618	626,560	452,275	6,529,409	235,582	8,620,144	8,248,518

CHANGE IN UNITS:
Beginning units	41,881	19,531	24,360	23,191	21,193	-	301,092	298,050
Units purchased	42,899	27,340	10,460	5,150	442,541	23,618	36,055	39,152
Units surrendered	(10,826)	(4,990)	(3,607)	(3,981)	(13,388)	(2,425)	(41,727)	(36,110)

Ending units	73,954	41,881	31,213	24,360	450,346	21,193	295,420	301,092

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS		FF10S		FF20S		FF30S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,065	18,672	19,489	36,101	32,054	56,500	104,823	145,115
Realized gain (loss) on investments	83,211	983	32,265	15,868	12,766	12,631	149,555	122,761
Change in unrealized gain (loss) on investments	672,082	203,039	70,091	135,064	161,445	284,782	765,613	1,077,822
Reinvested capital gains	191,808	-	70,074	77,575	170,255	142,481	410,286	257,186

Net increase (decrease) in contract owners’ equity resulting from operations	967,166	222,694	191,919	264,608	376,520	496,394	1,430,277	1,602,884

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	598,325	384,193	88,904	116,893	220,280	237,003	654,034	641,737
Transfers between funds	1,286,448	313,362	(241,137)	(326,258)	(280,564)	177,615	562,194	(5,398)
Surrenders (notes 2, 3, 4, 5 and 6)	(442,839)	(52,478)	(154,956)	(156,072)	(376,769)	(327,373)	(636,044)	(727,868)
Adjustments to maintain reserves	72	1,087	(22)	19	(41)	108	(208)	338

Net equity transactions	1,442,006	646,164	(307,211)	(365,418)	(437,094)	87,353	579,976	(91,191)

Net change in contract owners’ equity	2,409,172	868,858	(115,292)	(100,810)	(60,574)	583,747	2,010,253	1,511,693
Contract owners’ equity at beginning of period	1,326,530	457,672	1,855,265	1,956,075	3,011,147	2,427,400	8,183,826	6,672,133

Contract owners’ equity at end of period	$3,735,702	1,326,530	1,739,973	1,855,265	2,950,573	3,011,147	10,194,079	8,183,826

CHANGE IN UNITS:
Beginning units	123,059	54,943	78,967	96,578	117,482	113,656	289,083	293,129
Units purchased	184,270	73,617	3,751	5,292	9,167	18,909	43,702	27,211
Units surrendered	(42,919)	(5,501)	(16,824)	(22,903)	(26,472)	(15,083)	(24,372)	(31,257)

Ending units	264,410	123,059	65,894	78,967	100,177	117,482	308,413	289,083

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FIGBS		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,574	39,466	146,966	146,556	49,551	72,819	155,894	135,516
Realized gain (loss) on investments	2,466,085	185,446	57,676	31,553	(148,424)	(204,150)	(1,022,828)	(547,489)
Change in unrealized gain (loss) on investments	7,158,317	5,306,943	343,608	323,558	1,813,096	1,030,745	(1,195,878)	1,097,929
Reinvested capital gains	3,087,879	1,348,264	2,328	-	-	1,035,968	-	5,168

Net increase (decrease) in contract owners’ equity resulting from operations	12,731,855	6,880,119	550,578	501,667	1,714,223	1,935,382	(2,062,812)	691,124

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,671,416	3,273,428	455,385	536,874	642,622	772,828	868,583	1,083,080
Transfers between funds	3,196,885	1,125,406	744,863	307,720	(177,659)	(540,516)	635,654	(205,350)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,482,951)	(2,267,461)	(349,908)	(643,437)	(866,601)	(1,167,189)	(523,243)	(783,949)
Adjustments to maintain reserves	(1,451)	2,767	(291)	2,237	(36)	476	6,548	(7,485)

Net equity transactions	4,383,899	2,134,140	850,049	203,394	(401,674)	(934,401)	987,542	86,296

Net change in contract owners’ equity	17,115,754	9,014,259	1,400,627	705,061	1,312,549	1,000,981	(1,075,270)	777,420
Contract owners’ equity at beginning of period	28,295,453	19,281,194	5,743,694	5,038,633	9,485,288	8,484,307	7,488,507	6,711,087

Contract owners’ equity at end of period	$45,411,207	28,295,453	7,144,321	5,743,694	10,797,837	9,485,288	6,413,237	7,488,507

CHANGE IN UNITS:
Beginning units	683,492	625,050	310,568	298,632	267,146	294,745	445,565	438,202
Units purchased	208,292	133,971	80,769	59,327	33,823	29,684	217,816	101,970
Units surrendered	(128,585)	(75,529)	(37,657)	(47,391)	(43,331)	(57,283)	(95,298)	(94,607)

Ending units	763,199	683,492	353,680	310,568	257,638	267,146	568,083	445,565

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FRESS		FVSS		FTVDM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,954	72,568	47,177	29,310	110	164	12,671	3,231
Realized gain (loss) on investments	104,133	51,911	(19,260)	10,650	(406)	108	1,189	(4,704)
Change in unrealized gain (loss) on investments	653,879	797,103	(196,010)	108,175	126	1,773	29,280	74,475
Reinvested capital gains	21,275	169,854	74,293	17,562	542	949	7,952	-

Net increase (decrease) in contract owners’ equity resulting from operations	796,241	1,091,436	(93,800)	165,697	372	2,994	51,092	73,002

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	629,595	621,467	603,060	648,853	107	544	15,839	19,158
Transfers between funds	71,811	189,491	382,696	592,635	157	(128)	(22,280)	16,100
Surrenders (notes 2, 3, 4, 5 and 6)	(628,510)	(1,265,442)	(204,137)	(93,496)	(1,800)	(870)	(21,611)	(69,776)
Adjustments to maintain reserves	247	(90)	765	476	(11)	3	10	(7)

Net equity transactions	73,143	(454,574)	782,384	1,148,468	(1,547)	(451)	(28,042)	(34,525)

Net change in contract owners’ equity	869,384	636,862	688,584	1,314,165	(1,175)	2,543	23,050	38,477
Contract owners’ equity at beginning of period	4,841,279	4,204,417	1,869,408	555,243	11,399	8,856	338,116	299,639

Contract owners’ equity at end of period	$5,710,663	4,841,279	2,557,992	1,869,408	10,224	11,399	361,166	338,116

CHANGE IN UNITS:
Beginning units	381,679	423,198	157,100	57,547	392	409	25,353	28,466
Units purchased	73,089	87,413	106,680	112,402	26	22	1,631	3,957
Units surrendered	(64,948)	(128,932)	(33,152)	(12,849)	(93)	(39)	(3,874)	(7,070)

Ending units	389,820	381,679	230,628	157,100	325	392	23,110	25,353

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVFA1		FTVFA2		FTVGB1		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,202	29,793	18,342	50,363	456,932	410,630	85,991	85,083
Realized gain (loss) on investments	(33,856)	(42,762)	(8,794)	(58,905)	(165,806)	(66,213)	(20,929)	(25,643)
Change in unrealized gain (loss) on investments	(54,355)	79,792	(190,875)	152,285	(588,155)	(243,328)	(122,770)	(34,612)
Reinvested capital gains	139,016	50,997	326,811	92,846	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,007	117,820	145,484	236,589	(297,029)	101,089	(57,708)	24,828

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	48,141	91,706	(22,633)	12,983	412,998	579,966	13,986	16,908
Transfers between funds	(2,421)	(301,143)	28,183	(236,457)	(132,589)	843,919	8,220	(17,555)
Surrenders (notes 2, 3, 4, 5 and 6)	(143,896)	(46,186)	(29,460)	(31,458)	(431,267)	(578,582)	(56,113)	(154,078)
Adjustments to maintain reserves	(653)	680	(7)	16	(353)	2,059	(2)	5

Net equity transactions	(98,829)	(254,943)	(23,917)	(254,916)	(151,211)	847,362	(33,909)	(154,720)

Net change in contract owners’ equity	(38,822)	(137,123)	121,567	(18,327)	(448,240)	948,451	(91,617)	(129,892)
Contract owners’ equity at beginning of period	536,673	673,796	1,262,696	1,281,023	5,799,933	4,851,482	1,084,933	1,214,825

Contract owners’ equity at end of period	$497,851	536,673	1,384,263	1,262,696	5,351,693	5,799,933	993,316	1,084,933

CHANGE IN UNITS:
Beginning units	29,944	45,129	70,996	86,330	488,258	417,744	103,027	117,684
Units purchased	3,263	6,127	6,569	791	53,714	130,174	3,007	1,816
Units surrendered	(8,447)	(21,312)	(7,913)	(16,125)	(67,244)	(59,660)	(6,448)	(16,473)

Ending units	24,760	29,944	69,652	70,996	474,728	488,258	99,586	103,027

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS1		FTVIS2		FTVRDI		FTVSVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$195,341	176,059	32,871	37,813	856	800	41,699	35,026
Realized gain (loss) on investments	(25,402)	(17,838)	963	3,843	(3,478)	449	(199,285)	(199,333)
Change in unrealized gain (loss) on investments	(127,911)	279,220	(35,011)	45,537	(1,874)	9,385	182,176	364,433
Reinvested capital gains	2,636	50,642	466	11,428	2,959	8,107	149,422	439,787

Net increase (decrease) in contract owners’ equity resulting from operations	44,664	488,083	(711)	98,621	(1,537)	18,741	174,012	639,913

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	604,169	433,176	14,275	14,297	847	847	163,733	187,589
Transfers between funds	(93,471)	(330,866)	(41,031)	57,200	(23,357)	51,931	(14,959)	(141,246)
Surrenders (notes 2, 3, 4, 5 and 6)	(278,089)	(305,735)	(34,427)	(129,623)	(49,011)	(8,229)	(204,456)	(365,024)
Adjustments to maintain reserves	(93)	2,784	19	(2)	7	(10)	(49)	209

Net equity transactions	232,516	(200,641)	(61,164)	(58,128)	(71,514)	44,539	(55,731)	(318,472)

Net change in contract owners’ equity	277,180	287,442	(61,875)	40,493	(73,051)	63,280	118,281	321,441
Contract owners’ equity at beginning of period	3,319,462	3,032,020	668,907	628,414	114,859	51,579	2,831,326	2,509,885

Contract owners’ equity at end of period	$3,596,642	3,319,462	607,032	668,907	41,808	114,859	2,949,607	2,831,326

CHANGE IN UNITS:
Beginning units	198,343	211,123	30,135	32,857	3,241	1,886	84,425	94,841
Units purchased	44,820	34,468	757	4,439	24	1,620	10,937	7,036
Units surrendered	(30,114)	(47,248)	(3,733)	(7,161)	(2,250)	(265)	(11,922)	(17,452)

Ending units	213,049	198,343	27,159	30,135	1,015	3,241	83,440	84,425

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TIF2		GVGMNS		GVMSAS		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18,260	10,831	266	1,506	1,834	1,781	10,255	15,549
Realized gain (loss) on investments	(26,956)	(69,113)	1,370	608	(311)	(2)	3,363	1,906
Change in unrealized gain (loss) on investments	6,041	142,993	301	4,730	4,133	1,212	42,115	14,632
Reinvested capital gains	-	6,465	1,374	4,404	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,655)	91,176	3,311	11,248	5,656	2,991	55,733	32,087

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,189	29,365	11,409	13,640	32,254	42,340	70,231	93,766
Transfers between funds	32,857	(290,727)	(9,768)	(11,438)	10,755	4,604	83,138	(88,771)
Surrenders (notes 2, 3, 4, 5 and 6)	(54,641)	(98,243)	(8,563)	(15,919)	(13,577)	(10,407)	(34,813)	(47,251)
Adjustments to maintain reserves	(83)	93	30	(7)	11	(2)	77	(1)

Net equity transactions	6,322	(359,512)	(6,892)	(13,724)	29,443	36,535	118,633	(42,257)

Net change in contract owners’ equity	3,667	(268,336)	(3,581)	(2,476)	35,099	39,526	174,366	(10,170)
Contract owners’ equity at beginning of period	592,774	861,110	102,180	104,656	65,629	26,103	707,881	718,051

Contract owners’ equity at end of period	$596,441	592,774	98,599	102,180	100,728	65,629	882,247	707,881

CHANGE IN UNITS:
Beginning units	60,985	99,691	7,052	8,085	6,356	2,751	64,599	68,812
Units purchased	10,536	4,585	986	1,111	4,253	4,813	14,430	10,105
Units surrendered	(9,440)	(43,291)	(1,502)	(2,144)	(1,468)	(1,208)	(4,057)	(14,318)

Ending units	62,081	60,985	6,536	7,052	9,141	6,356	74,972	64,599

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEG		AVMCCI		IVBRA1		OVAG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18	-	2,175	2,102	653,331	-	-	-
Realized gain (loss) on investments	3,044	385	(45,285)	(562)	20,097	(12,819)	35,111	-
Change in unrealized gain (loss) on investments	4,469	3,824	(8,600)	43,402	(201,202)	812,141	89,049	-
Reinvested capital gains	1,917	3,909	61,582	46,091	421,173	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,448	8,118	9,872	91,033	893,399	799,322	124,160	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,924	1,809	17,778	17,086	2,550,892	2,146,619	(13,046)	-
Transfers between funds	1,524	-	(130,164)	948	(360,072)	39,589	277,702	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,333)	(587)	(7,940)	(10,756)	(831,679)	(615,828)	(6,713)	-
Adjustments to maintain reserves	6	(2)	(9)	12	(174)	566	25	-

Net equity transactions	(8,879)	1,220	(120,335)	7,290	1,358,967	1,570,946	257,968	-

Net change in contract owners’ equity	569	9,338	(110,463)	98,323	2,252,366	2,370,268	382,128	-
Contract owners’ equity at beginning of period	30,603	21,265	455,690	357,367	7,104,503	4,734,235	-	-

Contract owners’ equity at end of period	$31,172	30,603	345,227	455,690	9,356,869	7,104,503	382,128	-

CHANGE IN UNITS:
Beginning units	1,146	1,089	24,235	23,810	541,919	416,058	-	-
Units purchased	149	177	1,292	1,115	208,733	179,546	26,780	-
Units surrendered	(475)	(120)	(8,721)	(690)	(103,091)	(53,685)	(1,007)	-

Ending units	820	1,146	16,806	24,235	647,561	541,919	25,773	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGI		OVGS		OVIG		OVSB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$58,159	31,465	31,337	40,808	50,495	34,604	31,657	21,287
Realized gain (loss) on investments	(36,994)	149,764	91,441	(11,081)	11,657	14,927	(7,066)	(1,111)
Change in unrealized gain (loss) on investments	126,246	300,225	888,130	498,245	1,056,220	647,868	(7,845)	37,372
Reinvested capital gains	383,009	473,669	163,277	644,591	74,581	169,674	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	530,420	955,123	1,174,185	1,172,563	1,192,953	867,073	16,746	57,548

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	294,148	343,213	483,667	600,164	1,071,555	873,809	19,087	19,977
Transfers between funds	(246,129)	497,918	(119,727)	(352,137)	579,369	(200,317)	(43,910)	54
Surrenders (notes 2, 3, 4, 5 and 6)	(212,004)	(253,955)	(509,175)	(591,428)	(353,778)	(208,778)	(13,070)	(11,808)
Adjustments to maintain reserves	(3)	351	(1)	167	(5)	112	(17)	24

Net equity transactions	(163,988)	587,527	(145,236)	(343,234)	1,297,141	464,826	(37,910)	8,247

Net change in contract owners’ equity	366,432	1,542,650	1,028,949	829,329	2,490,094	1,331,899	(21,164)	65,795
Contract owners’ equity at beginning of period	4,005,757	2,463,107	4,564,874	3,735,545	4,251,938	2,920,039	596,429	530,634

Contract owners’ equity at end of period	$4,372,189	4,005,757	5,593,823	4,564,874	6,742,032	4,251,938	575,265	596,429

CHANGE IN UNITS:
Beginning units	121,141	98,385	186,386	201,007	352,589	311,400	48,669	47,978
Units purchased	12,595	46,449	28,354	32,158	145,049	96,508	1,623	1,718
Units surrendered	(17,693)	(23,693)	(35,797)	(46,779)	(37,495)	(55,319)	(4,894)	(1,027)

Ending units	116,043	121,141	178,943	186,386	460,143	352,589	45,398	48,669

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSC		WRASP		WRBDP		WRBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,637	5,133	203,048	208,132	22,364	23,626	9,942	10,601
Realized gain (loss) on investments	(3,178)	(71,211)	(183,430)	(259,229)	(3,027)	(3,306)	(5,546)	(12,100)
Change in unrealized gain (loss) on investments	462,700	406,530	1,148,112	1,598,112	73,808	77,524	59,076	71,513
Reinvested capital gains	35,418	237,039	167,718	397,368	-	-	37,890	47,759

Net increase (decrease) in contract owners’ equity resulting from operations	510,577	577,491	1,335,448	1,944,383	93,145	97,844	101,362	117,773

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	335,363	309,816	807,205	904,374	58,712	61,231	77,871	62,323
Transfers between funds	(275,802)	(39,267)	(593,463)	(559,562)	(7,396)	32,169	74,724	39,266
Surrenders (notes 2, 3, 4, 5 and 6)	(319,073)	(328,911)	(750,885)	(1,350,378)	(67,833)	(77,129)	(134,649)	(50,564)
Adjustments to maintain reserves	(196)	695	(444)	1,292	(10)	201	(25)	120

Net equity transactions	(259,708)	(57,667)	(537,587)	(1,004,274)	(16,527)	16,472	17,921	51,145

Net change in contract owners’ equity	250,869	519,824	797,861	940,109	76,618	114,316	119,283	168,918
Contract owners’ equity at beginning of period	2,747,712	2,227,888	10,235,364	9,295,255	896,095	781,779	668,222	499,304

Contract owners’ equity at end of period	$2,998,581	2,747,712	11,033,225	10,235,364	972,713	896,095	787,505	668,222

CHANGE IN UNITS:
Beginning units	76,724	78,676	619,589	685,219	55,873	54,681	29,129	26,574
Units purchased	12,310	11,666	58,094	64,796	4,256	7,201	7,125	5,533
Units surrendered	(19,218)	(13,618)	(91,187)	(130,426)	(5,472)	(6,009)	(6,171)	(2,978)

Ending units	69,816	76,724	586,496	619,589	54,657	55,873	30,083	29,129

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRCEP		WRDIV		WRENG		WRGBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,697	6,337	18,109	20,212	4,195	-	3,713	3,624
Realized gain (loss) on investments	(24,686)	(5,032)	(35,314)	(20,463)	(53,159)	(24,950)	2,486	(730)
Change in unrealized gain (loss) on investments	195,949	186,439	44,446	(38,702)	(40,150)	32,613	1,112	6,102
Reinvested capital gains	67,959	111,666	-	185,790	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,919	299,410	27,241	146,837	(89,114)	7,663	7,311	8,996

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	95,456	111,921	54,498	63,281	25,280	32,015	8,116	13,424
Transfers between funds	(62,330)	(8,797)	12,471	(11,952)	47,992	39,218	(13,851)	(15,695)
Surrenders (notes 2, 3, 4, 5 and 6)	(196,847)	(56,262)	(56,786)	(66,881)	(17,362)	(16,548)	(24,980)	(3,440)
Adjustments to maintain reserves	(204)	395	(172)	299	(15)	85	15	-

Net equity transactions	(163,925)	47,257	10,011	(15,253)	55,895	54,770	(30,700)	(5,711)

Net change in contract owners’ equity	81,994	346,667	37,252	131,584	(33,219)	62,433	(23,389)	3,285
Contract owners’ equity at beginning of period	1,297,038	950,371	769,697	638,113	293,922	231,489	99,302	96,017

Contract owners’ equity at end of period	$1,379,032	1,297,038	806,949	769,697	260,703	293,922	75,913	99,302

CHANGE IN UNITS:
Beginning units	43,050	41,351	37,887	38,681	47,539	38,743	7,760	8,210
Units purchased	3,723	5,202	5,152	3,988	27,431	15,738	638	1,083
Units surrendered	(9,106)	(3,503)	(4,531)	(4,782)	(8,217)	(6,942)	(2,913)	(1,533)

Ending units	37,667	43,050	38,508	37,887	66,753	47,539	5,485	7,760

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGNR		WRGP		WRHIP		WRI2P
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,992	5,513	-	-	241,613	245,088	18,076	11,661
Realized gain (loss) on investments	(56,132)	(17,503)	2,710	(8,823)	(100,689)	(107,087)	(58,423)	(3,820)
Change in unrealized gain (loss) on investments	(16,349)	59,565	218,105	74,157	51,765	251,696	84,097	53,187
Reinvested capital gains	-	-	202,986	311,981	-	-	140	61,221

Net increase (decrease) in contract owners’ equity resulting from operations	(61,489)	47,575	423,801	377,315	192,689	389,697	43,890	122,249

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	52,567	65,611	90,907	103,411	297,672	358,275	52,951	52,412
Transfers between funds	30,534	21,247	(5,620)	24,501	(140,377)	(566,512)	(113,073)	55,063
Surrenders (notes 2, 3, 4, 5 and 6)	(38,775)	(54,328)	(176,300)	(105,468)	(390,121)	(262,312)	(82,198)	(26,082)
Adjustments to maintain reserves	(98)	232	(35)	251	(96)	423	(116)	259

Net equity transactions	44,228	32,762	(91,048)	22,695	(232,922)	(470,126)	(142,436)	81,652

Net change in contract owners’ equity	(17,261)	80,337	332,753	400,010	(40,233)	(80,429)	(98,546)	203,901
Contract owners’ equity at beginning of period	590,655	510,318	1,428,377	1,028,367	3,542,632	3,623,061	824,625	620,724

Contract owners’ equity at end of period	$573,394	590,655	1,761,130	1,428,377	3,502,399	3,542,632	726,079	824,625

CHANGE IN UNITS:
Beginning units	111,122	105,086	40,917	40,236	148,251	168,586	50,908	45,484
Units purchased	31,275	23,888	4,513	6,058	18,169	18,107	4,414	8,464
Units surrendered	(19,828)	(17,852)	(6,786)	(5,377)	(28,185)	(38,442)	(13,503)	(3,040)

Ending units	122,569	111,122	38,644	40,917	138,235	148,251	41,819	50,908

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRIP		WRLTBP		WRMCG		WRMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,924	4,190	4,530	915	-	-	911	3,545
Realized gain (loss) on investments	(99,472)	(53,403)	577	(104)	159,516	20,019	-	-
Change in unrealized gain (loss) on investments	257,479	(229,243)	1,494	1,332	910,521	288,089	-	-
Reinvested capital gains	-	425,836	-	-	190,586	374,556	-	24

Net increase (decrease) in contract owners’ equity resulting from operations	160,931	147,380	6,601	2,143	1,260,623	682,664	911	3,569

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	62,789	69,005	11,606	11,649	184,596	167,083	27,048	32,749
Transfers between funds	170,400	3,024	97,472	7,647	118,225	81,630	113,794	41,767
Surrenders (notes 2, 3, 4, 5 and 6)	(54,943)	(62,798)	(7,098)	(2,779)	(312,633)	(152,666)	(57,273)	(44,692)
Adjustments to maintain reserves	23	134	10	3	44	191	(10)	110

Net equity transactions	178,269	9,365	101,990	16,520	(9,768)	96,238	83,559	29,934

Net change in contract owners’ equity	339,200	156,745	108,591	18,663	1,250,855	778,902	84,470	33,503
Contract owners’ equity at beginning of period	719,139	562,394	68,609	49,946	2,557,942	1,779,040	223,930	190,427

Contract owners’ equity at end of period	$1,058,339	719,139	177,200	68,609	3,808,797	2,557,942	308,400	223,930

CHANGE IN UNITS:
Beginning units	37,550	36,980	5,907	4,482	65,470	62,810	21,106	18,277
Units purchased	11,902	4,969	9,822	1,677	12,099	8,830	13,771	8,265
Units surrendered	(3,622)	(4,399)	(1,079)	(252)	(12,143)	(6,170)	(5,918)	(5,436)

Ending units	45,830	37,550	14,650	5,907	65,426	65,470	28,959	21,106

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,087	33,864	5,578	5,905	130,908	186,044	4,028	5,479
Realized gain (loss) on investments	(5,927)	(79,685)	(2,615)	(2,751)	(45,224)	17,239	(100)	717
Change in unrealized gain (loss) on investments	22,801	212,912	17,097	22,626	108,536	500,490	1,581	24,859
Reinvested capital gains	165,368	107,923	20,810	14,621	943,355	632,648	28,472	16,551

Net increase (decrease) in contract owners’ equity resulting from operations	201,329	275,014	40,870	40,401	1,137,575	1,336,421	33,981	47,606

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	137,195	181,172	36,809	32,710	769,304	832,581	63,266	66,636
Transfers between funds	(4,128)	(68,015)	(3,863)	(132)	(117,840)	(106,173)	29,100	35
Surrenders (notes 2, 3, 4, 5 and 6)	(179,575)	(470,085)	(23,964)	(33,080)	(499,903)	(791,476)	(48,749)	(46,192)
Adjustments to maintain reserves	(190)	390	(33)	69	264	904	1	(4)

Net equity transactions	(46,698)	(356,538)	8,949	(433)	151,825	(64,164)	43,618	20,475

Net change in contract owners’ equity	154,631	(81,524)	49,819	39,968	1,289,400	1,272,257	77,599	68,081
Contract owners’ equity at beginning of period	1,380,347	1,461,871	316,285	276,317	7,511,176	6,238,919	310,753	242,672

Contract owners’ equity at end of period	$1,534,978	1,380,347	366,104	316,285	8,800,576	7,511,176	388,352	310,753

CHANGE IN UNITS:
Beginning units	57,971	75,661	17,359	17,388	339,706	342,546	22,450	20,914
Units purchased	6,383	8,552	2,003	1,903	37,013	41,685	6,740	5,121
Units surrendered	(8,638)	(26,242)	(1,528)	(1,932)	(30,967)	(44,525)	(3,618)	(3,585)

Ending units	55,716	57,971	17,834	17,359	345,752	339,706	25,572	22,450

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,024	11,825	10	-	3,558	4,538	87,462	112,132
Realized gain (loss) on investments	(1,944)	(3,558)	1	-	45	1,125	(14,578)	(232)
Change in unrealized gain (loss) on investments	29,146	39,075	97	-	1,121	21,663	105,395	297,360
Reinvested capital gains	57,176	32,769	45	-	19,642	11,400	520,596	346,052

Net increase (decrease) in contract owners’ equity resulting from operations	96,402	80,111	153	-	24,366	38,726	698,875	755,312

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	107,408	76,059	-	-	15,421	33,078	397,089	407,131
Transfers between funds	47,971	2,985	657	-	689	1	(538)	3,688
Surrenders (notes 2, 3, 4, 5 and 6)	(44,577)	(47,810)	(24)	-	(7,335)	(38,716)	(303,112)	(303,228)
Adjustments to maintain reserves	(77)	133	7	-	2	(7)	(651)	1,366

Net equity transactions	110,725	31,367	640	-	8,777	(5,644)	92,788	108,957

Net change in contract owners’ equity	207,127	111,478	793	-	33,143	33,082	791,663	864,269
Contract owners’ equity at beginning of period	578,552	467,074	-	-	265,416	232,334	4,812,839	3,948,570

Contract owners’ equity at end of period	$785,679	578,552	793	-	298,559	265,416	5,604,502	4,812,839

CHANGE IN UNITS:
Beginning units	29,566	27,890	-	-	19,736	20,269	231,913	226,516
Units purchased	8,172	4,460	58	-	2,106	3,416	20,545	22,592
Units surrendered	(2,368)	(2,784)	(2)	-	(1,487)	(3,949)	(16,282)	(17,195)

Ending units	35,370	29,566	56	-	20,355	19,736	236,176	231,913

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRRESP		WRSCP		WRSCV		WRSTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,299	4,394	-	-	-	-	-	-
Realized gain (loss) on investments	(26,043)	(4,215)	(25,770)	(19,432)	(20,133)	(4,470)	96,103	59,778
Change in unrealized gain (loss) on investments	(7,770)	57,268	451,868	145,007	39,437	10,992	370,019	518,479
Reinvested capital gains	19,672	1,230	-	83,767	16,128	58,784	299,920	197,773

Net increase (decrease) in contract owners’ equity resulting from operations	(9,842)	58,677	426,098	209,342	35,432	65,306	766,042	776,030

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,862	27,887	102,285	102,135	30,418	26,246	148,493	165,801
Transfers between funds	(8,263)	(6,432)	(50,212)	36,155	27,067	9,259	(119,760)	(105,806)
Surrenders (notes 2, 3, 4, 5 and 6)	(38,839)	(24,622)	(113,528)	(85,475)	(44,023)	(27,013)	(246,376)	(126,614)
Adjustments to maintain reserves	(51)	81	(83)	217	(36)	106	(149)	407

Net equity transactions	(27,291)	(3,086)	(61,538)	53,032	13,426	8,598	(217,792)	(66,212)

Net change in contract owners’ equity	(37,133)	55,591	364,560	262,374	48,858	73,904	548,250	709,818
Contract owners’ equity at beginning of period	297,996	242,405	1,144,939	882,565	338,843	264,939	2,313,843	1,604,025

Contract owners’ equity at end of period	$260,863	297,996	1,509,499	1,144,939	387,701	338,843	2,862,093	2,313,843

CHANGE IN UNITS:
Beginning units	13,078	13,237	44,164	41,999	11,435	11,116	53,856	55,809
Units purchased	2,838	1,634	4,263	6,065	2,628	1,389	4,786	5,326
Units surrendered	(4,098)	(1,793)	(6,131)	(3,900)	(1,838)	(1,070)	(9,428)	(7,279)

Ending units	11,818	13,078	42,296	44,164	12,225	11,435	49,214	53,856

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRVP		JACAS		JAEI		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,714	3,085	8,693	1,013	3,506	7,458	621	51,451
Realized gain (loss) on investments	(9,610)	(1,270)	243,591	46,428	96,873	27,406	623,935	221,997
Change in unrealized gain (loss) on investments	576	67,018	1,074,405	984,259	481,361	708,569	6,699,614	3,340,101
Reinvested capital gains	16,119	21,028	398,462	396,547	348,521	200,131	1,803,602	854,192

Net increase (decrease) in contract owners’ equity resulting from operations	14,799	89,861	1,725,151	1,428,247	930,261	943,564	9,127,772	4,467,741

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	26,194	27,803	177,637	174,160	721,270	674,596	3,950,737	3,009,535
Transfers between funds	(15,827)	(3,020)	(562,158)	37,465	(212,615)	999,755	2,883,018	875,729
Surrenders (notes 2, 3, 4, 5 and 6)	(9,594)	(16,646)	(397,125)	(869,883)	(385,245)	(283,995)	(1,849,151)	(1,412,991)
Adjustments to maintain reserves	(59)	109	(174)	591	(370)	511	(2,560)	434

Net equity transactions	714	8,246	(781,820)	(657,667)	123,040	1,390,867	4,982,044	2,472,707

Net change in contract owners’ equity	15,513	98,107	943,331	770,580	1,053,301	2,334,431	14,109,816	6,940,448
Contract owners’ equity at beginning of period	435,517	337,410	4,848,201	4,077,621	4,561,162	2,226,731	16,044,690	9,104,242

Contract owners’ equity at end of period	$451,030	435,517	5,791,532	4,848,201	5,614,463	4,561,162	30,154,506	16,044,690

CHANGE IN UNITS:
Beginning units	15,969	15,629	114,712	132,034	290,851	192,390	427,184	351,267
Units purchased	2,632	1,206	6,383	7,485	97,126	122,169	153,027	127,797
Units surrendered	(2,385)	(866)	(22,535)	(24,807)	(88,296)	(23,708)	(47,212)	(51,880)

Ending units	16,216	15,969	98,560	114,712	299,681	290,851	532,999	427,184

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIGS		JAMGS		LOVTRC		MFBIE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,628	46,138	-	597	109,488	60,672	33,685	51,386
Realized gain (loss) on investments	(79,505)	(75,592)	8,802	3,849	22,496	(853)	(23,340)	(12,473)
Change in unrealized gain (loss) on investments	470,929	621,991	459,797	174,271	31,356	40,899	222,484	266,294
Reinvested capital gains	-	-	161,896	50,781	87,129	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	422,052	592,537	630,495	229,498	250,469	100,718	232,829	305,207

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	121,514	165,282	1,714,634	1,071,089	1,794,649	1,319,141	237,883	300,120
Transfers between funds	(129,899)	(40,332)	(19,922)	44,739	906,705	315,776	(145)	48,435
Surrenders (notes 2, 3, 4, 5 and 6)	(198,021)	(291,624)	(282,133)	(138,134)	(546,240)	(213,280)	(91,350)	(109,349)
Adjustments to maintain reserves	(264)	586	(44)	99	145	317	(13)	36

Net equity transactions	(206,670)	(166,088)	1,412,535	977,793	2,155,259	1,421,954	146,375	239,242

Net change in contract owners’ equity	215,382	426,449	2,043,030	1,207,291	2,405,728	1,522,672	379,204	544,449
Contract owners’ equity at beginning of period	2,728,689	2,302,240	1,614,333	407,042	2,359,850	837,178	1,962,873	1,418,424

Contract owners’ equity at end of period	$2,944,071	2,728,689	3,657,363	1,614,333	4,765,578	2,359,850	2,342,077	1,962,873

CHANGE IN UNITS:
Beginning units	226,717	242,370	109,681	37,461	210,430	80,946	186,773	162,399
Units purchased	16,723	18,763	130,011	82,817	239,956	151,081	38,853	35,264
Units surrendered	(32,601)	(34,416)	(30,735)	(10,597)	(54,733)	(21,597)	(20,978)	(10,890)

Ending units	210,839	226,717	208,957	109,681	395,653	210,430	204,648	186,773

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MFBOV		MFFCA		MFTCG		MNDIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$50,815	44,575	-	8,623	-	-	-	-
Realized gain (loss) on investments	(27,328)	(13,068)	(54,389)	(35,155)	303,020	27,693	180,395	83,885
Change in unrealized gain (loss) on investments	(100,886)	340,624	701,185	406,111	230,801	771,471	1,330,174	321,814
Reinvested capital gains	28,649	83,070	81,881	217,258	510,732	227,167	455,016	660,492

Net increase (decrease) in contract owners’ equity resulting from operations	(48,750)	455,201	728,677	596,837	1,044,553	1,026,331	1,965,585	1,066,191

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	268,924	286,528	484,430	580,074	569,467	621,124	466,827	509,721
Transfers between funds	15,900	10,411	88,022	40,646	(863,158)	(17,371)	238,721	549,156
Surrenders (notes 2, 3, 4, 5 and 6)	(90,888)	(154,959)	(162,843)	(194,207)	(313,776)	(293,451)	(355,453)	(316,820)
Adjustments to maintain reserves	12	36	(29)	39	(21)	51	(4)	140

Net equity transactions	193,948	142,016	409,580	426,552	(607,488)	310,353	350,091	742,197

Net change in contract owners’ equity	145,198	597,217	1,138,257	1,023,389	437,065	1,336,684	2,315,676	1,808,388
Contract owners’ equity at beginning of period	2,684,226	2,087,009	2,936,728	1,913,339	4,095,490	2,758,806	4,147,287	2,338,899

Contract owners’ equity at end of period	$2,829,424	2,684,226	4,074,985	2,936,728	4,532,555	4,095,490	6,462,963	4,147,287

CHANGE IN UNITS:
Beginning units	139,792	132,076	106,796	89,655	131,761	120,792	161,592	129,133
Units purchased	23,591	18,887	28,243	24,563	18,912	23,761	34,474	50,472
Units surrendered	(11,218)	(11,171)	(9,164)	(7,422)	(37,539)	(12,792)	(23,454)	(18,013)

Ending units	152,165	139,792	125,875	106,796	113,134	131,761	172,612	161,592

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV2IGI		MV3MVI		MVFIC		MVIGIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$66	75	90	-	216,701	273,100	9,872	183
Realized gain (loss) on investments	114	75	(2,494)	-	(134,862)	61,921	13,735	(19)
Change in unrealized gain (loss) on investments	1,515	3,011	2,175	-	(101,535)	2,494,442	137,572	3,235
Reinvested capital gains	1,392	1,000	304	-	607,342	574,784	8,980	1,641

Net increase (decrease) in contract owners’ equity resulting from operations	3,087	4,161	75	-	587,646	3,404,247	170,159	5,040

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	26,546	-	2,310,899	1,904,218	240,638	35,433
Transfers between funds	-	-	13,416	-	(267,214)	37,249	1,092,811	51,575
Surrenders (notes 2, 3, 4, 5 and 6)	(584)	(509)	(457)	-	(1,417,500)	(2,350,851)	(163,733)	(537)
Adjustments to maintain reserves	11	(4)	(3)	-	(734)	1,932	113	(4)

Net equity transactions	(573)	(513)	39,502	-	625,451	(407,452)	1,169,829	86,467

Net change in contract owners’ equity	2,514	3,648	39,577	-	1,213,097	2,996,795	1,339,988	91,507
Contract owners’ equity at beginning of period	14,250	10,602	-	-	14,744,226	11,747,431	91,507	-

Contract owners’ equity at end of period	$16,764	14,250	39,577	-	15,957,323	14,744,226	1,431,495	91,507

CHANGE IN UNITS:
Beginning units	752	783	-	-	421,662	436,092	8,347	-
Units purchased	-	-	2,918	-	86,892	70,749	118,596	8,455
Units surrendered	(30)	(31)	(45)	-	(67,511)	(85,179)	(14,218)	(108)

Ending units	722	752	2,873	-	441,043	421,662	112,725	8,347

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVIC		MVIVSC		MVUIC		MSVFI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$115,996	204,030	500	1,029	4,334	2,235	3,943	5,435
Realized gain (loss) on investments	335,069	283,283	2,621	5,918	2,288	2,015	620	1,609
Change in unrealized gain (loss) on investments	1,586,499	1,661,624	7,659	5,827	11,797	5,173	3,676	6,583
Reinvested capital gains	233,744	334,807	1,308	2,157	4,519	164	1,441	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,271,308	2,483,744	12,088	14,931	22,938	9,587	9,680	13,627

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	930,475	1,027,032	-	-	151,825	85,330	5,714	5,312
Transfers between funds	(726,554)	(680,910)	-	(235)	(9,184)	(16,203)	13,375	52,815
Surrenders (notes 2, 3, 4, 5 and 6)	(803,765)	(763,904)	(5,571)	(14,412)	(27,238)	(9,873)	(37,438)	(12,089)
Adjustments to maintain reserves	(308)	506	(8)	4	(4,494)	(5)	(65)	143

Net equity transactions	(600,152)	(417,276)	(5,579)	(14,643)	110,909	59,249	(18,414)	46,181

Net change in contract owners’ equity	1,671,156	2,066,468	6,509	288	133,847	68,836	(8,734)	59,808
Contract owners’ equity at beginning of period	11,738,970	9,672,502	63,383	63,095	95,948	27,112	165,647	105,839

Contract owners’ equity at end of period	$13,410,126	11,738,970	69,892	63,383	229,795	95,948	156,913	165,647

CHANGE IN UNITS:
Beginning units	527,288	547,182	2,504	3,132	7,164	2,623	8,997	6,374
Units purchased	42,530	64,052	-	-	13,308	7,233	988	3,942
Units surrendered	(70,034)	(83,946)	(207)	(628)	(3,687)	(2,692)	(2,079)	(1,319)

Ending units	499,784	527,288	2,297	2,504	16,785	7,164	7,906	8,997

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DTRTFB		EIF		GBF		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,973	7,003	51,260	53,386	62,133	61,237	288,354	378,848
Realized gain (loss) on investments	2,662	1,202	70,863	56,033	144,527	9,890	159,467	79,896
Change in unrealized gain (loss) on investments	2,362	(1,918)	(160,818)	435,873	(25,704)	106,314	1,583,213	2,646,750
Reinvested capital gains	-	-	122,018	114,761	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,997	6,287	83,323	660,053	180,956	177,441	2,031,034	3,105,494

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	171,036	126,517	200,019	256,774	982,599	843,781	1,542,758	1,949,742
Transfers between funds	514,454	98,026	34,742	197,653	(789,575)	(307,131)	(2,120,609)	(275,428)
Surrenders (notes 2, 3, 4, 5 and 6)	(35,327)	(9,139)	(484,404)	(193,323)	(180,026)	(742,649)	(1,136,782)	(1,226,117)
Adjustments to maintain reserves	6	11	66	116	155	171	(591)	2,322

Net equity transactions	650,169	215,415	(249,577)	261,220	13,153	(205,828)	(1,715,224)	450,519

Net change in contract owners’ equity	676,166	221,702	(166,254)	921,273	194,109	(28,387)	315,810	3,556,013
Contract owners’ equity at beginning of period	260,399	38,697	3,196,773	2,275,500	2,646,910	2,675,297	16,839,969	13,283,956

Contract owners’ equity at end of period	$936,565	260,399	3,030,519	3,196,773	2,841,019	2,646,910	17,155,779	16,839,969

CHANGE IN UNITS:
Beginning units	23,991	3,800	107,338	97,271	165,606	177,877	1,329,176	1,289,238
Units purchased	63,215	23,850	22,859	23,464	78,297	63,088	152,469	209,724
Units surrendered	(4,031)	(3,659)	(32,005)	(13,397)	(76,344)	(75,359)	(286,338)	(169,786)

Ending units	83,175	23,991	98,192	107,338	167,559	165,606	1,195,307	1,329,176

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,415	27,118	574,691	532,499	16,679	13,416	44,054	40,299
Realized gain (loss) on investments	(43,794)	(3,119)	485,442	531,135	3,703	(605)	97,310	(15,045)
Change in unrealized gain (loss) on investments	87,211	106,836	665,498	2,778,890	48,099	46,437	1,284,291	1,245,646
Reinvested capital gains	-	45,345	2,971,431	2,219,681	538	2,378	449,126	527,537

Net increase (decrease) in contract owners’ equity resulting from operations	54,832	176,180	4,697,062	6,062,205	69,019	61,626	1,874,781	1,798,437

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	44,987	47,306	7,094,827	6,124,738	40,957	48,396	404,535	477,516
Transfers between funds	(193,804)	13,676	(454,958)	136,207	60,120	8,502	(271,581)	(492,615)
Surrenders (notes 2, 3, 4, 5 and 6)	(56,940)	(42,311)	(4,066,185)	(3,609,279)	(66,059)	(42,723)	(420,770)	(608,267)
Adjustments to maintain reserves	24	47	345,006	809	(109)	190	(450)	743

Net equity transactions	(205,733)	18,718	2,918,690	2,652,475	34,909	14,365	(288,266)	(622,623)

Net change in contract owners’ equity	(150,901)	194,898	7,615,752	8,714,680	103,928	75,991	1,586,515	1,175,814
Contract owners’ equity at beginning of period	1,106,567	911,669	36,970,582	28,255,902	760,222	684,231	6,501,081	5,325,267

Contract owners’ equity at end of period	$955,666	1,106,567	44,586,334	36,970,582	864,150	760,222	8,087,596	6,501,081

CHANGE IN UNITS:
Beginning units	89,258	87,598	1,536,896	1,418,731	50,549	49,583	219,007	241,787
Units purchased	7,091	6,432	288,452	308,479	7,162	4,331	23,263	23,263
Units surrendered	(24,939)	(4,772)	(170,406)	(190,314)	(5,095)	(3,365)	(32,577)	(46,043)

Ending units	71,410	89,258	1,654,942	1,536,896	52,616	50,549	209,693	219,007

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$48,314	34,815	56,077	22,035	21,143	199,152	670	10,232
Realized gain (loss) on investments	(49,662)	23,089	82,037	87,787	152,212	133,132	(1,446)	(1,221)
Change in unrealized gain (loss) on investments	66,658	305,592	2,568,669	630,362	353,902	617,618	28,679	25,344
Reinvested capital gains	298,306	240,104	734,352	901,743	601,877	910,272	14,242	24,798

Net increase (decrease) in contract owners’ equity resulting from operations	363,616	603,600	3,441,135	1,641,927	1,129,134	1,860,174	42,145	59,153

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	145,539	148,766	294,327	269,250	237,989	272,267	17,075	24,182
Transfers between funds	14,552	(118,227)	401,126	47,480	(167,142)	(18,972)	(1,570)	(47)
Surrenders (notes 2, 3, 4, 5 and 6)	(237,649)	(209,340)	(551,185)	(774,604)	(812,440)	(744,555)	(6,984)	(55,540)
Adjustments to maintain reserves	(22)	290	59	415	29	(49)	6	(1)

Net equity transactions	(77,580)	(178,511)	144,327	(457,459)	(741,564)	(491,309)	8,527	(31,406)

Net change in contract owners’ equity	286,036	425,089	3,585,462	1,184,468	387,570	1,368,865	50,672	27,747
Contract owners’ equity at beginning of period	2,853,899	2,428,810	6,783,364	5,598,896	10,070,814	8,701,949	475,867	448,120

Contract owners’ equity at end of period	$3,139,935	2,853,899	10,368,826	6,783,364	10,458,384	10,070,814	526,539	475,867

CHANGE IN UNITS:
Beginning units	113,766	121,671	212,412	228,419	391,126	411,732	23,202	24,795
Units purchased	11,454	8,564	27,984	17,439	10,515	12,480	3,168	2,341
Units surrendered	(14,528)	(16,469)	(26,074)	(33,446)	(40,042)	(33,086)	(2,720)	(3,934)

Ending units	110,692	113,766	214,322	212,412	361,599	391,126	23,650	23,202

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVIDA		GVIDC		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,400,127	1,249,046	5,008	45,572	556	14,776	5,678	94,762
Realized gain (loss) on investments	3,069,472	297,588	78,522	70,726	(4,541)	(2,543)	33,857	47,043
Change in unrealized gain (loss) on investments	7,302,467	10,317,269	17,712	168,761	37,583	41,813	229,559	168,535
Reinvested capital gains	1,446,727	2,351,909	147,600	199,005	5,299	13,591	234,402	399,914

Net increase (decrease) in contract owners’ equity resulting from operations	13,218,793	14,215,812	248,842	484,064	38,897	67,637	503,496	710,254

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,297,552	9,844,077	62,863	65,322	3,773	3,871	53,054	69,097
Transfers between funds	(1,571,877)	3,894,959	(266,541)	(64,416)	49	-	1,216,432	(2,211)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,220,661)	(3,316,274)	(167,197)	(193,624)	(154,736)	(132,725)	(406,827)	(433,855)
Adjustments to maintain reserves	(17,957)	17,876	11	(19)	5	4	(819)	(287)

Net equity transactions	5,487,057	10,440,638	(370,864)	(192,737)	(150,909)	(128,850)	861,840	(367,256)

Net change in contract owners’ equity	18,705,850	24,656,450	(122,022)	291,327	(112,012)	(61,213)	1,365,336	342,998
Contract owners’ equity at beginning of period	66,883,939	42,227,489	2,413,141	2,121,814	690,808	752,021	4,484,889	4,141,891

Contract owners’ equity at end of period	$85,589,789	66,883,939	2,291,119	2,413,141	578,796	690,808	5,850,225	4,484,889

CHANGE IN UNITS:
Beginning units	2,901,805	2,403,505	89,242	97,090	39,187	46,726	193,679	210,606
Units purchased	804,910	684,476	2,507	2,692	246	227	58,441	4,254
Units surrendered	(564,088)	(186,176)	(16,645)	(10,540)	(8,666)	(7,766)	(23,163)	(21,181)

Ending units	3,142,627	2,901,805	75,104	89,242	30,767	39,187	228,957	193,679

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIX2		HIBF		IDPG		IDPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$51,913	70,588	171,761	203,104	3,894	61,777	1,432	25,682
Realized gain (loss) on investments	6,552	(363)	(4,516)	32,693	1,714	6,254	6,366	2,640
Change in unrealized gain (loss) on investments	86,142	360,453	12,661	230,490	165,978	223,591	39,693	74,344
Reinvested capital gains	66,764	4,346	-	-	58,352	59,020	12,875	21,791

Net increase (decrease) in contract owners’ equity resulting from operations	211,371	435,024	179,906	466,287	229,938	350,642	60,366	124,457

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	204,172	232,951	318,095	414,560	598,855	427,254	206,806	196,012
Transfers between funds	61,579	(225,577)	(501,507)	89,754	748	235,674	50,438	(9)
Surrenders (notes 2, 3, 4, 5 and 6)	(191,490)	(318,317)	(253,650)	(387,093)	(264,229)	(284,327)	(122,725)	(100,535)
Adjustments to maintain reserves	(3)	4,838	(96)	453	(2)	5	(10)	8

Net equity transactions	74,258	(306,105)	(437,158)	117,674	335,372	378,606	134,509	95,476

Net change in contract owners’ equity	285,629	128,919	(257,252)	583,961	565,310	729,248	194,875	219,933
Contract owners’ equity at beginning of period	2,258,034	2,129,115	3,677,898	3,093,937	2,924,029	2,194,781	1,110,344	890,411

Contract owners’ equity at end of period	$2,543,663	2,258,034	3,420,646	3,677,898	3,489,339	2,924,029	1,305,219	1,110,344

CHANGE IN UNITS:
Beginning units	186,276	213,815	152,708	147,397	202,056	189,780	86,514	78,654
Units purchased	38,918	29,959	18,565	25,390	64,137	35,310	20,461	16,559
Units surrendered	(29,186)	(57,498)	(37,305)	(20,079)	(21,160)	(23,034)	(9,961)	(8,699)

Ending units	196,008	186,276	133,968	152,708	245,033	202,056	97,014	86,514

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF		MSBF		NCPG		NCPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$135,026	159,653	60,887	80,016	32,277	98,267	17,649	65,235
Realized gain (loss) on investments	(931,704)	(255,860)	(27,977)	3,854	2,919	2,999	6,334	1,453
Change in unrealized gain (loss) on investments	1,928,498	521,652	24,606	63,730	298,520	262,065	125,746	186,997
Reinvested capital gains	549,944	1,827,730	-	-	-	126,854	-	44,462

Net increase (decrease) in contract owners’ equity resulting from operations	1,681,764	2,253,175	57,516	147,600	333,716	490,185	149,729	298,147

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,038,696	1,178,753	147,883	121,682	825,126	529,729	524,586	456,000
Transfers between funds	1,130,183	1,797,097	269,022	(248,748)	15,895	(14,537)	(107,417)	(16,791)
Surrenders (notes 2, 3, 4, 5 and 6)	(714,441)	(829,291)	(323,363)	(177,165)	(290,712)	(169,130)	(261,124)	(222,572)
Adjustments to maintain reserves	(36)	459	(40)	126	-	1	(1)	3

Net equity transactions	1,454,402	2,147,018	93,502	(304,105)	550,309	346,063	156,044	216,640

Net change in contract owners’ equity	3,136,166	4,400,193	151,018	(156,505)	884,025	836,248	305,773	514,787
Contract owners’ equity at beginning of period	11,396,412	6,996,219	1,613,763	1,770,268	3,818,182	2,981,934	2,569,413	2,054,626

Contract owners’ equity at end of period	$14,532,578	11,396,412	1,764,781	1,613,763	4,702,207	3,818,182	2,875,186	2,569,413

CHANGE IN UNITS:
Beginning units	303,501	234,111	86,873	104,035	293,504	264,968	203,946	186,000
Units purchased	101,608	100,957	31,099	7,643	70,770	56,309	43,569	38,135
Units surrendered	(62,960)	(31,567)	(26,676)	(24,805)	(28,140)	(27,773)	(30,830)	(20,189)

Ending units	342,149	303,501	91,296	86,873	336,134	293,504	216,685	203,946

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMAY		NVAMV1		NVAMVX		NVBX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	74,657	132,147	19,868	-	60,850	33,549
Realized gain (loss) on investments	21	-	(209,181)	(29,051)	7,405	-	64,574	3,994
Change in unrealized gain (loss) on investments	269	-	50,295	513,568	206,786	-	700	55,539
Reinvested capital gains	33	-	118,245	531,192	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323	-	34,016	1,147,856	234,059	-	126,124	93,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,437	-	261,315	420,208	185,546	-	311,232	327,688
Transfers between funds	8,445	-	(463,286)	(6,603)	1,398,643	-	1,304,531	88,216
Surrenders (notes 2, 3, 4, 5 and 6)	(887)	-	(343,702)	(397,258)	(106,126)	-	(151,524)	(109,299)
Adjustments to maintain reserves	(4)	-	(543)	287	356	-	(3)	11

Net equity transactions	9,991	-	(546,216)	16,634	1,478,419	-	1,464,236	306,616

Net change in contract owners’ equity	10,314	-	(512,200)	1,164,490	1,712,478	-	1,590,360	399,698
Contract owners’ equity at beginning of period	-	-	5,372,056	4,207,566	-	-	1,366,676	966,978

Contract owners’ equity at end of period	$10,314	-	4,859,856	5,372,056	1,712,478	-	2,957,036	1,366,676

CHANGE IN UNITS:
Beginning units	-	-	151,779	150,919	-	-	116,588	89,417
Units purchased	1,070	-	12,224	19,199	159,032	-	158,232	40,555
Units surrendered	(93)	-	(28,716)	(18,339)	(14,582)	-	(39,496)	(13,384)

Ending units	977	-	135,287	151,779	144,450	-	235,324	116,588

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD1		NVCCA1		NVCCN1		NVCMA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$76,221	73,589	230,638	632,380	7,005	65,478	571,569	1,414,322
Realized gain (loss) on investments	45,491	9,551	(329,310)	(166,508)	1,033	(30,586)	(908,969)	(308,241)
Change in unrealized gain (loss) on investments	70,971	76,888	1,983,980	1,318,699	202,114	183,272	5,908,648	3,186,939
Reinvested capital gains	6,215	-	902,420	1,965,997	6,840	48,320	1,133,194	4,700,597

Net increase (decrease) in contract owners’ equity resulting from operations	198,898	160,028	2,787,728	3,750,568	216,992	266,484	6,704,442	8,993,617

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	246,030	147,102	2,955,530	3,361,061	571,190	381,782	7,037,788	8,112,451
Transfers between funds	(249,304)	1,218,805	(6,549)	(398,591)	163,096	(261,228)	(163,729)	(244,664)
Surrenders (notes 2, 3, 4, 5 and 6)	(163,125)	(159,088)	(1,929,831)	(2,016,575)	(502,766)	(418,889)	(5,146,951)	(4,184,199)
Adjustments to maintain reserves	(74)	225	(426)	644	(58)	104	(1,229)	2,832

Net equity transactions	(166,473)	1,207,044	1,018,724	946,539	231,462	(298,231)	1,725,879	3,686,420

Net change in contract owners’ equity	32,425	1,367,072	3,806,452	4,697,107	448,454	(31,747)	8,430,321	12,680,037
Contract owners’ equity at beginning of period	2,915,896	1,548,824	22,897,883	18,200,776	2,544,248	2,575,995	51,617,248	38,937,211

Contract owners’ equity at end of period	$2,948,321	2,915,896	26,704,335	22,897,883	2,992,702	2,544,248	60,047,569	51,617,248

CHANGE IN UNITS:
Beginning units	157,080	103,913	1,186,568	1,133,838	162,132	181,839	2,629,065	2,425,916
Units purchased	55,587	69,691	164,691	194,514	46,730	27,857	389,093	461,556
Units surrendered	(42,994)	(16,524)	(112,071)	(141,784)	(31,772)	(47,564)	(296,126)	(258,407)

Ending units	169,673	157,080	1,239,188	1,186,568	177,090	162,132	2,722,032	2,629,065

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC1		NVCMD1		NVCRA1		NVCRB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18,620	80,203	247,009	821,178	274,337	612,124	74,867	278,731
Realized gain (loss) on investments	(62,165)	(78,483)	(312,488)	(76,760)	(405,665)	(74,175)	(135,884)	(45,109)
Change in unrealized gain (loss) on investments	339,634	258,951	2,313,633	1,822,931	3,361,223	2,115,404	968,927	608,278
Reinvested capital gains	23,483	147,159	828,551	2,164,437	-	1,620,980	152,270	650,272

Net increase (decrease) in contract owners’ equity resulting from operations	319,572	407,830	3,076,705	4,731,786	3,229,895	4,274,333	1,060,180	1,492,172

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	630,881	473,650	1,947,557	1,957,313	4,795,809	4,167,972	1,758,396	1,412,928
Transfers between funds	246,284	(284,877)	(351,601)	(51,005)	(431,961)	(344,356)	(182,102)	(281,622)
Surrenders (notes 2, 3, 4, 5 and 6)	(524,264)	(528,970)	(2,251,041)	(2,728,888)	(2,306,217)	(2,097,238)	(1,086,160)	(1,194,187)
Adjustments to maintain reserves	188	7	(2,057)	1,692	(1,296)	2,064	(347)	171

Net equity transactions	353,089	(340,190)	(657,142)	(820,888)	2,056,335	1,728,442	489,787	(62,710)

Net change in contract owners’ equity	672,661	67,640	2,419,563	3,910,898	5,286,230	6,002,775	1,549,967	1,429,462
Contract owners’ equity at beginning of period	3,023,873	2,956,233	30,056,449	26,145,551	22,972,928	16,970,153	10,552,215	9,122,753

Contract owners’ equity at end of period	$3,696,534	3,023,873	32,476,012	30,056,449	28,259,158	22,972,928	12,102,182	10,552,215

CHANGE IN UNITS:
Beginning units	174,962	195,468	1,610,007	1,657,097	1,149,856	1,054,499	587,828	591,006
Units purchased	59,549	30,008	111,879	124,148	237,657	234,086	101,002	87,074
Units surrendered	(38,562)	(50,514)	(151,407)	(171,238)	(132,897)	(138,729)	(74,335)	(90,252)

Ending units	195,949	174,962	1,570,479	1,610,007	1,254,616	1,149,856	614,495	587,828

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDBLP		NVDCA2		NVDCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$776	13,951	12,129	210,476	1,949	22,151	18,963	223,122
Realized gain (loss) on investments	10,332	7,134	(42,772)	6,044	50,889	10,787	(27,398)	1,315
Change in unrealized gain (loss) on investments	23,835	29,778	674,700	419,177	(78,026)	77,842	756,195	730,467
Reinvested capital gains	17,123	38,149	267,555	503,432	63,143	77,682	614,310	687,459

Net increase (decrease) in contract owners’ equity resulting from operations	52,066	89,012	911,612	1,139,129	37,955	188,462	1,362,070	1,642,363

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,801	4,693	1,686,730	1,478,720	2,599	2,673	1,460,985	1,475,987
Transfers between funds	(14,047)	(56)	410,472	711,487	(1,051,942)	(6,843)	766,903	45,693
Surrenders (notes 2, 3, 4, 5 and 6)	(79,690)	(63,771)	(1,137,929)	(1,405,173)	(22,646)	(55,118)	(839,860)	(910,650)
Adjustments to maintain reserves	(2)	1	(101)	1,361	(9)	14	122	208

Net equity transactions	(88,938)	(59,133)	959,172	786,395	(1,071,998)	(59,274)	1,388,150	611,238

Net change in contract owners’ equity	(36,872)	29,879	1,870,784	1,925,524	(1,034,043)	129,188	2,750,220	2,253,601
Contract owners’ equity at beginning of period	628,960	599,081	8,942,067	7,016,543	1,099,240	970,052	10,176,078	7,922,477

Contract owners’ equity at end of period	$592,088	628,960	10,812,851	8,942,067	65,197	1,099,240	12,926,298	10,176,078

CHANGE IN UNITS:
Beginning units	29,042	31,906	558,469	506,226	41,666	44,101	558,282	522,057
Units purchased	253	251	127,925	145,225	104	108	150,022	92,612
Units surrendered	(4,306)	(3,115)	(69,622)	(92,982)	(39,556)	(2,543)	(74,009)	(56,387)

Ending units	24,989	29,042	616,772	558,469	2,214	41,666	634,295	558,282

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDMAP		NVDMCP		NVFIII		NVGEII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$170,491	1,585,542	2,888	44,092	2,655	90	996	158
Realized gain (loss) on investments	(315,738)	34,024	(13,999)	(1,895)	3,225	(1)	(82)	117
Change in unrealized gain (loss) on investments	5,199,082	4,741,392	132,682	88,049	(1,432)	(132)	6,348	2,079
Reinvested capital gains	4,853,380	6,453,053	61,348	93,030	411	49	1	176

Net increase (decrease) in contract owners’ equity resulting from operations	9,907,215	12,814,011	182,919	223,276	4,859	6	7,263	2,530

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,006,598	11,201,558	486,954	293,806	18,630	9,004	44,155	26,019
Transfers between funds	(350,688)	(1,192,077)	(13,860)	(3,980)	325,525	728	28,591	9,476
Surrenders (notes 2, 3, 4, 5 and 6)	(5,682,264)	(5,569,599)	(208,795)	(212,466)	(127,555)	(367)	(11,295)	(1,842)
Adjustments to maintain reserves	(4,305)	8,257	29	63	(6)	1	-	-

Net equity transactions	3,969,341	4,448,139	264,328	77,423	216,594	9,366	61,451	33,653

Net change in contract owners’ equity	13,876,556	17,262,150	447,247	300,699	221,453	9,372	68,714	36,183
Contract owners’ equity at beginning of period	73,685,339	56,423,189	1,903,911	1,603,212	9,372	-	36,183	-

Contract owners’ equity at end of period	$87,561,895	73,685,339	2,351,158	1,903,911	230,825	9,372	104,897	36,183

CHANGE IN UNITS:
Beginning units	3,850,703	3,598,467	125,582	120,199	887	-	3,329	-
Units purchased	582,383	676,957	35,872	20,776	32,227	922	6,234	3,506
Units surrendered	(366,711)	(424,721)	(18,800)	(15,393)	(12,720)	(35)	(1,226)	(177)

Ending units	4,066,375	3,850,703	142,654	125,582	20,394	887	8,337	3,329

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIDAP		NVIDCP		NVIDMP		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$59,255	523,105	3,977	89,751	32,253	515,798	814	2,271
Realized gain (loss) on investments	(316,019)	(18,491)	8,523	(15,780)	(183,153)	(108,470)	931	6,893
Change in unrealized gain (loss) on investments	2,040,274	2,051,098	228,248	180,156	1,399,178	1,017,020	3,724	6,187
Reinvested capital gains	1,746,444	2,002,571	37,866	75,205	1,331,473	1,931,683	-	4,262

Net increase (decrease) in contract owners’ equity resulting from operations	3,529,954	4,558,283	278,614	329,332	2,579,751	3,356,031	5,469	19,613

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,671,733	4,288,107	467,729	438,612	2,649,817	2,512,923	-	-
Transfers between funds	(976,366)	7,058	26,883	133,656	352,076	286,733	(1,055)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,980,735)	(1,819,204)	(535,735)	(365,774)	(1,619,275)	(2,180,980)	(10,515)	(38,664)
Adjustments to maintain reserves	(951)	1,602	(145)	260	(336,334)	1,837	7	(8)

Net equity transactions	2,713,681	2,477,563	(41,268)	206,754	1,046,284	620,513	(11,563)	(38,672)

Net change in contract owners’ equity	6,243,635	7,035,846	237,346	536,086	3,626,035	3,976,544	(6,094)	(19,059)
Contract owners’ equity at beginning of period	25,427,376	18,391,530	3,903,266	3,367,180	22,621,887	18,645,343	99,928	118,987

Contract owners’ equity at end of period	$31,671,011	25,427,376	4,140,612	3,903,266	26,247,922	22,621,887	93,834	99,928

CHANGE IN UNITS:
Beginning units	1,242,457	1,112,535	291,913	276,109	1,316,959	1,278,961	8,172	11,571
Units purchased	288,552	232,315	46,028	47,542	182,895	192,031	1	-
Units surrendered	(161,531)	(102,393)	(48,401)	(31,738)	(118,107)	(154,033)	(1,047)	(3,399)

Ending units	1,369,478	1,242,457	289,540	291,913	1,381,747	1,316,959	7,126	8,172

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$127,087	168,333	169,609	134,148	22,712	22,457	-	-
Realized gain (loss) on investments	2,299	28,400	27,767	25,509	(23,879)	(37,368)	(3,836)	-
Change in unrealized gain (loss) on investments	127,747	619,960	236,492	224,681	307,146	421,620	537,440	-
Reinvested capital gains	146,954	8,475	-	-	709,228	116,577	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,087	825,168	433,868	384,338	1,015,207	523,286	533,604	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	484,703	793,093	690,031	708,602	145,710	110,922	57,980	-
Transfers between funds	(164,842)	717,701	944,699	402,068	451,378	(71,967)	3,019,339	-
Surrenders (notes 2, 3, 4, 5 and 6)	(271,502)	(261,571)	(456,098)	(801,480)	(252,481)	(200,243)	(20,149)	-
Adjustments to maintain reserves	(694)	732	(120)	280	(290)	387	177	-

Net equity transactions	47,665	1,249,955	1,178,512	309,470	344,317	(160,901)	3,057,347	-

Net change in contract owners’ equity	451,752	2,075,123	1,612,380	693,808	1,359,524	362,385	3,590,951	-
Contract owners’ equity at beginning of period	5,351,539	3,276,416	4,430,571	3,736,763	1,959,785	1,597,400	-	-

Contract owners’ equity at end of period	$5,803,291	5,351,539	6,042,951	4,430,571	3,319,309	1,959,785	3,590,951	-

CHANGE IN UNITS:
Beginning units	443,992	331,043	256,283	237,517	146,825	159,346	-	-
Units purchased	64,803	144,867	97,952	76,146	46,008	16,993	311,143	-
Units surrendered	(61,002)	(31,918)	(34,446)	(57,380)	(28,156)	(29,514)	(6,356)	-

Ending units	447,793	443,992	319,789	256,283	164,677	146,825	304,787	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	164,460	-	-	102,495	107,687	8,139	9,944
Realized gain (loss) on investments	(69,066)	(17,376)	(428,257)	(210,146)	(407,811)	(144,512)	(20,702)	(10,179)
Change in unrealized gain (loss) on investments	(705,812)	374,446	3,539,972	397,599	346,616	150,722	6,316	13,032
Reinvested capital gains	1,924,445	526,174	1,324,239	2,250,679	-	810,559	-	78,568

Net increase (decrease) in contract owners’ equity resulting from operations	1,149,567	1,047,704	4,435,954	2,438,132	41,300	924,456	(6,247)	91,365

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	224,011	242,125	439,197	581,560	951,794	1,119,520	27,920	29,119
Transfers between funds	(151,195)	(169,417)	(2,424,408)	741,622	3,643	(504,867)	374	(915)
Surrenders (notes 2, 3, 4, 5 and 6)	(842,248)	(290,467)	(419,766)	(1,005,985)	(584,273)	(492,658)	(38,339)	(33,970)
Adjustments to maintain reserves	(16)	171	44	463	(194)	469	(25)	88

Net equity transactions	(769,448)	(217,588)	(2,404,933)	317,660	370,970	122,464	(10,070)	(5,678)

Net change in contract owners’ equity	380,119	830,116	2,031,021	2,755,792	412,270	1,046,920	(16,317)	85,687
Contract owners’ equity at beginning of period	4,312,042	3,481,926	9,021,804	6,266,012	4,842,836	3,795,916	465,003	379,316

Contract owners’ equity at end of period	$4,692,161	4,312,042	11,052,825	9,021,804	5,255,106	4,842,836	448,686	465,003

CHANGE IN UNITS:
Beginning units	154,415	162,755	322,805	307,725	203,993	198,222	17,474	17,653
Units purchased	12,372	12,938	89,226	60,935	69,248	55,515	1,425	1,768
Units surrendered	(37,626)	(21,278)	(166,238)	(45,855)	(49,485)	(49,744)	(1,843)	(1,947)

Ending units	129,161	154,415	245,793	322,805	223,756	203,993	17,056	17,474

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNSR2		NVOLG1		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,416	5,981	11,119	11,350	180,966	208,433	219,502	249,420
Realized gain (loss) on investments	17,256	2,490	(30,192)	(24,117)	(15,057)	27,119	(381,648)	(238,839)
Change in unrealized gain (loss) on investments	26,019	137,130	98,028	205,789	933,316	573,470	(657,431)	3,834,129
Reinvested capital gains	66,730	74,009	97,807	153,713	1,368,338	3,213,597	68,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	113,421	219,610	176,762	346,735	2,467,563	4,022,619	(751,463)	3,844,710

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,499	28,524	97,994	88,115	1,535,392	1,861,462	1,727,331	2,013,651
Transfers between funds	(204,972)	5,996	(179,944)	(21,390)	(1,084,512)	(1,231,926)	(184,365)	(1,870,189)
Surrenders (notes 2, 3, 4, 5 and 6)	(12,687)	(40,743)	(111,611)	(103,184)	(1,016,559)	(2,429,012)	(1,371,313)	(1,293,433)
Adjustments to maintain reserves	69	104	160	198	949	108	7,225	(5,635)

Net equity transactions	(194,091)	(6,119)	(193,401)	(36,261)	(564,730)	(1,799,368)	178,878	(1,155,606)

Net change in contract owners’ equity	(80,670)	213,491	(16,639)	310,474	1,902,833	2,223,251	(572,585)	2,689,104
Contract owners’ equity at beginning of period	989,156	775,665	1,652,377	1,341,903	13,279,857	11,056,606	15,550,087	12,860,983

Contract owners’ equity at end of period	$908,486	989,156	1,635,738	1,652,377	15,182,690	13,279,857	14,977,502	15,550,087

CHANGE IN UNITS:
Beginning units	39,806	39,977	64,931	66,465	287,474	329,377	726,848	785,456
Units purchased	2,681	1,929	4,452	4,700	43,993	56,363	145,479	110,423
Units surrendered	(10,290)	(2,100)	(12,670)	(6,234)	(55,041)	(98,266)	(132,643)	(169,031)

Ending units	32,197	39,806	56,713	64,931	276,426	287,474	739,684	726,848

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB1		NVSTB2		NVTIV3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$92,855	86,740	52,524	47,993	807	1,198	11,640	21,711
Realized gain (loss) on investments	(690,500)	(64,749)	13,001	(2,992)	(99)	(6)	(134,206)	(5,810)
Change in unrealized gain (loss) on investments	2,471,878	(1,412,152)	9,600	25,582	597	1,173	128,020	6,912
Reinvested capital gains	459,982	3,194,410	-	-	-	-	-	78,806

Net increase (decrease) in contract owners’ equity resulting from operations	2,334,215	1,804,249	75,125	70,583	1,305	2,365	5,454	101,619

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,521,797	1,645,911	1,152,148	264,306	662	637	67,180	85,467
Transfers between funds	(353,757)	541,811	(106,165)	94,725	745	9,313	(289,068)	22,533
Surrenders (notes 2, 3, 4, 5 and 6)	(761,514)	(634,482)	(212,447)	(85,334)	(3,911)	(20,413)	(70,842)	(64,203)
Adjustments to maintain reserves	(10,822)	11,902	-	8	2	1	(168)	136

Net equity transactions	395,704	1,565,142	833,536	273,705	(2,502)	(10,462)	(292,898)	43,933

Net change in contract owners’ equity	2,729,919	3,369,391	908,661	344,288	(1,197)	(8,097)	(287,444)	145,552
Contract owners’ equity at beginning of period	9,993,389	6,623,998	2,019,118	1,674,830	51,910	60,007	930,731	785,179

Contract owners’ equity at end of period	$12,723,308	9,993,389	2,927,779	2,019,118	50,713	51,910	643,287	930,731

CHANGE IN UNITS:
Beginning units	517,713	429,321	177,815	153,885	4,143	4,985	51,404	48,780
Units purchased	115,430	128,558	103,764	57,202	144	802	5,392	7,722
Units surrendered	(80,063)	(40,166)	(31,744)	(33,272)	(351)	(1,644)	(23,017)	(5,098)

Ending units	553,080	517,713	249,835	177,815	3,936	4,143	33,779	51,404

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM		SAM5		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,316	25,587	42,083	276,111	422	1,585	-	-
Realized gain (loss) on investments	-	-	-	-	(112,378)	(207,801)	(454,657)	2,948
Change in unrealized gain (loss) on investments	-	-	-	-	504,485	481,576	1,746,240	40,501
Reinvested capital gains	-	-	-	-	89,098	247,149	679,794	804,750

Net increase (decrease) in contract owners’ equity resulting from operations	3,316	25,587	42,083	276,111	481,627	522,509	1,971,377	848,199

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	200,687	(39,035)	11,419,813	9,397,213	149,067	153,954	712,343	636,847
Transfers between funds	203,303	321,930	3,187,006	(11,146,149)	(55,375)	(18,853)	376,455	1,576,747
Surrenders (notes 2, 3, 4, 5 and 6)	(373,150)	(602,931)	(6,528,995)	(3,622,960)	(180,423)	(506,729)	(299,474)	(284,430)
Adjustments to maintain reserves	3	3	237	1,516	52	78	(94)	291

Net equity transactions	30,843	(320,033)	8,078,061	(5,370,380)	(86,679)	(371,550)	789,230	1,929,455

Net change in contract owners’ equity	34,159	(294,446)	8,120,144	(5,094,269)	394,948	150,959	2,760,607	2,777,654
Contract owners’ equity at beginning of period	1,276,488	1,570,934	13,393,382	18,487,651	2,247,770	2,096,811	5,059,238	2,281,584

Contract owners’ equity at end of period	$1,310,647	1,276,488	21,513,526	13,393,382	2,642,718	2,247,770	7,819,845	5,059,238

CHANGE IN UNITS:
Beginning units	107,268	134,363	1,290,070	1,813,387	70,142	82,213	163,047	99,789
Units purchased	54,773	40,036	2,760,734	1,093,291	7,720	7,153	85,130	77,645
Units surrendered	(52,170)	(67,131)	(1,983,945)	(1,616,608)	(10,646)	(19,224)	(69,300)	(14,387)

Ending units	109,871	107,268	2,066,859	1,290,070	67,216	70,142	178,877	163,047

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,905	29,693	88,586	89,450	-	-	755	531
Realized gain (loss) on investments	(331,444)	(113,034)	335,094	280,227	8	689	7,922	8,491
Change in unrealized gain (loss) on investments	454,727	(313,213)	(214,515)	1,045,380	15,806	6,053	9,385	13,080
Reinvested capital gains	12,922	846,422	561,173	310,443	3,238	2,610	5,188	7,067

Net increase (decrease) in contract owners’ equity resulting from operations	138,110	449,868	770,338	1,725,500	19,052	9,352	23,250	29,169

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	309,963	428,256	540,779	650,062	2,020	2,709	6,086	5,136
Transfers between funds	(89,447)	(3,118)	(806,836)	628,173	19,093	-	(2,975)	(1,756)
Surrenders (notes 2, 3, 4, 5 and 6)	(210,838)	(283,721)	(382,843)	(304,104)	(3,867)	(5,109)	(20,865)	(14,393)
Adjustments to maintain reserves	(12)	173	67	259	(6)	13	3	(12)

Net equity transactions	9,666	141,590	(648,833)	974,390	17,240	(2,387)	(17,751)	(11,025)

Net change in contract owners’ equity	147,776	591,458	121,505	2,699,890	36,292	6,965	5,499	18,144
Contract owners’ equity at beginning of period	2,919,767	2,328,309	8,278,253	5,578,363	36,713	29,748	134,693	116,549

Contract owners’ equity at end of period	$3,067,543	2,919,767	8,399,758	8,278,253	73,005	36,713	140,192	134,693

CHANGE IN UNITS:
Beginning units	104,240	98,918	250,724	218,466	2,381	2,556	4,055	4,417
Units purchased	15,503	17,656	17,572	43,392	1,314	210	218	254
Units surrendered	(15,593)	(12,334)	(37,763)	(11,134)	(306)	(385)	(743)	(616)

Ending units	104,150	104,240	230,533	250,724	3,389	2,381	3,530	4,055

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB3		NOTG3		NOTMG3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,296	11,255	45,444	45,032	76,324	65,656	55,103	50,749
Realized gain (loss) on investments	(1,187)	(1,006)	(12,075)	(2,756)	(27,301)	(12,437)	(12,890)	(6,076)
Change in unrealized gain (loss) on investments	9,909	10,305	56,497	179,062	155,513	258,726	83,056	208,442
Reinvested capital gains	-	-	29,259	60,266	-	234,513	21,802	103,638

Net increase (decrease) in contract owners’ equity resulting from operations	23,018	20,554	119,125	281,604	204,536	546,458	147,071	356,753

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,018	37,159	143,701	208,304	457,107	463,853	176,599	225,580
Transfers between funds	33,958	(1,386)	(23,601)	(58,418)	(5,149)	6,287	(30,202)	1,031
Surrenders (notes 2, 3, 4, 5 and 6)	(37,223)	(52,312)	(179,805)	(163,279)	(342,515)	(359,016)	(165,588)	(145,412)
Adjustments to maintain reserves	63	25	(10)	7	(10)	11	(90)	(4)

Net equity transactions	34,816	(16,514)	(59,715)	(13,386)	109,433	111,135	(19,281)	81,195

Net change in contract owners’ equity	57,834	4,040	59,410	268,218	313,969	657,593	127,790	437,948
Contract owners’ equity at beginning of period	571,278	567,238	2,209,203	1,940,985	3,844,781	3,187,188	2,648,424	2,210,476

Contract owners’ equity at end of period	$629,112	571,278	2,268,613	2,209,203	4,158,750	3,844,781	2,776,214	2,648,424

CHANGE IN UNITS:
Beginning units	43,846	45,141	172,739	173,746	290,369	281,468	198,876	192,819
Units purchased	6,787	3,691	14,691	18,110	37,430	38,547	13,814	17,882
Units surrendered	(3,962)	(4,986)	(19,552)	(19,117)	(29,182)	(29,646)	(15,831)	(11,825)

Ending units	46,671	43,846	167,878	172,739	298,617	290,369	196,859	198,876

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAA		PMVFBA		PMVLDA		PMVRSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27,822	16,213	63,026	29,504	60,512	140,780	239,037	154,225
Realized gain (loss) on investments	(1,739)	(5,518)	(38,766)	(17,434)	(29,247)	(40,585)	(318,224)	(65,482)
Change in unrealized gain (loss) on investments	22,470	52,243	110,397	86,395	112,870	103,917	226,330	266,989
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,553	62,938	134,657	98,465	144,135	204,112	147,143	355,732

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	69,444	123,878	133,176	215,264	326,073	396,139	744,664	780,779
Transfers between funds	(14,226)	(128,772)	53,334	(382,136)	321,632	151,128	(363,453)	103,223
Surrenders (notes 2, 3, 4, 5 and 6)	(31,676)	(76,229)	(165,962)	(98,229)	(715,315)	(922,878)	(318,249)	(267,091)
Adjustments to maintain reserves	2	8	(20)	257	255	3,181	524	260

Net equity transactions	23,544	(81,115)	20,528	(264,844)	(67,355)	(372,430)	63,486	617,171

Net change in contract owners’ equity	72,097	(18,177)	155,185	(166,379)	76,780	(168,318)	210,629	972,903
Contract owners’ equity at beginning of period	566,357	584,534	1,274,925	1,441,304	4,784,042	4,952,360	3,861,733	2,888,830

Contract owners’ equity at end of period	$638,454	566,357	1,430,110	1,274,925	4,860,822	4,784,042	4,072,362	3,861,733

CHANGE IN UNITS:
Beginning units	42,449	49,023	90,601	109,619	354,402	381,871	621,452	518,063
Units purchased	5,897	10,025	18,622	17,335	75,918	55,001	138,231	163,856
Units surrendered	(4,043)	(16,599)	(17,477)	(36,353)	(80,485)	(82,470)	(113,031)	(60,467)

Ending units	44,303	42,449	91,746	90,601	349,835	354,402	646,652	621,452

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVTRA		PVEIIA		PVIVIA		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$196,513	237,050	13,431	7,417	1,892	992	-	-
Realized gain (loss) on investments	37,097	(23,271)	(23,546)	(1,237)	(10,599)	(764)	176,203	19,519
Change in unrealized gain (loss) on investments	414,696	399,093	68,723	76,629	8,087	8,179	41,078	270,286
Reinvested capital gains	102,527	-	46,787	28,092	1,003	1,884	63,925	65,146

Net increase (decrease) in contract owners’ equity resulting from operations	750,833	612,872	105,395	110,901	383	10,291	281,206	354,951

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	911,976	966,839	464,010	411,972	45,538	41,003	19,793	20,270
Transfers between funds	639,623	631,348	106,797	951	23,240	1,046	(74,528)	(32,906)
Surrenders (notes 2, 3, 4, 5 and 6)	(761,997)	(590,662)	(98,699)	(54,153)	(68,809)	(6,968)	(572,173)	(194,861)
Adjustments to maintain reserves	575	140	243	(237)	(26)	13	(32)	11

Net equity transactions	790,177	1,007,665	472,351	358,533	(57)	35,094	(626,940)	(207,486)

Net change in contract owners’ equity	1,541,010	1,620,537	577,746	469,434	326	45,385	(345,734)	147,465
Contract owners’ equity at beginning of period	8,674,409	7,053,872	685,481	216,047	77,274	31,889	1,489,616	1,342,151

Contract owners’ equity at end of period	$10,215,419	8,674,409	1,263,227	685,481	77,600	77,274	1,143,882	1,489,616

CHANGE IN UNITS:
Beginning units	656,729	578,659	51,816	21,350	7,255	3,606	29,567	34,267
Units purchased	116,116	135,407	47,958	34,961	7,840	4,367	465	512
Units surrendered	(60,947)	(57,337)	(9,739)	(4,495)	(8,105)	(718)	(12,468)	(5,212)

Ending units	711,898	656,729	90,035	51,816	6,990	7,255	17,564	29,567

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHSP		VWHA		VRVDRI		WFVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	21,858	-	1,402	849	-	-
Realized gain (loss) on investments	228,487	215,591	(57,796)	(91,562)	(11,250)	-	150,417	770
Change in unrealized gain (loss) on investments	5,553,738	3,859,256	554,352	329,536	16,746	(6,195)	656,730	100,797
Reinvested capital gains	1,980,169	991,120	-	-	1,703	4,858	109,857	340,714

Net increase (decrease) in contract owners’ equity resulting from operations	7,762,394	5,065,967	518,414	237,974	8,601	(488)	917,004	442,281

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,089,527	4,350,828	364,257	382,160	43,167	8,937	62,046	62,810
Transfers between funds	1,893,991	228,696	60,779	(136,645)	19,300	49,879	48,018	6,202
Surrenders (notes 2, 3, 4, 5 and 6)	(2,355,158)	(1,890,299)	(535,575)	(251,218)	(10,957)	(1,054)	(889,917)	(114,918)
Adjustments to maintain reserves	(5,025)	1,177	8	59	46	(5)	(54)	144

Net equity transactions	4,623,335	2,690,402	(110,531)	(5,644)	51,556	57,757	(779,907)	(45,762)

Net change in contract owners’ equity	12,385,729	7,756,369	407,883	232,330	60,157	57,269	137,097	396,519
Contract owners’ equity at beginning of period	23,939,178	16,182,809	2,235,483	2,003,153	57,269	-	2,185,764	1,789,245

Contract owners’ equity at end of period	$36,324,907	23,939,178	2,643,366	2,235,483	117,426	57,269	2,322,861	2,185,764

CHANGE IN UNITS:
Beginning units	652,808	569,300	337,411	338,228	5,252	-	51,690	52,819
Units purchased	178,281	149,674	115,791	86,394	7,383	5,350	2,881	1,996
Units surrendered	(66,518)	(66,166)	(118,244)	(87,211)	(1,721)	(98)	(19,756)	(3,125)

Ending units	764,571	652,808	334,958	337,411	10,914	5,252	34,815	51,690

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG1		GVDIVI		NVMLV1		NVLCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	254,841	685,652	18,712	329,215	689	3,100
Realized gain (loss) on investments	(95,806)	15,495	(1,418,965)	(31,821)	(1,033,067)	(26,985)	(4,944)	1,876
Change in unrealized gain (loss) on investments	9,503	34,210	730,699	(341,764)	317,541	(68,571)	(5,123)	22,209
Reinvested capital gains	71,899	35,081	-	117,706	499,241	107,170	2,513	3,393

Net increase (decrease) in contract owners’ equity resulting from operations	(14,404)	84,786	(433,425)	429,773	(197,573)	340,829	(6,865)	30,578

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,090	24,193	236,974	321,106	151,311	234,346	16,191	47,989
Transfers between funds	(228,029)	(92,790)	(2,745,279)	14,001	(1,416,393)	(139,581)	(175,751)	(2,479)
Surrenders (notes 2, 3, 4, 5 and 6)	(14,421)	(59,165)	(162,020)	(154,176)	(167,960)	(218,829)	(19,868)	(29,953)
Adjustments to maintain reserves	(34)	25	(239)	231	(127)	118	3	(8)

Net equity transactions	(239,394)	(127,737)	(2,670,564)	181,162	(1,433,169)	(123,946)	(179,425)	15,549

Net change in contract owners’ equity	(253,798)	(42,951)	(3,103,989)	610,935	(1,630,742)	216,883	(186,290)	46,127
Contract owners’ equity at beginning of period	253,798	296,749	3,103,989	2,493,054	1,630,742	1,413,859	186,290	140,163

Contract owners’ equity at end of period	$-	253,798	-	3,103,989	-	1,630,742	-	186,290

CHANGE IN UNITS:
Beginning units	11,012	17,297	287,623	269,242	74,841	81,370	11,448	10,327
Units purchased	140	1,256	29,754	35,508	9,087	13,285	2,701	3,849
Units surrendered	(11,152)	(7,541)	(317,377)	(17,127)	(83,928)	(19,814)	(14,149)	(2,728)

Ending units	-	11,012	-	287,623	-	74,841	-	11,448

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLMP
	2020	2019
Investment activity:
Net investment income (loss)	$6,887	27,330
Realized gain (loss) on investments	(12,286)	3,126
Change in unrealized gain (loss) on investments	(62,138)	152,320
Reinvested capital gains	74,788	30,338

Net increase (decrease) in contract owners’ equity resulting from operations	7,251	213,114

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	392,203	178,045
Transfers between funds	(1,292,415)	313,510
Surrenders (notes 2, 3, 4, 5 and 6)	(710,379)	(203,943)
Adjustments to maintain reserves	1	24

Net equity transactions	(1,610,590)	287,636

Net change in contract owners’ equity	(1,603,339)	500,750
Contract owners’ equity at beginning of period	1,603,339	1,102,589

Contract owners’ equity at end of period	$-	1,603,339

CHANGE IN UNITS:
Beginning units	105,248	85,195
Units purchased	28,537	34,752
Units surrendered	(133,785)	(14,699)

Ending units	-	105,248

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	5/8/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	5/6/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/21/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	6/21/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	6/17/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	5/29/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 0.42% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $3.14 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan
Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $10,209,865 and $10,540,678, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were$33,976,282 and $20,328,280, respectively, and total transfers from the Separate Account to the fixed account were $22,289,448 and $24,521,704, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,336,613,538	$-	$-	$1,336,613,538

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$17,242	$96,557
ALVIVB	164,058	164,580
ALVSVA	605,526	1,104,582
ACVIP1	2,016,953	2,574,316
ACVIP2	13,957	16,857
ACVMV1	291,081	603,803
AMVNW2	346,475	133,661
BRVGA1	1,350,354	1,869,168
BRVHYI	1,850,540	481,839
MLVGA2	98,648	278,653
DCAP	551,769	611,359
DSIF	2,425,660	2,569,957
DVSCS	708,339	857,338
DWVSVS	484,880	257,567
DFVGB	4,531,235	4,138,418
DFVGMI	1,631,189	216,206
DFVIPS	1,221,633	494,039
DFVIS	3,709,279	3,115,422
DFVIV	5,212,006	2,680,028
DFVSTF	4,475,230	4,713,874
DFVULV	5,052,675	2,479,710
DFVUTV	4,087,383	4,002,275
DSGIBA	1,145,049	214,616
DSVCGA	717,507	103,219
FQB	279,365	132,669
FCS	5,898,223	199,399
FEIS	1,123,679	760,675
FEMS	2,113,647	459,840
FF10S	154,680	372,305
FF20S	334,983	569,727
FF30S	1,571,048	475,756
FGS	17,743,891	10,251,089
FIGBS	1,976,048	976,414
FMCS	725,292	1,077,380
FNRS2	2,148,186	1,011,308
FOS	840,716	729,593
FRESS	1,262,440	359,351
FVSS	771	1,655
FTVDM2	35,695	43,124
FTVFA1	184,476	134,435
FTVFA2	357,053	35,810
FTVGB1	971,116	665,043
FTVGI2	129,385	77,301
FTVIS1	823,338	392,751
FTVIS2	42,141	69,987
FTVRDI	4,217	71,923
FTVSVI	445,678	310,240
TIF2	86,505	61,840
GVGMNS	11,801	17,084
GVMSAS	39,331	8,065
RVARS	188,720	59,909
ACEG	7,614	14,564
AVMCCI	87,027	143,596
IVBRA1	3,075,270	641,624
OVAG	479,724	221,781
OVGI	690,940	413,757
OVGS	740,154	690,775
OVIG	1,665,144	242,921
OVSB	48,678	54,914
OVSC	384,312	592,770
WRASP	746,048	912,426
WRBDP	116,072	110,225
WRBP	203,488	137,709
WRCEP	149,860	238,925
WRDIV	93,425	65,132
WRENG	91,604	31,499
WRGBP	17,293	44,295
WRGNR	139,057	83,739
WRGP	346,649	234,676
WRHIP	489,164	480,376

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRI2P	113,228	237,332
WRIP	241,898	60,728
WRLTBP	140,384	33,874
WRMCG	772,147	591,373
WRMMP	136,822	52,342
WRPAP	293,513	155,566
WRPCP	55,946	20,576
WRPMAP	1,508,251	282,429
WRPMAV	107,853	31,735
WRPMCP	210,855	30,854
WRPMCV	712	23
WRPMMV	43,140	11,164
WRPMP	863,248	161,749
WRRESP	86,385	89,655
WRSCP	80,199	141,654
WRSCV	87,292	57,702
WRSTP	430,294	348,018
WRVP	91,648	67,042
JACAS	712,730	1,087,220
JAEI	1,581,419	1,105,981
JAGTS	8,004,577	1,215,751
JAIGS	138,683	314,460
JAMGS	1,745,342	170,865
LOVTRC	2,674,103	322,373
MFBIE	343,540	163,467
MFBOV	389,831	116,431
MFFCA	679,769	188,279
MFTCG	943,146	1,039,881
MNDIC	1,599,181	794,070
MV2IGI	1,458	584
MV3MVI	66,567	26,669
MVFIC	3,110,315	1,660,087
MVIGIC	1,338,802	150,233
MVIVIC	1,084,797	1,334,902
MVIVSC	1,808	5,570
MVUIC	155,213	30,957
MSVFI	22,315	35,280
DTRTFB	797,487	126,350
EIF	721,479	797,845
GBF	2,179,108	2,103,977
GEM	1,225,288	2,651,567
GIG	74,624	268,965
GVAAA2	9,191,270	3,071,464
GVABD2	153,591	101,355
GVAGG2	961,923	756,559
GVAGI2	830,508	561,446
GVAGR2	1,735,611	800,914
GVDMA	722,847	841,420
GVDMC	53,401	29,968
GVEX1	19,680,506	11,328,638
GVIDA	208,118	426,386
GVIDC	7,736	152,795
GVIDM	1,552,889	450,150
GVIX2	479,318	286,378
HIBF	696,863	962,164
IDPG	559,212	161,592
IDPGI	238,379	89,553
MCIF	5,630,428	3,491,021
MSBF	572,838	418,408
NCPG	787,966	205,379

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NCPGI	428,531	254,837
NJMMAY	11,524	1,497
NVAMV1	454,871	807,644
NVAMVX	1,617,622	119,691
NVBX	2,307,385	782,297
NVCBD1	1,061,615	1,145,577
NVCCA1	3,145,280	993,074
NVCCN1	754,750	509,384
NVCMA1	6,048,150	2,616,279
NVCMC1	1,081,976	686,971
NVCMD1	2,168,937	1,748,463
NVCRA1	4,187,649	1,855,681
NVCRB1	1,526,535	809,263
NVDBL2	20,449	91,486
NVDBLP	2,276,891	1,037,932
NVDCA2	66,835	1,073,732
NVDCAP	2,875,099	853,798
NVDMAP	11,423,970	2,426,453
NVDMCP	529,824	201,289
NVFIII	362,664	142,999
NVGEII	71,562	9,116
NVIDAP	6,307,145	1,786,814
NVIDCP	521,366	520,647
NVIDMP	4,003,969	1,257,624
NVIE6	814	11,570
NVIX	873,365	550,964
NVLCP1	2,093,329	745,088
NVMIG1	1,572,785	496,238
NVMIVX	4,200,098	1,142,927
NVMLG1	2,336,186	1,181,172
NVMMG1	6,943,284	8,024,022
NVMMV1	1,180,687	707,026
NVMMV2	25,751	27,658
NVNMO1	120,584	244,597
NVNSR2	198,401	283,037
NVOLG1	2,718,379	1,734,753
NVRE1	2,379,757	1,920,491
NVSIX2	2,188,276	1,228,915
NVSTB1	1,736,058	849,998
NVSTB2	4,127	5,823
NVTIV3	65,665	346,754
SAM	572,470	538,314
SAM5	39,310,818	31,190,911
SCF	303,556	300,768
SCGF	5,140,269	3,671,151
SCVF	334,137	309,632
TRF	1,176,708	1,175,848
AMMCGS	24,038	3,554
AMSRS	10,792	22,603
AMTB	90,131	41,082
NOTB3	215,592	200,596
NOTG3	414,720	228,953
NOTMG3	212,218	154,504
PMVAAA	89,400	38,037
PMVFBA	476,840	393,317
PMVLDA	1,454,751	1,461,921
PMVRSA	1,181,113	879,114
PMVTRA	2,023,918	935,617
PVEIIA	625,148	92,822
PVIVIA	82,071	79,207
TRHS2	80,829	643,812
TRHSP	7,358,975	750,447
VWHA	703,323	792,004
VRVDRI	88,706	34,091
WFVSCG	280,456	950,452
IVKMG1	76,905	244,366
GVDIVI	495,341	2,910,826
NVLCAP	40,728	216,953
NVLMP	451,768	1,980,655
NVMLV1	886,450	1,801,539

	$316,785,733	$193,956,268

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020	0.00%	6,303	$15.93	$100,427	1.51%	5.02%
2019	0.00%	11,756	15.17	178,351	2.10%	15.51%
2018	0.00%	10,935	13.13	143,616	1.85%	-7.07%
2017	0.00%	10,410	14.13	147,118	2.08%	14.67%
2016	0.00%	9,543	12.32	117,614	0.89%	3.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.00%	32,378	9.22	298,621	1.56%	2.21%
2019	0.00%	31,716	9.02	286,188	1.04%	16.79%
2018	0.00%	3,861	7.73	29,831	0.88%	-22.74%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	157,186	26.27	4,130,044	1.05%	3.37%
2019	0.00%	189,281	25.42	4,811,232	0.59%	20.10%
2018	0.00%	194,249	21.17	4,111,291	0.48%	-15.03%
2017	0.00%	204,069	24.91	5,083,044	0.47%	13.15%
2016	0.00%	197,662	22.01	4,351,374	0.61%	25.09%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.00%	872,794	12.34	10,766,722	1.59%	9.81%
2019	0.00%	938,205	11.23	10,530,219	2.57%	9.16%
2018	0.00%	934,718	10.29	9,619,973	3.08%	-2.57%
2017	0.00%	960,321	10.56	10,144,346	3.00%	3.92%
2016	0.00%	759,508	10.16	7,720,100	2.12%	4.71%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%	25,104	17.88	448,923	1.37%	9.55%
2019	0.00%	25,637	16.32	418,473	2.31%	8.90%
2018	0.00%	27,481	14.99	411,904	2.84%	-2.82%
2017	0.00%	28,784	15.42	443,947	2.61%	3.67%
2016	0.00%	31,163	14.88	463,617	1.85%	4.39%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	88,790	42.07	3,735,267	1.81%	1.21%
2019	0.00%	98,875	41.57	4,109,761	2.07%	29.15%
2018	0.00%	116,636	32.18	3,753,784	1.42%	-12.84%
2017	0.00%	122,029	36.92	4,505,663	1.54%	11.69%
2016	0.00%	137,634	33.06	4,549,808	1.72%	22.85%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2020	0.00%	89,545	15.06	1,348,673	0.07%	23.58%
2019	0.00%	73,168	12.19	891,729	1.22%	29.14%
2018	0.00%	35,816	9.44	337,998	1.49%	-14.04%
2017	0.00%	6,381	10.98	70,051	0.21%	9.78%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2020	0.00%	765,348	18.81	14,394,320	1.28%	21.01%
2019	0.00%	855,232	15.54	13,292,531	1.33%	17.99%
2018	0.00%	835,764	13.17	11,009,251	0.95%	-7.34%
2017	0.00%	851,843	14.22	12,109,483	1.35%	13.86%
2016	0.00%	836,360	12.49	10,442,277	1.35%	4.11%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.00%	201,810	12.45	2,512,430	4.76%	7.27%
2019	0.00%	90,475	11.61	1,050,076	5.38%	15.29%
2018	0.00%	45,921	10.07	462,286	5.41%	-2.66%
2017	0.00%	13,876	10.34	143,500	2.62%	3.42%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	65,109	25.61	1,667,468	1.11%	20.80%
2019	0.00%	78,748	21.20	1,669,449	1.10%	17.83%
2018	0.00%	88,932	17.99	1,600,031	0.79%	-7.52%
2017	0.00%	95,952	19.45	1,866,686	1.12%	13.74%
2016	0.00%	129,853	17.10	2,220,988	1.03%	3.96%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	55,964	43.13	2,413,926	0.78%	23.69%
2019	0.00%	62,253	34.87	2,170,920	1.17%	36.10%
2018	0.00%	62,752	25.62	1,607,919	1.26%	-6.85%
2017	0.00%	58,134	27.51	1,599,159	1.36%	27.33%
2016	0.00%	64,247	21.60	1,387,967	1.66%	7.90%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	473,165	42.06	19,902,389	1.58%	18.01%
2019	0.00%	514,215	35.64	18,315,167	1.72%	31.18%
2018	0.00%	546,950	27.17	14,861,105	1.66%	-4.63%
2017	0.00%	572,239	28.49	16,303,880	1.73%	21.54%
2016	0.00%	571,839	23.44	13,405,210	2.04%	11.71%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	143,928	40.00	5,757,402	1.09%	10.64%
2019	0.00%	157,959	36.16	5,703,226	0.94%	22.21%
2018	0.00%	177,285	29.58	5,244,913	0.82%	-8.97%
2017	0.00%	202,647	32.50	6,586,344	0.65%	12.40%
2016	0.00%	211,312	28.92	6,110,137	0.86%	25.73%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.00%	136,970	18.54	2,538,867	1.08%	-2.18%
2019	0.00%	130,512	18.95	2,472,984	0.76%	27.72%
2018	0.00%	124,417	14.84	1,845,849	0.60%	-16.94%
2017	0.00%	120,635	17.86	2,154,839	0.66%	11.76%
2016	0.00%	112,644	15.98	1,800,418	0.72%	31.08%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2020	0.00%	1,607,313	11.96	19,225,735	0.03%	1.46%
2019	0.00%	1,576,277	11.79	18,594,588	2.77%	4.19%
2018	0.00%	1,321,356	11.32	14,952,250	4.86%	1.75%
2017	0.00%	1,152,895	11.12	12,821,908	1.97%	2.11%
2016	0.00%	854,690	10.89	9,308,800	1.95%	1.73%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020	0.00%	295,982	13.36	3,953,284	1.38%	11.29%
2019	0.00%	180,087	12.00	2,169,397	2.34%	18.12%
2018	0.00%	168,068	10.16	1,707,587	5.02%	-6.90%
2017	0.00%	13,091	10.91	142,858	4.03%	9.13%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020	0.00%	223,212	12.32	2,750,608	1.25%	11.72%
2019	0.00%	165,934	11.03	1,830,724	1.96%	8.46%
2018	0.00%	100,936	10.17	1,026,541	2.51%	-1.33%
2017	0.00%	59,732	10.31	615,684	3.90%	3.27%
2016	0.00%	6,285	9.98	62,732	1.56%	-0.19%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2020	0.00%	1,254,355	20.00	25,080,927	2.16%	9.41%
2019	0.00%	1,246,703	18.27	22,783,967	2.95%	23.90%
2018	0.00%	1,110,983	14.75	16,386,654	1.81%	-19.77%
2017	0.00%	906,479	18.38	16,665,252	2.70%	29.95%
2016	0.00%	809,712	14.15	11,455,601	2.66%	6.23%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2020	0.00%	1,700,699	14.79	25,158,296	2.58%	-1.76%
2019	0.00%	1,504,700	15.06	22,662,615	3.88%	15.86%
2018	0.00%	1,258,516	13.00	16,357,465	2.89%	-17.08%
2017	0.00%	1,038,233	15.68	16,274,869	3.07%	25.81%
2016	0.00%	919,267	12.46	11,454,027	3.70%	9.11%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2020	0.00%	1,688,867	10.78	18,206,130	0.59%	0.60%
2019	0.00%	1,720,630	10.72	18,451,730	2.43%	2.52%
2018	0.00%	1,407,580	10.45	14,713,449	1.61%	1.78%
2017	0.00%	1,274,235	10.27	13,086,887	1.15%	0.83%
2016	0.00%	943,434	10.19	9,609,276	0.81%	0.79%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2020	0.00%	1,295,368	24.96	32,333,282	2.35%	-1.37%
2019	0.00%	1,190,909	25.31	30,147,324	2.29%	25.78%
2018	0.00%	1,080,560	20.12	21,741,588	2.27%	-12.12%
2017	0.00%	951,408	22.89	21,782,073	2.00%	19.08%
2016	0.00%	817,777	19.23	15,722,765	2.25%	18.87%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2020	0.00%	1,015,289	23.16	23,516,424	1.81%	3.98%
2019	0.00%	976,352	22.27	21,754,611	1.62%	22.56%
2018	0.00%	834,983	18.17	15,175,766	1.07%	-15.87%
2017	0.00%	693,137	21.60	14,973,956	1.15%	9.77%
2016	0.00%	579,722	19.68	11,409,596	1.22%	27.49%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.00%	208,291	14.57	3,035,107	2.86%	8.28%
2019	0.00%	145,961	13.46	1,964,272	3.14%	20.16%
2018	0.00%	58,367	11.20	653,665	2.61%	-7.66%
2017	0.00%	19,415	12.13	235,477	2.43%	16.54%
2016	0.00%	3,693	10.41	38,435	0.00%	4.07%	****
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2020	0.00%	73,954	20.34	1,504,121	0.41%	39.04%
2019	0.00%	41,881	14.63	612,618	0.34%	37.14%
2018	0.00%	19,531	10.67	208,326	0.38%	-1.60%
2017	0.00%	1,048	10.84	11,360	0.00%	8.39%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	31,213	20.07	626,560	2.89%	8.12%
2019	0.00%	24,360	18.57	452,275	2.87%	9.44%
2018	0.00%	23,191	16.96	393,420	2.95%	-0.59%
2017	0.00%	23,126	17.07	394,657	3.03%	4.04%
2016	0.00%	17,646	16.40	289,458	3.57%	3.82%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.00%	450,346	14.50	6,529,409	0.16%	30.43%
2019	0.00%	21,193	11.12	235,582	0.48%	11.16%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.00%	295,420	29.18	8,620,144	1.76%	6.55%
2019	0.00%	301,092	27.39	8,248,518	1.98%	27.32%
2018	0.00%	298,050	21.51	6,410,859	2.22%	-8.40%
2017	0.00%	305,989	23.48	7,185,159	1.64%	12.80%
2016	0.00%	304,708	20.82	6,342,945	2.37%	17.90%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.00%	264,410	14.13	3,735,702	0.87%	31.17%
2019	0.00%	123,059	10.77	1,326,530	2.24%	29.30%
2018	0.00%	54,943	8.33	457,672	1.66%	-16.70%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.00%	65,894	26.41	1,739,973	1.20%	12.39%
2019	0.00%	78,967	23.49	1,855,265	2.01%	16.00%
2018	0.00%	96,578	20.25	1,956,075	1.70%	-4.10%
2017	0.00%	82,464	21.12	1,741,693	1.46%	12.99%
2016	0.00%	88,971	18.69	1,663,083	1.62%	5.28%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	100,177	29.45	2,950,573	1.14%	14.92%
2019	0.00%	117,482	25.63	3,011,147	2.03%	20.01%
2018	0.00%	113,656	21.36	2,427,400	1.36%	-5.98%
2017	0.00%	126,321	22.72	2,869,387	1.45%	16.47%
2016	0.00%	134,430	19.50	2,621,778	1.29%	6.04%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	308,413	33.05	10,194,079	1.23%	16.76%
2019	0.00%	289,083	28.31	8,183,826	1.94%	24.37%
2018	0.00%	293,129	22.76	6,672,133	1.26%	-7.88%
2017	0.00%	311,519	24.71	7,697,596	1.35%	20.82%
2016	0.00%	325,981	20.45	6,667,090	1.44%	6.52%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.00%	763,199	59.50	45,411,207	0.06%	43.75%
2019	0.00%	683,492	41.39	28,295,453	0.16%	34.18%
2018	0.00%	625,050	30.85	19,281,194	0.15%	-0.27%
2017	0.00%	536,736	30.93	16,602,568	0.11%	35.00%
2016	0.00%	423,234	22.91	9,697,448	0.00%	0.71%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	353,680	20.20	7,144,321	2.28%	9.25%
2019	0.00%	310,568	18.49	5,743,694	2.65%	9.58%
2018	0.00%	298,632	16.87	5,038,633	2.47%	-0.63%
2017	0.00%	292,566	16.98	4,967,687	2.39%	4.16%
2016	0.00%	304,421	16.30	4,962,636	2.48%	4.63%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	257,638	41.91	10,797,837	0.56%	18.04%
2019	0.00%	267,146	35.51	9,485,288	0.78%	23.35%
2018	0.00%	294,745	28.79	8,484,307	0.56%	-14.64%
2017	0.00%	307,993	33.72	10,386,049	0.61%	20.70%
2016	0.00%	331,787	27.94	9,269,404	0.44%	12.11%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%	568,083	11.29	6,413,237	2.75%	-32.88%
2019	0.00%	445,565	16.82	7,488,507	1.85%	9.82%
2018	0.00%	438,202	15.32	6,711,087	0.70%	-24.77%
2017	0.00%	436,048	20.36	8,876,534	1.47%	-2.78%
2016	0.00%	415,801	20.94	8,705,989	0.49%	33.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	389,820	14.65	5,710,663	0.36%	15.49%
2019	0.00%	381,679	12.68	4,841,279	1.58%	27.67%
2018	0.00%	423,198	9.93	4,204,417	1.60%	-14.88%
2017	0.00%	373,808	11.67	4,363,143	1.45%	30.10%
2016	0.00%	339,433	8.97	3,045,230	1.49%	-5.12%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.00%	230,628	11.09	2,557,992	2.35%	-6.61%
2019	0.00%	157,100	11.88	1,869,408	2.43%	23.09%
2018	0.00%	57,547	9.65	555,243	4.93%	-6.31%
2017	0.00%	9,584	10.30	98,695	2.33%	2.98%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%	325	31.46	10,224	1.22%	8.18%
2019	0.00%	392	29.08	11,399	1.58%	34.29%
2018	0.00%	409	21.65	8,856	0.87%	-17.33%
2017	0.00%	406	26.19	10,634	1.42%	19.21%
2016	0.00%	406	21.97	8,921	0.69%	9.48%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%	23,110	15.63	361,166	4.18%	17.18%
2019	0.00%	25,353	13.34	338,116	1.01%	26.70%
2018	0.00%	28,466	10.53	299,639	0.84%	-15.79%
2017	0.00%	34,889	12.50	436,132	0.98%	40.41%
2016	0.00%	35,039	8.90	311,956	0.87%	17.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2020	0.00%	24,760	20.11	497,851	1.77%	12.19%
2019	0.00%	29,944	17.92	536,673	4.50%	20.04%
2018	0.00%	45,129	14.93	673,796	3.37%	-9.34%
2017	0.00%	44,567	16.47	733,919	2.91%	12.17%
2016	0.00%	40,156	14.68	589,544	3.89%	13.43%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.00%	69,652	19.87	1,384,263	1.47%	11.74%
2019	0.00%	70,996	17.79	1,262,696	3.80%	19.86%
2018	0.00%	86,330	14.84	1,281,023	3.05%	-9.65%
2017	0.00%	88,769	16.42	1,457,873	2.68%	11.98%
2016	0.00%	91,468	14.67	1,341,514	3.87%	13.18%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2020	0.00%	474,728	11.27	5,351,693	8.36%	-5.07%
2019	0.00%	488,258	11.88	5,799,933	7.15%	2.26%
2018	0.00%	417,744	11.61	4,851,482	0.00%	2.21%
2017	0.00%	385,659	11.36	4,381,827	0.00%	2.15%
2016	0.00%	364,803	11.12	4,057,460	0.00%	3.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	99,586	9.97	993,316	8.48%	-5.28%
2019	0.00%	103,027	10.53	1,084,933	7.25%	2.01%
2018	0.00%	117,684	10.32	1,214,825	0.00%	1.94%
2017	0.00%	125,157	10.13	1,267,402	0.00%	1.93%
2016	0.00%	130,926	9.94	1,300,775	0.00%	2.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2020	0.00%	213,049	16.88	3,596,642	6.00%	0.97%
2019	0.00%	198,343	16.72	3,319,462	5.51%	16.42%
2018	0.00%	211,123	14.36	3,032,020	4.98%	-4.09%
2017	0.00%	223,676	14.97	3,349,368	4.20%	9.94%
2016	0.00%	202,177	13.62	2,753,636	4.99%	14.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%	27,159	22.35	607,032	5.73%	0.69%
2019	0.00%	30,135	22.20	668,907	5.63%	16.06%
2018	0.00%	32,857	19.13	628,414	4.77%	-4.30%
2017	0.00%	36,996	19.99	739,398	4.13%	9.67%
2016	0.00%	39,077	18.22	712,110	4.96%	14.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	1,015	41.19	41,808	1.35%	16.23%
2019	0.00%	3,241	35.44	114,859	1.04%	29.58%
2018	0.00%	1,886	27.35	51,579	1.50%	-4.84%
2017	0.00%	2,124	28.74	61,044	1.84%	20.85%
2016	0.00%	2,589	23.78	61,571	1.65%	16.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%	83,440	35.35	2,949,607	1.71%	5.41%
2019	0.00%	84,425	33.54	2,831,326	1.29%	26.72%
2018	0.00%	94,841	26.46	2,509,885	1.12%	-12.69%
2017	0.00%	95,629	30.31	2,898,443	0.73%	10.92%
2016	0.00%	103,018	27.33	2,815,105	1.02%	30.54%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	62,081	9.61	596,441	3.51%	-1.16%
2019	0.00%	60,985	9.72	592,774	1.64%	12.53%
2018	0.00%	99,691	8.64	861,110	2.80%	-15.44%
2017	0.00%	48,796	10.22	498,458	2.58%	16.69%
2016	0.00%	50,098	8.75	438,554	1.94%	7.18%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.00%	6,536	15.09	98,599	0.29%	4.11%
2019	0.00%	7,052	14.49	102,180	1.50%	11.94%
2018	0.00%	8,085	12.94	104,656	0.75%	-4.34%
2017	0.00%	6,810	13.53	92,147	0.33%	13.11%
2016	0.00%	6,093	11.96	72,889	0.30%	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.00%	9,141	11.02	100,728	2.38%	6.72%
2019	0.00%	6,356	10.33	65,629	4.10%	8.82%
2018	0.00%	2,751	9.49	26,103	5.57%	-5.12%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.00%	74,972	11.77	882,247	1.29%	7.39%
2019	0.00%	64,599	10.96	707,881	2.30%	5.01%
2018	0.00%	68,812	10.43	718,051	0.00%	-5.07%
2017	0.00%	63,000	10.99	692,546	0.00%	3.67%
2016	0.00%	41,437	10.60	439,364	0.10%	-0.48%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%	820	38.01	31,172	0.08%	42.35%
2019	0.00%	1,146	26.70	30,603	0.00%	36.76%
2018	0.00%	1,089	19.53	21,265	0.00%	-3.62%
2017	0.00%	971	20.26	19,674	0.08%	27.34%
2016	0.00%	1,467	15.91	23,342	0.00%	2.27%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.00%	16,806	20.54	345,227	0.67%	9.25%
2019	0.00%	24,235	18.80	455,690	0.51%	25.28%
2018	0.00%	23,810	15.01	357,367	0.57%	-11.35%
2017	0.00%	18,987	16.93	321,465	0.55%	14.92%
2016	0.00%	16,039	14.73	236,302	0.08%	13.43%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.00%	647,561	14.45	9,356,869	8.47%	10.22%
2019	0.00%	541,919	13.11	7,104,503	0.00%	15.21%
2018	0.00%	416,058	11.38	4,734,235	1.71%	-6.46%
2017	0.00%	307,923	12.16	3,745,772	4.26%	10.16%
2016	0.00%	237,156	11.04	2,618,887	0.53%	11.64%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	25,773	14.83	382,128	0.00%	48.27%	****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	116,043	37.68	4,372,189	1.50%	13.94%
2019	0.00%	121,141	33.07	4,005,757	0.90%	32.08%
2018	0.00%	98,385	25.04	2,463,107	1.16%	-7.89%
2017	0.00%	101,460	27.18	2,757,541	1.28%	16.91%
2016	0.00%	95,363	23.25	2,216,969	1.05%	11.62%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	178,943	31.26	5,593,823	0.70%	27.64%
2019	0.00%	186,386	24.49	4,564,874	0.94%	31.79%
2018	0.00%	201,007	18.58	3,735,545	1.00%	-13.18%
2017	0.00%	194,558	21.41	4,164,551	0.87%	36.66%
2016	0.00%	211,761	15.66	3,316,742	1.11%	0.08%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.00%	460,143	14.65	6,742,032	1.04%	21.50%
2019	0.00%	352,589	12.06	4,251,938	1.01%	28.60%
2018	0.00%	311,400	9.38	2,920,039	0.92%	-19.42%
2017	0.00%	152,357	11.64	1,772,913	1.46%	26.29%
2016	0.00%	102,503	9.21	944,473	1.16%	-2.12%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%	45,398	12.67	575,265	5.94%	3.40%
2019	0.00%	48,669	12.25	596,429	3.75%	10.80%
2018	0.00%	47,978	11.06	530,634	4.87%	-4.40%
2017	0.00%	43,130	11.57	498,956	2.30%	6.27%
2016	0.00%	41,201	10.89	448,509	5.08%	6.53%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	69,816	42.95	2,998,581	0.63%	19.93%
2019	0.00%	76,724	35.81	2,747,712	0.20%	26.47%
2018	0.00%	78,676	28.32	2,227,888	0.31%	-10.32%
2017	0.00%	77,458	31.58	2,445,884	0.86%	14.16%
2016	0.00%	73,488	27.66	2,032,766	0.51%	18.05%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	586,496	18.81	11,033,225	2.07%	13.88%
2019	0.00%	619,589	16.52	10,235,364	2.09%	21.78%
2018	0.00%	685,219	13.57	9,295,255	1.76%	-5.44%
2017	0.00%	775,408	14.35	11,123,674	1.58%	18.27%
2016	0.00%	829,304	12.13	10,058,879	0.58%	-2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.00%	54,657	17.80	972,713	2.43%	10.97%
2019	0.00%	55,873	16.04	896,095	2.74%	12.18%
2018	0.00%	54,681	14.30	781,779	2.11%	-1.90%
2017	0.00%	55,687	14.57	811,608	1.59%	4.01%
2016	0.00%	53,743	14.01	753,046	2.37%	4.03%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.00%	30,083	26.18	787,505	1.40%	14.11%
2019	0.00%	29,129	22.94	668,222	1.75%	22.09%
2018	0.00%	26,574	18.79	499,304	1.64%	-3.24%
2017	0.00%	26,009	19.42	505,051	1.61%	11.37%
2016	0.00%	25,157	17.44	438,640	1.23%	2.03%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	0.00%	37,667	36.61	1,379,032	0.53%	21.52%
2019	0.00%	43,050	30.13	1,297,038	0.56%	31.09%
2018	0.00%	41,351	22.98	950,371	0.48%	-4.51%
2017	0.00%	43,740	24.07	1,052,761	0.44%	20.75%
2016	0.00%	39,895	19.93	795,194	0.44%	3.74%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	0.00%	38,508	20.96	806,949	2.54%	3.15%
2019	0.00%	37,887	20.32	769,697	2.82%	23.15%
2018	0.00%	38,681	16.50	638,113	1.63%	-11.68%
2017	0.00%	40,229	18.68	751,394	1.25%	15.56%
2016	0.00%	40,070	16.16	647,647	1.25%	6.95%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.00%	66,753	3.91	260,703	2.09%	-36.83%
2019	0.00%	47,539	6.18	293,922	0.00%	3.48%
2018	0.00%	38,743	5.98	231,489	0.00%	-34.14%
2017	0.00%	39,794	9.07	361,003	0.82%	-12.64%
2016	0.00%	35,294	10.38	366,522	0.14%	34.55%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2020	0.00%	5,485	13.84	75,913	3.92%	8.15%
2019	0.00%	7,760	12.80	99,302	3.58%	9.42%
2018	0.00%	8,210	11.70	96,017	2.86%	-0.18%
2017	0.00%	7,453	11.72	87,318	2.65%	4.27%
2016	0.00%	6,312	11.24	70,924	3.39%	7.04%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.00%	122,569	4.68	573,394	2.25%	-11.99%
2019	0.00%	111,122	5.32	590,655	0.98%	9.46%
2018	0.00%	105,086	4.86	510,318	0.31%	-23.23%
2017	0.00%	105,081	6.33	664,713	0.13%	2.97%
2016	0.00%	98,985	6.14	608,101	0.69%	23.81%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.00%	38,644	45.57	1,761,130	0.00%	30.55%
2019	0.00%	40,917	34.91	1,428,377	0.00%	36.59%
2018	0.00%	40,236	25.56	1,028,367	0.03%	2.28%
2017	0.00%	40,853	24.99	1,020,823	0.25%	29.34%
2016	0.00%	39,645	19.32	765,929	0.02%	1.22%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	138,235	25.34	3,502,399	7.25%	6.03%
2019	0.00%	148,251	23.90	3,542,632	6.71%	11.19%
2018	0.00%	168,586	21.49	3,623,061	6.42%	-2.11%
2017	0.00%	168,597	21.96	3,701,581	5.56%	6.68%
2016	0.00%	161,734	20.58	3,328,616	7.47%	16.19%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	0.00%	41,819	17.36	726,079	2.42%	7.19%
2019	0.00%	50,908	16.20	824,625	1.58%	18.69%
2018	0.00%	45,484	13.65	620,724	1.45%	-17.81%
2017	0.00%	35,485	16.60	589,218	1.39%	23.15%
2016	0.00%	32,614	13.48	439,727	1.33%	1.08%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	0.00%	45,830	23.09	1,058,339	0.39%	20.58%
2019	0.00%	37,550	19.15	719,139	0.64%	25.93%
2018	0.00%	36,980	15.21	562,394	0.48%	-6.27%
2017	0.00%	38,940	16.23	631,817	0.05%	24.52%
2016	0.00%	38,030	13.03	495,537	0.22%	-3.04%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2020	0.00%	14,650	12.10	177,200	3.06%	4.14%
2019	0.00%	5,907	11.61	68,609	1.66%	4.23%
2018	0.00%	4,482	11.14	49,946	1.67%	0.78%
2017	0.00%	3,374	11.06	37,307	1.58%	1.40%
2016	0.00%	2,904	10.90	31,667	1.49%	1.94%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	65,426	58.22	3,808,797	0.00%	49.00%
2019	0.00%	65,470	39.07	2,557,942	0.00%	37.94%
2018	0.00%	62,810	28.32	1,779,040	0.00%	-0.06%
2017	0.00%	79,195	28.34	2,244,430	0.00%	26.89%
2016	0.00%	80,928	22.33	1,807,436	0.00%	6.12%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	0.00%	28,959	10.65	308,400	0.32%	0.37%
2019	0.00%	21,106	10.61	223,930	1.78%	1.83%
2018	0.00%	18,277	10.42	190,427	1.49%	1.52%
2017	0.00%	22,369	10.26	229,563	0.58%	0.59%
2016	0.00%	21,205	10.20	216,350	0.12%	0.13%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	0.00%	55,716	27.55	1,534,978	1.43%	15.70%
2019	0.00%	57,971	23.81	1,380,347	2.58%	23.24%
2018	0.00%	75,661	19.32	1,461,871	1.76%	-4.27%
2017	0.00%	70,963	20.18	1,432,191	0.89%	19.83%
2016	0.00%	71,542	16.84	1,204,894	1.49%	4.80%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	17,834	20.53	366,104	1.70%	12.67%
2019	0.00%	17,359	18.22	316,285	1.98%	14.66%
2018	0.00%	17,388	15.89	276,317	1.21%	-1.93%
2017	0.00%	19,521	16.20	316,308	0.75%	10.51%
2016	0.00%	25,268	14.66	370,495	1.16%	2.84%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.00%	345,752	25.45	8,800,576	1.73%	15.12%
2019	0.00%	339,706	22.11	7,511,176	2.66%	21.40%
2018	0.00%	342,546	18.21	6,238,919	1.71%	-4.71%
2017	0.00%	330,943	19.11	6,325,285	0.80%	16.72%
2016	0.00%	305,075	16.38	4,995,693	1.57%	4.52%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.00%	25,572	15.19	388,352	1.27%	9.71%
2019	0.00%	22,450	13.84	310,753	2.00%	19.29%
2018	0.00%	20,914	11.60	242,672	1.28%	-4.75%
2017	0.00%	19,898	12.18	242,401	0.44%	15.70%
2016	0.00%	17,399	10.53	183,202	0.93%	2.36%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	35,370	22.21	785,679	1.83%	13.52%
2019	0.00%	29,566	19.57	578,552	2.26%	16.85%
2018	0.00%	27,890	16.75	467,074	1.19%	-2.67%
2017	0.00%	25,929	17.21	446,129	0.81%	12.77%
2016	0.00%	26,886	15.26	410,226	1.26%	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.00%	56	14.17	793	1.81%	9.61%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.00%	20,355	14.67	298,559	1.35%	9.07%
2019	0.00%	19,736	13.45	265,416	1.88%	17.32%
2018	0.00%	20,269	11.46	232,334	0.97%	-4.00%
2017	0.00%	18,201	11.94	217,326	0.45%	13.80%
2016	0.00%	16,308	10.49	171,111	0.57%	1.81%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	236,176	23.73	5,604,502	1.80%	14.35%
2019	0.00%	231,913	20.75	4,812,839	2.54%	19.05%
2018	0.00%	226,516	17.43	3,948,570	1.40%	-3.90%
2017	0.00%	226,959	18.14	4,116,923	0.75%	14.69%
2016	0.00%	224,105	15.82	3,544,318	1.26%	3.64%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.00%	11,818	22.07	260,863	1.70%	-3.13%
2019	0.00%	13,078	22.79	297,996	1.57%	24.43%
2018	0.00%	13,237	18.31	242,405	1.52%	-5.57%
2017	0.00%	12,914	19.39	250,445	1.32%	5.39%
2016	0.00%	13,098	18.40	241,032	1.04%	4.26%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.00%	42,296	35.69	1,509,499	0.00%	37.66%
2019	0.00%	44,164	25.92	1,144,939	0.00%	23.37%
2018	0.00%	41,999	21.01	882,565	0.37%	-4.11%
2017	0.00%	27,598	21.92	604,822	0.00%	23.12%
2016	0.00%	25,978	17.80	462,423	0.00%	2.91%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	0.00%	12,225	31.71	387,701	0.00%	7.02%
2019	0.00%	11,435	29.63	338,843	0.00%	24.33%
2018	0.00%	11,116	23.83	264,939	0.11%	-10.49%
2017	0.00%	11,906	26.63	317,010	0.00%	13.73%
2016	0.00%	12,660	23.41	296,402	0.40%	28.88%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	49,214	58.16	2,862,093	0.00%	35.36%
2019	0.00%	53,856	42.96	2,313,843	0.00%	49.48%
2018	0.00%	55,809	28.74	1,604,025	0.00%	-5.23%
2017	0.00%	57,612	30.33	1,747,311	0.00%	32.12%
2016	0.00%	59,608	22.96	1,368,386	0.00%	1.54%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	0.00%	16,216	27.81	451,030	1.92%	1.98%
2019	0.00%	15,969	27.27	435,517	0.80%	26.33%
2018	0.00%	15,629	21.59	337,410	1.99%	-7.24%
2017	0.00%	16,590	23.27	386,094	1.41%	12.49%
2016	0.00%	15,404	20.69	318,678	1.17%	11.14%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	98,560	58.76	5,791,532	0.17%	39.03%
2019	0.00%	114,712	42.26	4,848,201	0.02%	36.85%
2018	0.00%	132,034	30.88	4,077,621	1.21%	1.72%
2017	0.00%	135,795	30.36	4,122,889	0.00%	29.99%
2016	0.00%	140,373	23.36	3,278,502	0.82%	1.94%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.00%	299,681	18.73	5,614,463	0.08%	19.47%
2019	0.00%	290,851	15.68	4,561,162	0.21%	35.49%
2018	0.00%	192,390	11.57	2,226,731	0.28%	-0.41%
2017	0.00%	87,544	11.62	1,017,456	0.04%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	532,999	56.58	30,154,506	0.00%	50.73%
2019	0.00%	427,184	37.53	16,044,690	0.40%	44.82%
2018	0.00%	351,267	25.92	9,104,242	1.06%	0.91%
2017	0.00%	261,535	25.68	6,717,441	0.44%	44.91%
2016	0.00%	205,242	17.72	3,637,776	0.09%	13.85%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	210,839	13.96	2,944,071	1.23%	16.02%
2019	0.00%	226,717	12.04	2,728,689	1.85%	26.71%
2018	0.00%	242,370	9.50	2,302,240	1.68%	-15.14%
2017	0.00%	246,485	11.19	2,758,908	1.58%	30.80%
2016	0.00%	266,508	8.56	2,280,544	5.09%	-6.71%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.00%	208,957	17.50	3,657,363	0.00%	19.18%
2019	0.00%	109,681	14.69	1,614,333	0.06%	35.16%
2018	0.00%	37,461	10.87	407,042	0.10%	-0.66%
2017	0.00%	5,342	10.94	58,433	0.00%	9.38%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.00%	395,653	12.04	4,765,578	3.10%	7.43%
2019	0.00%	210,430	11.21	2,359,850	4.13%	8.41%
2018	0.00%	80,946	10.34	837,178	6.78%	-1.03%
2017	0.00%	14,068	10.45	147,006	11.71%	3.86%
2016	0.00%	738	10.06	7,425	4.57%	0.61%	****
M Fund, Inc. - M International Equity Fund (MFBIE)
2020	0.00%	204,648	11.44	2,342,077	1.75%	8.90%
2019	0.00%	186,773	10.51	1,962,873	3.11%	20.32%
2018	0.00%	162,399	8.73	1,418,424	1.48%	-20.57%
2017	0.00%	154,357	11.00	1,697,281	1.72%	24.05%
2016	0.00%	152,831	8.86	1,354,700	1.20%	-0.05%
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2020	0.00%	152,165	18.59	2,829,424	2.09%	-3.16%
2019	0.00%	139,792	19.20	2,684,226	1.87%	21.52%
2018	0.00%	132,076	15.80	2,087,009	1.38%	-12.07%
2017	0.00%	143,866	17.97	2,585,319	1.59%	14.99%
2016	0.00%	133,215	15.63	2,081,771	2.08%	9.64%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2020	0.00%	125,875	32.37	4,074,985	0.00%	17.73%
2019	0.00%	106,796	27.50	2,936,728	0.35%	28.85%
2018	0.00%	89,655	21.34	1,913,339	0.32%	-14.15%
2017	0.00%	81,756	24.86	2,032,318	0.00%	19.02%
2016	0.00%	77,197	20.89	1,612,344	0.00%	21.06%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2020	0.00%	113,134	40.06	4,532,555	0.00%	28.89%
2019	0.00%	131,761	31.08	4,095,490	0.00%	36.09%
2018	0.00%	120,792	22.84	2,758,806	0.00%	-4.95%
2017	0.00%	119,635	24.03	2,874,733	0.00%	38.97%
2016	0.00%	111,437	17.29	1,926,782	0.00%	-2.32%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.00%	172,612	37.44	6,462,963	0.00%	45.89%
2019	0.00%	161,592	25.67	4,147,287	0.00%	41.70%
2018	0.00%	129,133	18.11	2,338,899	0.00%	-1.48%
2017	0.00%	99,802	18.38	1,834,716	0.00%	26.65%
2016	0.00%	86,757	14.51	1,259,250	0.00%	9.05%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%	722	23.22	16,764	0.46%	22.53%
2019	0.00%	752	18.95	14,250	0.59%	39.95%
2018	0.00%	783	13.54	10,602	0.58%	0.81%
2017	0.00%	814	13.43	10,933	0.65%	28.42%
2016	0.00%	849	10.46	8,879	0.59%	6.08%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2020	0.00%	2,873	13.78	39,577	0.83%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%	441,043	36.18	15,957,323	1.57%	3.48%
2019	0.00%	421,662	34.97	14,744,226	2.04%	29.80%
2018	0.00%	436,092	26.94	11,747,431	1.52%	-10.09%
2017	0.00%	474,963	29.96	14,229,783	1.93%	17.65%
2016	0.00%	428,253	25.47	10,905,479	2.15%	14.09%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.00%	112,725	12.70	1,431,495	1.82%	15.84%
2019	0.00%	8,347	10.96	91,507	0.60%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2020	0.00%	499,784	26.83	13,410,126	0.99%	20.52%
2019	0.00%	527,288	22.26	11,738,970	1.87%	25.94%
2018	0.00%	547,182	17.68	9,672,502	1.06%	-9.49%
2017	0.00%	668,907	19.53	13,063,849	1.51%	27.14%
2016	0.00%	568,320	15.36	8,729,796	1.36%	4.05%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.00%	2,297	30.43	69,892	0.79%	20.21%
2019	0.00%	2,504	25.31	63,383	1.53%	25.65%
2018	0.00%	3,132	20.15	63,095	0.90%	-9.72%
2017	0.00%	3,961	22.31	88,389	1.40%	26.82%
2016	0.00%	5,461	17.60	96,091	1.13%	3.84%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2020	0.00%	16,785	13.69	229,795	2.75%	5.90%
2019	0.00%	7,164	12.93	95,948	4.71%	25.07%
2018	0.00%	2,623	10.34	27,112	0.56%	1.06%
2017	0.00%	879	10.23	8,990	0.00%	2.28%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%	7,906	19.85	156,913	2.67%	7.80%
2019	0.00%	8,997	18.41	165,647	3.83%	10.88%
2018	0.00%	6,374	16.60	105,839	2.85%	-0.65%
2017	0.00%	4,446	16.71	74,309	2.43%	6.24%
2016	0.00%	7,329	15.73	115,297	1.95%	6.11%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.00%	83,175	11.26	936,565	3.20%	3.74%
2019	0.00%	23,991	10.85	260,399	6.01%	6.59%
2018	0.00%	3,800	10.18	38,697	3.14%	1.83%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	98,192	30.86	3,030,519	1.81%	3.63%
2019	0.00%	107,338	29.78	3,196,773	1.92%	27.31%
2018	0.00%	97,271	23.39	2,275,500	1.79%	-7.26%
2017	0.00%	105,078	25.22	2,650,441	3.18%	18.00%
2016	0.00%	92,314	21.38	1,973,374	2.77%	17.89%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	167,559	16.96	2,841,019	2.08%	6.08%
2019	0.00%	165,606	15.98	2,646,910	2.23%	6.27%
2018	0.00%	177,877	15.04	2,675,297	2.48%	-0.05%
2017	0.00%	152,353	15.05	2,292,512	2.20%	2.08%
2016	0.00%	147,227	14.74	2,170,150	2.04%	0.74%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	1,195,307	14.35	17,155,779	1.95%	13.30%
2019	0.00%	1,329,176	12.67	16,839,969	2.56%	22.95%
2018	0.00%	1,289,238	10.30	13,283,956	0.75%	-17.42%
2017	0.00%	1,133,265	12.48	14,139,348	1.38%	41.50%
2016	0.00%	1,043,131	8.82	9,197,675	0.88%	7.72%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	71,410	13.38	955,666	1.20%	7.95%
2019	0.00%	89,258	12.40	1,106,567	2.68%	19.12%
2018	0.00%	87,598	10.41	911,669	1.77%	-14.53%
2017	0.00%	149,566	12.18	1,821,242	2.00%	27.45%
2016	0.00%	83,394	9.55	796,753	2.22%	0.87%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%	1,654,942	26.94	44,586,334	1.51%	12.00%
2019	0.00%	1,536,896	24.06	36,970,582	1.64%	20.78%
2018	0.00%	1,418,731	19.92	28,255,902	1.21%	-4.98%
2017	0.00%	1,233,476	20.96	25,853,483	1.14%	15.79%
2016	0.00%	1,057,280	18.10	19,138,122	2.01%	9.00%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%	52,616	16.42	864,150	2.06%	9.21%
2019	0.00%	50,549	15.04	760,222	1.85%	8.98%
2018	0.00%	49,583	13.80	684,231	2.32%	-1.07%
2017	0.00%	50,048	13.95	698,141	1.20%	3.21%
2016	0.00%	52,273	13.52	706,490	2.55%	2.65%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%	209,693	38.57	8,087,596	0.66%	29.93%
2019	0.00%	219,007	29.68	6,501,081	0.66%	34.78%
2018	0.00%	241,787	22.02	5,325,267	0.22%	-9.42%
2017	0.00%	263,536	24.32	6,408,030	0.71%	30.97%
2016	0.00%	208,017	18.57	3,862,128	1.57%	0.19%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%	110,692	28.37	3,139,935	1.71%	13.08%
2019	0.00%	113,766	25.09	2,853,899	1.32%	25.67%
2018	0.00%	121,671	19.96	2,428,810	1.02%	-2.18%
2017	0.00%	133,898	20.41	2,732,583	1.43%	21.93%
2016	0.00%	135,544	16.74	2,268,735	1.16%	11.09%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%	214,322	48.38	10,368,826	0.72%	51.49%
2019	0.00%	212,412	31.93	6,783,364	0.35%	30.29%
2018	0.00%	228,419	24.51	5,598,896	0.31%	-0.66%
2017	0.00%	242,400	24.67	5,980,829	0.31%	27.80%
2016	0.00%	246,101	19.31	4,751,440	0.23%	9.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	361,599	28.92	10,458,384	0.22%	12.33%
2019	0.00%	391,126	25.75	10,070,814	2.10%	21.83%
2018	0.00%	411,732	21.13	8,701,949	1.59%	-7.73%
2017	0.00%	447,296	22.90	10,245,130	1.65%	16.68%
2016	0.00%	470,203	19.63	9,230,378	1.69%	8.48%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	23,650	22.26	526,539	0.14%	8.55%
2019	0.00%	23,202	20.51	475,867	2.17%	13.48%
2018	0.00%	24,795	18.07	448,120	1.92%	-3.73%
2017	0.00%	27,336	18.77	513,194	1.80%	9.21%
2016	0.00%	30,967	17.19	532,329	1.76%	5.70%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%	3,142,627	27.24	85,589,789	2.02%	18.19%
2019	0.00%	2,901,805	23.04	66,883,939	2.30%	31.16%
2018	0.00%	2,403,505	17.57	42,227,489	1.94%	-4.62%
2017	0.00%	1,967,555	18.42	36,241,814	2.06%	21.53%
2016	0.00%	1,441,302	15.16	21,845,378	2.36%	11.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	75,104	30.51	2,291,119	0.23%	12.82%
2019	0.00%	89,242	27.04	2,413,141	2.00%	23.73%
2018	0.00%	97,090	21.85	2,121,814	1.46%	-8.85%
2017	0.00%	105,243	23.98	2,523,415	1.50%	18.43%
2016	0.00%	135,365	20.25	2,740,599	1.66%	9.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	30,767	18.81	578,796	0.09%	6.71%
2019	0.00%	39,187	17.63	690,808	2.02%	9.53%
2018	0.00%	46,726	16.09	752,021	1.96%	-1.80%
2017	0.00%	50,734	16.39	831,520	1.93%	5.68%
2016	0.00%	54,564	15.51	846,209	1.96%	4.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	228,957	25.55	5,850,225	0.13%	10.34%
2019	0.00%	193,679	23.16	4,484,889	2.17%	17.74%
2018	0.00%	210,606	19.67	4,141,891	1.80%	-5.68%
2017	0.00%	230,919	20.85	4,814,835	1.75%	12.93%
2016	0.00%	259,456	18.46	4,790,611	1.77%	7.14%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%	196,008	12.98	2,543,663	2.39%	7.34%
2019	0.00%	186,276	12.09	2,258,034	3.23%	21.42%
2018	0.00%	213,815	9.96	2,129,115	2.53%	-13.90%
2017	0.00%	207,275	11.57	2,397,164	2.60%	24.56%
2016	0.00%	216,128	9.29	2,006,753	2.58%	0.75%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	133,968	25.53	3,420,646	5.19%	6.02%
2019	0.00%	152,708	24.08	3,677,898	5.84%	14.74%
2018	0.00%	147,397	20.99	3,093,937	6.07%	-3.00%
2017	0.00%	195,292	21.64	4,226,010	5.77%	6.76%
2016	0.00%	171,056	20.27	3,467,288	5.58%	14.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020	0.00%	245,033	14.24	3,489,339	0.13%	6.59%
2019	0.00%	202,056	13.36	2,924,029	2.52%	15.52%
2018	0.00%	189,780	11.56	2,194,781	2.13%	-5.82%
2017	0.00%	174,377	12.28	2,141,272	2.06%	17.23%
2016	0.00%	144,663	10.47	1,515,270	3.17%	7.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2020	0.00%	97,014	13.45	1,305,219	0.13%	4.83%
2019	0.00%	86,514	12.83	1,110,344	2.57%	13.37%
2018	0.00%	78,654	11.32	890,411	2.37%	-5.38%
2017	0.00%	65,166	11.96	779,650	2.14%	14.30%
2016	0.00%	54,096	10.47	566,232	1.88%	5.94%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	342,149	42.47	14,532,578	1.32%	13.11%
2019	0.00%	303,501	37.55	11,396,412	1.48%	25.65%
2018	0.00%	234,111	29.88	6,996,219	1.42%	-11.38%
2017	0.00%	205,096	33.72	6,916,462	0.96%	15.78%
2016	0.00%	238,161	29.13	6,936,976	1.55%	20.29%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	91,296	19.33	1,764,781	3.89%	4.06%
2019	0.00%	86,873	18.58	1,613,763	4.76%	9.17%
2018	0.00%	104,035	17.02	1,770,268	2.87%	-2.34%
2017	0.00%	96,435	17.42	1,680,346	5.19%	6.33%
2016	0.00%	72,441	16.39	1,187,102	3.15%	8.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2020	0.00%	336,134	13.99	4,702,207	0.83%	7.53%
2019	0.00%	293,504	13.01	3,818,182	2.89%	15.59%
2018	0.00%	264,968	11.25	2,981,934	2.31%	-6.79%
2017	0.00%	232,898	12.07	2,811,827	1.89%	17.98%
2016	0.00%	203,424	10.23	2,081,736	2.75%	6.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020	0.00%	216,685	13.27	2,875,186	0.67%	5.32%
2019	0.00%	203,946	12.60	2,569,413	2.82%	14.05%
2018	0.00%	186,000	11.05	2,054,626	2.47%	-6.81%
2017	0.00%	163,455	11.85	1,937,527	2.20%	14.96%
2016	0.00%	126,505	10.31	1,304,393	2.95%	5.74%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2020	0.00%	977	10.56	10,314	0.00%	5.57%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%	135,287	35.92	4,859,856	1.65%	1.49%
2019	0.00%	151,779	35.39	5,372,056	2.78%	26.95%
2018	0.00%	150,919	27.88	4,207,566	1.43%	-9.35%
2017	0.00%	155,133	30.75	4,771,052	1.55%	8.67%
2016	0.00%	178,666	28.30	5,056,184	3.04%	20.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	144,450	11.86	1,712,478	1.46%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.00%	235,324	12.57	2,957,036	3.21%	7.20%
2019	0.00%	116,588	11.72	1,366,676	2.82%	8.40%
2018	0.00%	89,417	10.81	966,978	2.81%	-0.36%
2017	0.00%	98,220	10.85	1,066,059	2.34%	3.12%
2016	0.00%	91,898	10.53	967,257	2.94%	2.26%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%	169,673	17.38	2,948,321	2.66%	7.01%
2019	0.00%	157,080	16.24	2,915,896	3.59%	8.94%
2018	0.00%	103,913	14.91	1,548,824	3.17%	-0.42%
2017	0.00%	119,614	14.97	1,790,352	3.22%	4.40%
2016	0.00%	103,663	14.34	1,486,258	3.16%	5.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	1,239,188	21.55	26,704,335	1.00%	11.67%
2019	0.00%	1,186,568	19.30	22,897,883	3.03%	20.22%
2018	0.00%	1,133,838	16.05	18,200,776	2.26%	-8.04%
2017	0.00%	1,034,503	17.46	18,058,755	1.81%	16.01%
2016	0.00%	979,464	15.05	14,738,254	3.12%	7.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	177,090	16.90	2,992,702	0.26%	7.69%
2019	0.00%	162,132	15.69	2,544,248	2.52%	10.77%
2018	0.00%	181,839	14.17	2,575,995	2.38%	-2.51%
2017	0.00%	182,957	14.53	2,658,487	2.34%	6.35%
2016	0.00%	161,280	13.66	2,203,495	2.79%	4.81%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.00%	2,722,032	22.06	60,047,569	1.11%	12.36%
2019	0.00%	2,629,065	19.63	51,617,248	3.08%	22.32%
2018	0.00%	2,425,916	16.05	38,937,211	2.20%	-9.39%
2017	0.00%	2,278,189	17.71	40,354,708	1.70%	18.16%
2016	0.00%	2,085,093	14.99	31,259,047	2.92%	7.69%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	195,949	18.86	3,696,534	0.58%	9.15%
2019	0.00%	174,962	17.28	3,023,873	2.63%	14.28%
2018	0.00%	195,468	15.12	2,956,233	2.39%	-4.68%
2017	0.00%	187,744	15.87	2,978,697	2.07%	10.08%
2016	0.00%	175,794	14.41	2,533,771	3.04%	5.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	1,570,479	20.68	32,476,012	0.85%	10.77%
2019	0.00%	1,610,007	18.67	30,056,449	2.88%	18.32%
2018	0.00%	1,657,097	15.78	26,145,551	2.37%	-7.07%
2017	0.00%	1,469,871	16.98	24,954,638	1.99%	14.05%
2016	0.00%	1,390,277	14.89	20,694,811	3.01%	6.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.00%	1,254,616	22.52	28,259,158	1.18%	12.74%
2019	0.00%	1,149,856	19.98	22,972,928	3.02%	24.15%
2018	0.00%	1,054,499	16.09	16,970,153	2.04%	-10.72%
2017	0.00%	947,933	18.03	17,087,241	1.48%	19.99%
2016	0.00%	803,158	15.02	12,065,363	2.62%	8.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	614,495	19.69	12,102,182	0.70%	9.71%
2019	0.00%	587,828	17.95	10,552,215	2.79%	16.29%
2018	0.00%	591,006	15.44	9,122,753	2.39%	-6.04%
2017	0.00%	563,787	16.43	9,262,386	1.80%	12.01%
2016	0.00%	505,285	14.67	7,411,332	2.98%	6.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%	24,989	23.69	592,088	0.13%	9.41%
2019	0.00%	29,042	21.66	628,960	2.23%	15.34%
2018	0.00%	31,906	18.78	599,081	1.87%	-4.85%
2017	0.00%	37,766	19.73	745,248	1.79%	11.13%
2016	0.00%	41,057	17.76	729,047	1.86%	6.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2020	0.00%	616,772	17.53	10,812,851	0.13%	9.50%
2019	0.00%	558,469	16.01	8,942,067	2.66%	15.51%
2018	0.00%	506,226	13.86	7,016,543	2.25%	-4.63%
2017	0.00%	447,671	14.53	6,506,186	2.13%	11.27%
2016	0.00%	395,296	13.06	5,163,213	2.36%	6.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.00%	2,214	29.45	65,197	0.23%	11.62%
2019	0.00%	41,666	26.38	1,099,240	2.12%	19.94%
2018	0.00%	44,101	22.00	970,052	1.63%	-6.47%
2017	0.00%	49,953	23.52	1,174,781	1.54%	14.81%
2016	0.00%	78,174	20.48	1,601,351	1.56%	7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.00%	634,295	20.38	12,926,298	0.18%	11.80%
2019	0.00%	558,282	18.23	10,176,078	2.46%	20.11%
2018	0.00%	522,057	15.18	7,922,477	2.13%	-6.36%
2017	0.00%	441,936	16.21	7,162,255	2.04%	15.00%
2016	0.00%	381,863	14.09	5,381,693	2.20%	7.95%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2020	0.00%	4,066,375	21.53	87,561,895	0.23%	12.53%
2019	0.00%	3,850,703	19.14	73,685,339	2.41%	22.04%
2018	0.00%	3,598,467	15.68	56,423,189	1.96%	-7.61%
2017	0.00%	3,183,912	16.97	54,034,626	2.01%	16.83%
2016	0.00%	2,726,362	14.53	39,604,628	2.23%	8.64%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2020	0.00%	142,654	16.48	2,351,158	0.14%	8.71%
2019	0.00%	125,582	15.16	1,903,911	2.50%	13.67%
2018	0.00%	120,199	13.34	1,603,212	2.25%	-3.58%
2017	0.00%	114,655	13.83	1,586,017	2.02%	9.33%
2016	0.00%	121,562	12.65	1,538,025	2.57%	5.83%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.00%	20,394	11.32	230,825	1.99%	7.12%
2019	0.00%	887	10.57	9,372	1.23%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.00%	8,337	12.58	104,897	2.57%	15.76%
2019	0.00%	3,329	10.87	36,183	0.71%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2020	0.00%	1,369,478	23.13	31,671,011	0.23%	13.00%
2019	0.00%	1,242,457	20.47	25,427,376	2.39%	23.80%
2018	0.00%	1,112,535	16.53	18,391,530	1.74%	-8.66%
2017	0.00%	993,697	18.10	17,983,506	1.99%	18.65%
2016	0.00%	790,126	15.25	12,051,462	2.05%	9.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2020	0.00%	289,540	14.30	4,140,612	0.10%	6.95%
2019	0.00%	291,913	13.37	3,903,266	2.48%	9.65%
2018	0.00%	276,109	12.20	3,367,180	2.43%	-1.62%
2017	0.00%	222,635	12.40	2,759,893	2.28%	5.89%
2016	0.00%	195,147	11.71	2,284,500	2.28%	4.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.00%	1,381,747	19.00	26,247,922	0.14%	10.59%
2019	0.00%	1,316,959	17.18	22,621,887	2.49%	17.83%
2018	0.00%	1,278,961	14.58	18,645,343	2.10%	-5.53%
2017	0.00%	1,222,504	15.43	18,864,904	2.02%	13.16%
2016	0.00%	1,171,083	13.64	15,970,017	2.46%	7.28%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.00%	7,126	13.17	93,834	0.95%	7.69%
2019	0.00%	8,172	12.23	99,928	2.19%	18.91%
2018	0.00%	11,571	10.28	118,987	1.77%	-14.80%
2017	0.00%	12,916	12.07	155,893	1.49%	27.07%
2016	0.00%	14,701	9.50	139,634	1.87%	0.63%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.00%	447,793	12.96	5,803,291	2.56%	7.53%
2019	0.00%	443,992	12.05	5,351,539	3.91%	21.77%
2018	0.00%	331,043	9.90	3,276,416	2.81%	-13.81%
2017	0.00%	311,145	11.48	3,572,837	4.26%	24.88%
2016	0.00%	125,767	9.19	1,156,402	3.31%	0.92%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%	319,789	18.90	6,042,951	3.38%	9.31%
2019	0.00%	256,283	17.29	4,430,571	3.28%	9.89%
2018	0.00%	237,517	15.73	3,736,763	2.66%	-1.20%
2017	0.00%	241,818	15.92	3,850,792	2.88%	3.94%
2016	0.00%	192,140	15.32	2,943,667	3.20%	3.70%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%	164,677	20.16	3,319,309	0.98%	51.04%
2019	0.00%	146,825	13.35	1,959,785	1.23%	33.15%
2018	0.00%	159,346	10.02	1,597,400	1.08%	-16.46%
2017	0.00%	162,497	12.00	1,949,871	1.22%	25.77%
2016	0.00%	173,313	9.54	1,653,516	1.51%	-2.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%	304,787	11.78	3,590,951	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	129,161	36.33	4,692,161	0.00%	30.09%
2019	0.00%	154,415	27.93	4,312,042	4.13%	30.53%
2018	0.00%	162,755	21.39	3,481,926	0.31%	-3.08%
2017	0.00%	169,828	22.07	3,748,564	0.37%	30.20%
2016	0.00%	167,874	16.95	2,845,895	0.88%	2.19%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	245,793	44.97	11,052,825	0.00%	60.90%
2019	0.00%	322,805	27.95	9,021,804	0.00%	37.25%
2018	0.00%	307,725	20.36	6,266,012	0.00%	-6.85%
2017	0.00%	290,871	21.86	6,358,398	0.00%	27.74%
2016	0.00%	193,743	17.11	3,315,561	0.00%	6.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.00%	223,756	23.49	5,255,106	2.32%	-1.07%
2019	0.00%	203,993	23.74	4,842,836	2.42%	23.97%
2018	0.00%	198,222	19.15	3,795,916	1.09%	-13.12%
2017	0.00%	252,510	22.04	5,565,449	1.24%	13.95%
2016	0.00%	260,205	19.34	5,033,056	2.40%	17.72%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	17,056	26.31	448,686	2.12%	-1.14%
2019	0.00%	17,474	26.61	465,003	2.27%	23.85%
2018	0.00%	17,653	21.49	379,316	1.04%	-13.15%
2017	0.00%	19,673	24.74	486,749	1.13%	13.84%
2016	0.00%	20,833	21.73	452,792	1.31%	17.59%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%	32,197	28.22	908,486	0.42%	13.55%
2019	0.00%	39,806	24.85	989,156	0.66%	28.07%
2018	0.00%	39,977	19.40	775,665	0.52%	-4.76%
2017	0.00%	46,411	20.37	945,558	0.55%	24.85%
2016	0.00%	43,345	16.32	707,304	0.82%	13.60%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	56,713	28.84	1,635,738	0.74%	13.34%
2019	0.00%	64,931	25.45	1,652,377	0.75%	26.05%
2018	0.00%	66,465	20.19	1,341,903	0.52%	-5.87%
2017	0.00%	84,774	21.45	1,818,373	0.57%	18.36%
2016	0.00%	79,412	18.12	1,439,102	0.76%	10.11%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	276,426	54.92	15,182,690	1.35%	18.90%
2019	0.00%	287,474	46.19	13,279,857	1.63%	37.62%
2018	0.00%	329,377	33.57	11,056,606	0.84%	-1.27%
2017	0.00%	333,398	34.00	11,335,816	0.50%	27.31%
2016	0.00%	334,704	26.71	8,938,897	0.84%	3.63%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	739,684	20.25	14,977,502	1.56%	-5.39%
2019	0.00%	726,848	21.40	15,550,087	1.68%	30.70%
2018	0.00%	785,456	16.37	12,860,983	1.87%	-3.92%
2017	0.00%	808,062	17.04	13,771,204	2.35%	6.50%
2016	0.00%	717,274	16.00	11,478,301	2.30%	7.35%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.00%	553,080	23.00	12,723,308	0.95%	19.32%
2019	0.00%	517,713	19.28	9,993,389	1.03%	24.96%
2018	0.00%	429,321	15.43	6,623,998	1.18%	-11.34%
2017	0.00%	464,059	17.40	8,075,992	0.98%	14.18%
2016	0.00%	366,620	15.24	5,587,881	1.46%	20.87%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2020	0.00%	249,835	11.72	2,927,779	2.20%	3.20%
2019	0.00%	177,815	11.36	2,019,118	2.84%	4.33%
2018	0.00%	153,885	10.88	1,674,830	3.37%	0.98%
2017	0.00%	38,810	10.78	418,292	2.25%	1.95%
2016	0.00%	30,787	10.57	325,470	2.32%	2.74%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%	3,936	12.88	50,713	1.61%	2.83%
2019	0.00%	4,143	12.53	51,910	2.01%	4.09%
2018	0.00%	4,985	12.04	60,007	2.16%	0.82%
2017	0.00%	5,182	11.94	61,871	1.65%	1.58%
2016	0.00%	5,333	11.75	62,684	1.55%	2.49%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	33,779	19.04	643,287	1.49%	5.18%
2019	0.00%	51,404	18.11	930,731	2.52%	12.49%
2018	0.00%	48,780	16.10	785,179	1.82%	-15.69%
2017	0.00%	56,049	19.09	1,070,061	2.08%	22.72%
2016	0.00%	56,090	15.56	872,615	2.19%	1.12%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	109,871	11.93	1,310,647	0.24%	0.24%
2019	0.00%	107,268	11.90	1,276,488	1.80%	1.78%
2018	0.00%	134,363	11.69	1,570,934	1.36%	1.39%
2017	0.00%	160,646	11.53	1,852,465	-0.01%	0.42%
2016	0.00%	173,869	11.48	1,996,529	0.00%	0.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.00%	2,066,859	10.41	21,513,526	0.20%	0.26%
2019	0.00%	1,290,070	10.38	13,393,382	1.84%	1.83%
2018	0.00%	1,813,387	10.20	18,487,651	1.41%	1.44%
2017	0.00%	1,649,553	10.05	16,578,395	0.47%	0.47%
2016	0.00%	2,053,326	10.00	20,539,590	0.03%	0.03%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	67,216	39.32	2,642,718	0.02%	22.69%
2019	0.00%	70,142	32.05	2,247,770	0.07%	25.65%
2018	0.00%	82,213	25.50	2,096,811	0.01%	-12.63%
2017	0.00%	82,002	29.19	2,393,852	0.00%	13.49%
2016	0.00%	79,583	25.72	2,047,136	0.36%	22.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	178,877	43.72	7,819,845	0.00%	40.89%
2019	0.00%	163,047	31.03	5,059,238	0.00%	35.71%
2018	0.00%	99,789	22.86	2,281,584	0.00%	-7.94%
2017	0.00%	161,709	24.84	4,016,173	0.00%	24.92%
2016	0.00%	70,801	19.88	1,407,571	0.00%	8.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	104,150	29.45	3,067,543	0.08%	5.15%
2019	0.00%	104,240	28.01	2,919,767	1.12%	19.00%
2018	0.00%	98,918	23.54	2,328,309	0.73%	-16.95%
2017	0.00%	91,066	28.34	2,581,040	0.41%	9.06%
2016	0.00%	134,561	25.99	3,496,880	0.91%	25.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	230,533	36.44	8,399,758	1.15%	10.35%
2019	0.00%	250,724	33.02	8,278,253	1.26%	29.31%
2018	0.00%	218,466	25.53	5,578,363	1.24%	0.00%
2017	0.00%	149,467	25.53	3,816,621	1.31%	20.52%
2016	0.00%	58,688	21.19	1,243,413	1.90%	11.39%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%	3,389	21.54	73,005	0.00%	39.71%
2019	0.00%	2,381	15.42	36,713	0.00%	32.48%
2018	0.00%	2,556	11.64	29,748	0.00%	-6.56%
2017	0.00%	2,482	12.46	30,914	0.00%	24.56%
2016	0.00%	2,297	10.00	22,968	0.00%	4.16%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	3,530	39.71	140,192	0.60%	19.56%
2019	0.00%	4,055	33.22	134,693	0.42%	25.88%
2018	0.00%	4,417	26.39	116,549	0.48%	-5.73%
2017	0.00%	4,834	27.99	135,299	0.50%	18.43%
2016	0.00%	5,657	23.63	133,696	0.70%	9.86%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%	46,671	13.48	629,112	2.39%	3.46%
2019	0.00%	43,846	13.03	571,278	1.98%	3.69%
2018	0.00%	45,141	12.57	567,238	1.56%	1.02%
2017	0.00%	48,450	12.44	602,666	1.44%	0.89%
2016	0.00%	47,033	12.33	579,872	1.24%	1.22%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020	0.00%	167,878	13.51	2,268,613	2.13%	5.66%
2019	0.00%	172,739	12.79	2,209,203	2.14%	14.48%
2018	0.00%	173,746	11.17	1,940,985	1.65%	-6.15%
2017	0.00%	158,248	11.90	1,883,707	1.50%	10.58%
2016	0.00%	145,440	10.76	1,565,545	1.38%	6.02%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.00%	298,617	13.93	4,158,750	2.06%	5.18%
2019	0.00%	290,369	13.24	3,844,781	1.87%	16.93%
2018	0.00%	281,468	11.32	3,187,188	1.51%	-8.84%
2017	0.00%	247,982	12.42	3,080,200	1.58%	17.45%
2016	0.00%	195,061	10.58	2,062,864	1.70%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020	0.00%	196,859	14.10	2,776,214	2.19%	5.90%
2019	0.00%	198,876	13.32	2,648,424	2.11%	16.16%
2018	0.00%	192,819	11.46	2,210,476	1.59%	-7.38%
2017	0.00%	177,464	12.38	2,196,461	1.59%	13.83%
2016	0.00%	166,044	10.87	1,805,368	1.61%	6.14%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.00%	44,303	14.41	638,454	5.04%	8.01%
2019	0.00%	42,449	13.34	566,357	3.02%	11.90%
2018	0.00%	49,023	11.92	584,534	3.11%	-5.41%
2017	0.00%	52,311	12.61	659,392	4.71%	13.54%
2016	0.00%	54,627	11.10	606,461	2.72%	12.93%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.00%	91,746	15.59	1,430,110	5.00%	10.77%
2019	0.00%	90,601	14.07	1,274,925	2.02%	7.02%
2018	0.00%	109,619	13.15	1,441,304	6.04%	-3.98%
2017	0.00%	63,546	13.69	870,114	1.68%	10.85%
2016	0.00%	59,943	12.35	740,475	1.21%	3.01%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	349,835	13.89	4,860,822	1.21%	2.99%
2019	0.00%	354,402	13.49	4,784,042	2.79%	4.03%
2018	0.00%	381,871	12.97	4,952,360	1.96%	0.34%
2017	0.00%	320,821	12.93	4,146,637	1.34%	1.35%
2016	0.00%	299,290	12.75	3,816,695	1.49%	1.41%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.00%	646,652	6.30	4,072,362	6.45%	1.35%
2019	0.00%	621,452	6.21	3,861,733	4.54%	11.43%
2018	0.00%	518,063	5.58	2,888,830	2.09%	-14.13%
2017	0.00%	422,955	6.49	2,746,634	10.83%	2.15%
2016	0.00%	273,721	6.36	1,740,064	1.18%	15.16%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	711,898	14.35	10,215,419	2.10%	8.64%
2019	0.00%	656,729	13.21	8,674,409	2.99%	8.35%
2018	0.00%	578,659	12.19	7,053,872	2.55%	-0.54%
2017	0.00%	627,442	12.26	7,689,732	2.02%	4.92%
2016	0.00%	505,653	11.68	5,906,439	2.07%	2.69%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)
2020	0.00%	90,035	14.03	1,263,227	1.57%	6.06%
2019	0.00%	51,816	13.23	685,481	1.69%	30.73%
2018	0.00%	21,350	10.12	216,047	0.05%	-8.27%
2017	0.00%	61	11.03	673	0.00%	10.32%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2020	0.00%	6,990	11.10	77,600	2.86%	4.23%
2019	0.00%	7,255	10.65	77,274	2.13%	20.44%
2018	0.00%	3,606	8.84	31,889	0.43%	-17.38%
2017	0.00%	252	10.70	2,697	0.00%	7.03%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%	17,564	65.13	1,143,882	0.00%	29.27%
2019	0.00%	29,567	50.38	1,489,616	0.00%	28.63%
2018	0.00%	34,267	39.17	1,342,151	0.00%	0.86%
2017	0.00%	42,132	38.83	1,636,163	0.00%	27.31%
2016	0.00%	36,976	30.50	1,127,938	0.00%	-10.72%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2020	0.00%	764,571	47.51	36,324,907	0.00%	29.62%
2019	0.00%	652,808	36.65	23,939,178	0.00%	28.95%
2018	0.00%	569,300	28.43	16,182,809	0.00%	1.11%
2017	0.00%	482,396	28.11	13,562,105	0.00%	27.58%
2016	0.00%	459,805	22.04	10,132,190	0.00%	-10.48%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	334,958	7.89	2,643,366	1.02%	19.11%
2019	0.00%	337,411	6.63	2,235,483	0.00%	11.87%
2018	0.00%	338,228	5.92	2,003,153	0.00%	-28.28%
2017	0.00%	318,061	8.26	2,626,353	0.00%	-1.70%
2016	0.00%	328,844	8.40	2,762,306	0.36%	43.71%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020	0.00%	10,914	10.76	117,426	1.72%	-1.33%
2019	0.00%	5,252	10.90	57,269	4.80%	9.04%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	34,815	66.72	2,322,861	0.00%	57.78%
2019	0.00%	51,690	42.29	2,185,764	0.00%	24.83%
2018	0.00%	52,819	33.88	1,789,245	0.00%	1.31%
2017	0.00%	49,488	33.44	1,654,734	0.00%	25.86%
2016	0.00%	37,321	26.57	991,523	0.00%	7.75%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.